As filed with the SEC on April 29, 1998
Registration No. 33-24400
SECURITIES AND EXCHANGE COMMISSION
Washington, D. C.  20549
FORM N-4
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.               [ ]
Post-Effective Amendment No. 13          [x]
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940
Amendment No.   20          [x]
FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Exact name of registrant)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Name of depositor)
82 Devonshire Street
Boston, Massachusetts 02109
(Address of depositor's principal executive offices)
Depositor's telephone number:  (800) 544-8888
_________________________________________________
RODNEY R. ROHDA
Chairman
Fidelity Investments Life Insurance Company
82 Devonshire Street
Boston, Massachusetts  02109
(Name and address of agent for service)
___________________________________________________________
Copy to:
MICHAEL BERENSON
JORDEN BURT BOROS CICCHETTI  BERENSON & JOHNSON LLP
1025 Thomas Jefferson Street, Suite 400 East
Washington, D.C. 20007
___________________________________________________________
Individual Variable Annuity Contracts -- The Registrant has registered an indefinite amount of securities pursuant to Rule 24f-2 of the Investment Company Act of 1940. The Rule 24f-2 Notice for the fiscal year ending December 31, 1997, was filed on March 30, 1998.
It is proposed that this filing will become effective (check appropriate space):
      immediately upon filing pursuant to paragraph (b) of rule 485
  x on April 29, 1998, pursuant to paragraph (b) (1) (v) of rule 485 60 days after filing pursuant to paragraph (a) (1) of rule 485
      on            , pursuant to paragraph (a) (1) of rule 485
      75 days after filing pursuant to paragraph (a) (2) of rule 485
      on            , pursuant to paragraph (a) (2) of rule 485 Page _
of _
 Exhibit Index Appears on Page __

CROSS REFERENCE TO ITEMS REQUIRED BY FORM N-4
Part A
Item N-4 Item                             Heading in Prospectus
Item 1. Cover Page                        Cover Page
Item 2. Definitions                       Glossary
Item 3. Synopsis or Highlights            Summary of the Contract
Item 4. Condensed Financial Information   Accumulation Unit Values
Item 5. General Description of            Facts About Fidelity
        Registrant, Depositor, and        Investments Life, The
        Portfolio Companies               Variable Account, and
                                          the Funds
        a)  Depositor                     Fidelity Investments
                                          Life
        b)  Registrant                    The Variable Account;
                                          The Fixed Account
        c)  Portfolio Company             The Funds
        d)  Prospectus                    The Funds
        e)  Voting                        Voting Rights
        f)  Administrator                 Charges
Item 6. Deductions and Expenses           Charges
        a)  Deductions                    Charges; Premium Taxes
        b)  Sales load                    Withdrawal Charge
        c)  Special purchase plans        Special Provisions
                                          Applicable to Sales
                                          under Sponsored
                                          Arrangements; Automatic
                                          Deduction Plan; Dollar
                                          Cost Averaging
        d)  Commissions                   Selling the Contracts
        e)  Portfolio company deductions
            and expenses Charges
        f)  Registrant's expenses         Charges

Item 7. General Description of Variable
        Annuity Contracts
        a)  Rights                        Summary of the Contract;
                                          Investment Allocation of
                                          Your Purchase Payments;
                                          Withdrawals; Death
                                          Benefit; Selection of
                                          Annuity Income Options;
                                          Reports to Owners;
                                          Voting Rights; Other
                                          Contract Provisions
        b)  Provisions and limitations    Investment Allocation of
                                          Your Purchase Payments
        c)  Changes in contracts or       Changes in Investment
                                          operations Options
        d)  Contract owner inquiries      Cover Page
Item 8. Annuity Period
        a)  Level of benefits             Fixed, Variable or
                                          Combination Annuity
                                          Income Options; Types of
                                          Annuity Income Options
        b)  Annuity commencement date     Annuity Date
        c)  Annuity payments Types of     Annuity Income
            Options
        d)  Assumed investment return     Fixed, Variable or
                                          Combination Annuity
                                          Income Options
        e)  Minimums                      Types of Annuity Income
                                          Options
        f)  Rights to change options or   Investment Allocation of
            transfer contract value       Your Purchase Payments
Item 9. Death Benefit
        a)  Death benefit calculation     Death Benefit
        b)  Forms of benefits             Death Benefit; Types of
                                          Annuity Income Options

Item 10. Purchases and Contract Values
        a)  Procedures for purchases      Purchase of a Contract
        b)  Accumulation unit value       Accumulation Units
        c)  Calculation of accumulation   Accumulation Units
            unit value
        d)  Principal underwriter         Selling the Contracts
Item 11. Redemptions
        a)  Redemption procedures         Withdrawals
        b)  Texas Optional Retirement     Not Applicable
            Program
        c)  Delay                         Postponement of
                                          Payment
        d)  Lapse                         Not Applicable
        e)  Revocation rights             Free Look Privilege
Item 12. Taxes
        a)  Tax Consequences              Tax Considerations; Contract
                                          Values
                                          and Proceeds; Required
                                          Distributions
                                          Upon Death
        b)  Qualified plans               Purchase of A Contract;
                                          Tax Considerations
        c)  Impact of taxes               Tax Considerations
Item 13. Legal Proceedings Litigation
Item 14. Table of Contents for            Table of Contents for
         Statement of Additional          Statement of Additional
         Information                      Information

Part B                                    Heading in Statement of
Form N-4 Item                             Additional Information
Item 15. Cover Page                       Cover Page
Item 16. Table of Contents                Table of Contents
Item 17. General Information and
         History
         a)  Name change                  Fidelity Investments Life
                                          (Prospectus)
         b)  Attribution of Assets        Not Applicable
         c)  Control of Depositor         Fidelity Investments Life
                                         (Prospectus)
Item 18. Services
         a)  Fees, expenses and costs    Charges (Prospectus)
         b)  Management - related        Not Applicable
         c)  Custodian and independent   Independent Accountants
             public accountant
         d)  Other custodianship         Safekeeping of Account
                                         Assets
         e)  Administrative servicing    Fidelity Investments Life
             agent (Prospectus);         The Variable Account
                                         (Prospectus)
         f)  Depositor as principal      Not Applicable
             underwriter
Item 19. Purchase of Securities Being
         Offered
         a)  Manner of Offering          Distribution of the
                                         Contracts; Selling the
                                         Contracts (Prospectus)
         b)  Sales load                  Withdrawal Charge
                                         (Prospectus)

Item 20. Underwriters
         a)  Depositor or affiliate as   Selling the Contracts
             principal underwriter       (Prospectus)
         b)  Continuous offering         Distribution of Contracts
         c)  Underwriting commissions    Not Applicable
         d)  Payments to underwriter     Not Applicable
Item 21. Calculation of Performance Data Performance
Item 22. Annuity Payments                Fixed Annuity Income
                                         Payments; Variable
                                         Annuity Income Payments;
                                         Unavailability of
                                         Annuity Income Payments
                                         in Certain Circumstances
Item 23. Financial Statements
         a)  Registrant                  Financial Statements
         b)  Depositor                   Financial Statements

PART B
INFORMATION REQUIRED IN A STATEMENT
OF ADDITIONAL INFORMATION

EXHIBIT INDEX
Exhibit
 (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
 (10)  Written consent of Coopers & Lybrand L.L.P.
 (10a) Written consent of Jorden Burt Boros Cicchetti Berenson &
Johnson LLP
-10
PROSPECTUS

1.FIDELITY RETIREMENT RESERVES

This prospectus describes a variable annuity contract (the "Contract") offered by Fidelity Investments Life Insurance Company ("Fidelity Investments Life", "We" or "Us"), the life insurance company that is part of the group of financial service companies known as Fidelity Investments. The Contract is designed for individual investors who desire to accumulate capital on a tax-deferred basis for retirement or other long-term purposes. It may be purchased on a non-qualified basis. It may also be purchased on a qualified basis as an individual retirement annuity ("IRA") under Section 408(b) of the Internal Revenue Code of 1986, as amended, in connection with a "rollover" of contributions from other qualified plans, tax sheltered annuities or IRAs. You may choose to have amounts paid out in a single payment or as a series of annuity payments, including payments guaranteed for your lifetime.
You may purchase a Non-qualified Contract by making a payment of at least $2,500. You may make additional payments to a Non-qualified Contract as long as each payment is at least $250 (unless the payment is part of an automatic deduction plan). You may purchase a Qualified Contract by making a payment of at least $10,000. You may make additional payments to a Qualified Contract as long as each payment is at least $2,500 unless your Contract provides for a lower minimum. Your payments will be invested as you direct in one or more of the twenty-eight Subaccounts of the Fidelity Investments Variable Annuity Account I (the "Variable Account") and/or allocated to a fixed-rate investment option funded through Fidelity Investments Life's general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account". YOUR INITIAL PAYMENT ALLOCATED TO THE VARIABLE ACCOUNT WILL BE INVESTED INITIALLY IN THE MONEY MARKET SUBACCOUNT FOR THE PERIOD WE ESTIMATE OR CALCULATE YOUR FREE LOOK RIGHT TO BE IN EXISTENCE. The variable Subaccounts invest in the mutual fund portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II, and the Variable Insurance Products Fund III (the "Fidelity Funds"). The Fidelity Funds are each managed by Fidelity Management & Research Company. The variable Subaccounts also invest in the mutual fund portfolios of corresponding
portfolios of other eligible funds    "    Other    Funds". All mutual
fund portfolios available in this prospectus are collectively known as
the "Fund    s". Additional Subaccounts and portfolios may be added in
the future. Fidelity Investments Life credits interest on amounts allocated to the Fixed Account at specified interest rates that vary from time to time.
You may select a date on which annuity income payments may commence. Prior to that Annuity Date, you may withdraw all or part of the Cash Surrender Value of your Contract. The value allocated to the Variable Account will vary with the investment performance of the Subaccounts you select, and the value allocated to the Fixed Account will increase as interest is credited. In certain circumstances, withdrawals are subject to a contingent deferred sales charge and a tax penalty. Annuity income payments may be fixed, variable, or a combination of both. If you elect to receive fixed income, the value of your Contract on the Annuity Date will be applied to provide fixed annuity payments. If you elect variable income, the amount of your annuity income payments will increase or decrease according to the investment performance of the Subaccounts you select. If you elect a combination of fixed and variable income, a portion of your payment will be fixed and a portion will vary according to investment performance. This prospectus provides information that a prospective investor should know before investing. Additional information about the Contract and the Variable Account has been filed with the Securities and Exchange Commission in a Statement of Additional Information dated April 30,
1998. The Statement of Additional Information is inco   rporated
by reference in this prospectus and is available without charge by calling Fidelity Investments Life at 800-544-2442. The table of contents of the Statement of Additional Information appears on page . THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION, NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
PLEASE READ THIS PROSPECTUS AND KEEP IT FOR FUTURE REFERENCE. IT IS
NOT VALID UNLESS ACCOMPANIED BY    EITHER     THE CURRENT PROSPECTUS
FOR THE MONEY MARKET    INVESTMENT OPTION     OR    THE PROSPECTUSES
FOR ALL THE INVESTMENT OPTIONS     AVAILABLE IN THE CONTRACT.
FOR FURTHER INFORMATION CALL FIDELITY INVESTMENTS:
Nationally                                                800-544-2442
D   ate: April 30,     1998
PROSPECTUS CONTENTS
Glossary                               iv
Summary of the Contract
FACTS ABOUT FILI, THE VARIABLE ACCOUNT AND THE FUNDS
Fidelity Investments Life
The Variable Account
The Funds                              2
FACTS ABOUT THE CONTRACT
Purchase of a Contract
Free Look Privilege
Investment Allocation of Your Purchase Payments
Withdrawals
Signature Guarantee
Charges
Death Benefit
Required Distributions Upon Death
Annuity Date
Selection of Annuity Income Options
Fixed, Variable, or Combination Annuity Income Options
Types of Annuity Income Options
Reports to Owners
THE FIXED ACCOUNT
The Fixed Account
MORE ABOUT THE CONTRACT
Tax Considerations
Other Contract Provisions
Selling the Contracts
Automatic Deduction Plan
Special Provisions For Sponsored Arrangements
Dollar Cost Averaging
Automatic Rebalancing
Postponement of Payment
MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS
Changes in Investment Options
Net Rate of Return for a Subaccount
Voting Rights
Resolving Material Conflicts
Performance
Litigation
Appen   dix     A: Accumulation Units
Table of Contents of the Statement of Additional Information
THE CONTRACT IS NOT AVAILABLE IN ALL STATES. THIS PROSPECTUS DOES NOT CONSTITUTE AN OFFERING IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE. NO PERSON IS AUTHORIZED TO MAKE ANY REPRESENTATIONS IN CONNECTION WITH THIS OFFERING OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS.

2.GLOSSARY

ACCUMULATION UNIT - A unit of measure used prior to the Annuity Date to calculate the value of your Contract in the Subaccounts.
ANNUITANT - The person designated by the Contract Owner, upon whose life annuity payments are based.
ANNUITY CONTRACT OR CONTRACT - A Contract designed to provide an Annuitant with an income, which may be a lifetime income, beginning on the Annuity Date.
ANNUITY DATE - The date when annuity payments begin.
ANNUITY UNIT - A unit of measure used after the Annuity Date to calculate the amount of variable annuity payments.
BENEFICIARY OR BENEFICIARIES- The person or persons who receive the proceeds in the event of the death of all the Owners or the Annuitant. CASH SURRENDER VALUE - The amount payable to you upon surrender of the Contract prior to the Annuity Date during the Annuitant's lifetime, before the deduction of any taxes.
CODE - The Internal Revenue Code of 1986, as amended.
CONTRACT ANNIVERSARY - The same day and month as the Contract Date in each later year.
CONTRACT DATE - The date your Contract becomes effective. It will be stated in your Contract.
CONTRACT OWNER(S) OR YOU - The person or persons who have the ownership rights and privileges of the Contract. Two people may purchase a Contract only if they are spouses.
CONTRACT VALUE - The total amount attributable to your Contract at any time prior to the Annuity Date, representing amounts in the Subaccounts and the Fixed Account.
CONTRACT YEAR - A year that starts on the Contract Date or on a Contract Anniversary.
DEATH BENEFIT - Amount payable to the Beneficiary or Beneficiaries upon the death of the Annuitant before the Annuity Date.
FIXED ACCOUNT - A fixed-rate investment option funded through Fidelity Investments Life's general account. Fidelity Investments Life credits interest to the amount allocated to the Fixed Account at a rate declared periodically in advance. The Fixed Account may also be referred to as the "Guaranteed Account".
INVESTMENT OPTIONS - The Subaccounts.
IRA - Refers generally to both an individual retirement account and an individual retirement annuity as defined in Sections 408(a) and (b), respectively, of the Code. When used to refer to a Qualified Contract described herein, it means a Contract that qualifies as an individual retirement annuity as defined in Section 408(b) of the Code.
NET RATE OF RETURN - An index used to measure the investment performance of a Subaccount from one Valuation Period to the next. NON-QUALIFIED CONTRACT - A Contract other than a Qualified Contract. QUALIFIED CONTRACT - A Contract that qualifies as an individual retirement annuity under Section 408(b) of the Code.
SUBACCOUNT - A division of the Variable Account, the assets of which are invested in the shares of the corresponding portfolio of the Funds available in this prospectus.
VALUATION PERIOD - The period of time from one determination of Accumulation Unit Values and Annuity Unit Values to the next determination of such values. Such determinations are made as of the close of business (normally 4:00 p.m. Eastern Time) each day the New York Stock Exchange is open for trading.
VARIABLE ACCOUNT    -     Fidelity Investments Variable Annuity
Account I.

THIS PAGE INTENTIONALLY LEFT BLANK

3.SUMMARY OF THE CONTRACT

The purpose of this variable annuity contract is to allow you, the Owner(s), to accumulate funds on a tax-deferred basis by investing in one or more investment portfolios managed by Fidelity Management &
Research Company (   "    FMR"), Morgan Stanley Asset Management Inc.,
(   "    Morgan Stanley"), Pilgrim Baxter & Associates, Ltd. or
   Pilgrim Baxter Value Investors,     Inc., (   "    PBHG"), Strong
Capital Management, Inc. (   "    Strong") and Warburg Pincus    Asset
Management,     Inc. (   "    Warburg Pincus") and to permit the
Annuitant (who may or may not be an Owner) to receive annuity income payments commencing on the Annuity Date. There is no assurance that values invested in the Subaccounts will increase. As the Contract Owner(s), you bear the investment risk with respect to those values. The Contract also allows you to allocate funds to a fixed-rate investment option funded through Fidelity Investments Life's general account (the "Fixed Account"). (The Fixed Account may also be referred to as the "Guaranteed Account".) We guarantee that amounts allocated to the Fixed Account will earn interest at declared rates.
The Contract is designed to provide income for retirement or to meet other long-term investment goals. It may be purchased on a non-qualified basis or, if you so choose, it may be purchased on a qualified basis as an individual retirement annuity ("IRA") under
Section 408(b) of the Code in connection with the "rollover" of contributions from other qualified plans, tax sheltered annuities or IRAs. It may also be purchased by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life). The minimum initial payment required to purchase a Non-qualified Contract is $2,500. You may also make additional payments to a Non-qualified Contract prior to the Annuity Date as long as each payment is not less than $250 and the Annuitant is living. These minimum payments may be reduced for individuals under certain sponsored arrangements or if the payment is part of an automatic deduction plan. You may purchase a Qualified Contract by making a payment of at least $10,000. You may make additional payments to a Qualified Contract as long as each payment is at least $2,500 unless your Contract provides for a lower minimum. Your purchase payments will be invested as you direct in the Fixed Account and in the Subaccounts of the Variable Account, except that the portion of your first payment allocated to the Variable Account must be invested initially in the Money Market Subaccount for the period we estimate or calculate your free look right to be in
existence, which is generally fifteen days after the    Contract is
mailed to you.     See INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS
on page . There are currently twenty-eight variable Subaccounts. Five Subaccounts invest in the shares of one of the mutual fund portfolios of Variable Insurance Products Fund. The Variable Insurance Products Fund currently offers a Money Market Portfolio, High Income Portfolio, Equity-Income Portfolio, Growth Portfolio and Overseas Portfolio. Five Subaccounts invest exclusively in shares of one of the mutual fund portfolios of Variable Insurance Products Fund II. The Variable Insurance Products Fund II currently offers an Investment Grade Bond Portfolio, Asset Manager Portfolio, Index 500 Portfolio, Asset
Manager: Growth Portfolio and Contrafund Portfolio. Three Subaccounts invest exclusively in shares of one of the mutual fund portfolios of Variable Insurance Products Fund III. The Variable Insurance Products Fund III currently offers a Growth & Income Portfolio, Balanced Portfolio, and Growth Opportunities Portfolio. The remaining
   Investment Options i    nvest in shares of one of the mutual fund
portfolios of Morgan Stanley, PBHG, Strong or Warburg Pincus. Fidelity Investments Life credits interest on amounts allocated to the Fixed Account at interest rates that vary from time to time.
Prior to the Annuity Date, you may withdraw all or part of the Cash Surrender Value of your Contract. During the first five Contract Years, the withdrawal may be subject to a contingent deferred sales charge. This charge is a maximum of 5% of the amount of purchase payments withdrawn in the first Contract Year and decreases 1% per year until it disappears after five Contract Years. However, in each of the first five Contract years you may withdraw up to 10% of your purchase payments without incurring such a charge. In certain circumstances, Fidelity Investments Life may waive the contingent deferred sales charge. See WITHDRAWAL CHARGE on page . The maximum partial withdrawal is one that, along with any applicable withdrawal charge, would reduce your Contract Value to $2,500. Certain withdrawals may be subject to a Federal penalty tax as well as to Federal income tax. See TAX CONSIDERATIONS on page .
You may select from a number of annuity income options, including annuity income payments for the life of the Annuitant, with or without a guaranteed number of payments. See TYPES OF ANNUITY INCOME OPTIONS on page . You may choose any of these annuity income options to be paid on a fixed basis, a variable basis, or a combination of both. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page . If you elect a fixed income, your Contract's participation in the investment experience of the Variable Account will cease with the commencement of the annuity income payments. If you elect a variable income, annuity income payments will vary in accordance with the investment experience of the Subaccounts you select during the payout period. If you elect a combination of fixed and variable income, a portion of your income payment will be fixed, and a portion will vary according to investment performance of the selected Subaccounts. On the Annuity Date the Annuitant becomes the Owner of the Contract.
In the event that the Annuitant dies prior to the Annuity Date, we will pay a Death Benefit to the Beneficiary you select. See DEATH BENEFIT on page . In the event that any Owner dies before the entire value of the Contract is distributed, the remaining value of the Contract must be distributed according to certain specified rules in order for the Contract to qualify as an annuity for tax purposes. See REQUIRED DISTRIBUTIONS UPON DEATH on page .
In addition to the contingent deferred sales charge applicable to withdrawals within the first five Contract Years (other than withdrawals in each year of up to 10% of your purchase payments), we assess an annual maintenance charge currently set at $30 per year and guaranteed not to exceed $50 per year. Prior to the Annuity Date this charge is deducted from your Contract Value, and after the Annuity Date it is deducted from each annuity income payment on a pro rata basis. We currently waive this annual charge if total purchase payments less any withdrawals equal at least $25,000. In addition, we will waive this charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life). We also make a daily charge (equivalent to an effective annual rate of .05%) against the assets of each variable Subaccount for administrative expenses and a daily asset charge (equivalent to an effective annual rate of not more than 0.75%) for mortality and expense risks. These daily asset charges are not assessed against amounts allocated to the Fixed Account. Our current practice is generally to deduct any applicable premium taxes from your Contract Value on the Annuity Date or upon payment of proceeds. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to deduct premium taxes when we incur such taxes. See CHARGES on page . Further, the portfolios in the Funds pay monthly management fees and other expenses. See the prospectuses for the Funds for discussions of expenses.
You may return your Contract for a refund within 10 days after you receive the Contract. When you are replacing an existing insurance product with the Contract, the free look period will be extended to at least 20 days. We will refund your purchase payment or, if greater, your Contract Value plus any amount deducted from your payment prior
to allocation to the    V    ariable Subaccounts or the Fixed Account.
This provision may vary by state. See FREE LOOK PRIVILEGE on page . This summary is intended to provide only an overview of the more significant aspects of the Contract. More detailed information is provided in the subsequent sections of this prospectus and in your Contract. The Contract constitutes the entire agreement between
   Y    ou and    U    s and should be retained.
The Following page contains the various investment options available
to    y    ou under the Contract.

FIDELITY RETIREMENT RESERVES
Guaranteed Account  Company        Variable Account

Guaranteed Interest FIDELITY       Asset Manager Portfolio
                                   Money Market Portfolio
                                   Investment Grade Bond Portfolio
                                   Equity-Income Portfolio
                                   Growth Portfolio
                                   High Income Portfolio
                                   Overseas Portfolio
                                   Index 500 Portfolio
                                   Asset Manager: Growth Portfolio
                                   Contrafund Portfolio
                                   Growth Opportunities Portfolio
                                   Balanced Portfolio
                                   Growth & Income Portfolio

                    MORGAN STANLEY Emerging Markets Debt Portfolio
                                   Emerging Markets Equity Portfolio
                                   Global Equity Portfolio
                                   International Magnum Portfolio

                    PBHG           Select 20 Portfolio
                                   Growth II Portfolio
                                   Large Cap Value Portfolio
                                   Small Cap Value Portfolio
                                   Technology & Communications
                                    Portfolio

                    STRONG         Discovery Fund II Portfolio
                                   Growth Fund II Portfolio
                                   Opportunity Fund II Portfolio

                    WARBURG PINCUS International Equity Portfolio
                                   Post-Venture Capital Portfolio
                                   Small Company Growth Portfolio

4.FEE TABLE
This information is intended to assist you in understanding the various costs and expenses that a Contract Owner will bear directly or indirectly. It reflects expenses of the Separate Account as well as the Portfolios. The tables below do not reflect any deductions for premium taxes or Federal income tax expenses that are determined solely from the amount of premiums received. We generally deduct any applicable premium taxes from your Contract Value on the Annuity Date or when proceeds are paid. We do not currently deduct any Federal income tax expense. See CHARGES on page of the prospectus for additional information.
CONTRACT OWNER EXPENSES (as a percentage of purchase payments)
 Sales Charge Imposed on Purchases            0.00%
 Maximum Contingent Deferred Sales Charge (1) 5.00%
 Surrender Charge                             0.00%
 Exchange Fee                                 0.00%
 ANNUAL MAINTENANCE CHARGE (2)              $30.00
 SEPARATE ACCOUNT ANNUAL EXPENSES
 (as a percentage of average account value)
 Mortality and Expense Risk Charge            0.75%
 Account Fees and Expenses:
   Administrative Charge                      0.05%
 Total Separate Account Annual Expenses       0.80%
(1) The    m    aximum    c    ontingent    d    eferred    s    ales
   c    harge decreases 1% each year so there is no charge after 5 years. Each year up to 10% of total purchase payments may be withdrawn without a contingent deferred sales charge. The contingent deferred sales charge is based solely on the Contract Year - additional purchase payments do not cause the contingent deferred sales charge percentages to start over. The contingent deferred sales charge may be reduced or waived for Contracts issued under certain sponsored arrangements.
(2) The annual maintenance charge is a single $30 charge on a Contract. It is deducted proportionally from the investment options in use at the time of the charge. The annual maintenance charge is currently waived for Contracts with at least $25,000 of accumulated purchase payments less any withdrawals. This charge may be reduced or waived for Contracts issued under certain sponsored arrangements. In the Examples, the annual maintenance charge is approximated as a 0.02% annual asset charge based on the experience of the Contracts. PORTFOLIO ANNUAL EXPENSES
(as a percentage of Portfolio average net assets)
                       MANAGEMENT OTHER     TOTAL ANNUAL
                       FEES       EXPENSES  EXPENSES
FIDELITY   1
ASSET MANAGER          0.   55%   0.10%     0.65%
MONEY MARKET           0.21%      0.   10%  0.31    %
INVESTMENT GRADE BOND  0.4   4%   0.14    % 0.58%
HIGH INCOME            0.59%      0.12%     0.71%
EQUITY-INCOME          0.5   0%   0.08    % 0.58%
INDEX 500              0.   24%   0.04    % 0.28%2
GROWTH                 0.   60%   0.09    % 0.69%
OVERSEAS               0.7   5%   0.17%     0.92    %
ASSET MANAGER:
GROWTH                 0.60%      0.17    % 0.   7    7%
CONTRAFUND             0.6   0%   0.11    % 0.7   1    %
GROWTH OPPORTUNITIES   0.6   0%   0.14    % 0.7   4    %
BALANCED               0.4   5%   0.16    % 0.   61    %
GROWTH & INCOME        0.   49%   0.21    % 0.7   0    %
   MORGAN STANLEY
   EMERGING MARKETS
 DEBT                  0.09%      1.21%     1.30%3
   EMERGING MARKETS
EQUITY                 0.00%      1.75%     1.75%3
   GLOBAL EQUITY       0.00%      1.15%     1.15%3
   INTERNATIONAL
MAGNUM                 0.00%      1.15%     1.15%3
PBHG
SELECT 20              0.   61%   0.59    % 1.20%4
GROWTH II              0.   61%   0.59    % 1.   20    %4
LARGE CAP VALUE        0.   05%   0.95    % 1.00%4
SMALL CAP VALUE        0.74%      0.46    % 1.20%4
TECHNOLOGY &
COMMUNICATIONS         0.   58%   0.62    % 1.20%4
STRONG
   DISCOVERY FUND II   1.00%      0.18%     1.18%
   GROWTH FUND II      1.00%      0.20%     1.20%5
   OPPORTUNITY FUND II 1.00%      0.15%     1.15%
WARBURG PINCUS
INTERNATIONAL EQUITY   1.00%      0.35    % 1.3   5    %6
POST-VENTURE CAPITAL   1.07%      0.33    % 1.40%   6
SMALL COMPANY GROWTH   0.90%      0.2   4%  1.14    %6
1) A portion of the brokerage commissions that certain Funds pay was used to reduce Fund expenses. In addition, certain Funds have entered into arrangements with their custodian and transfer agent whereby
interest earned on uninvested cash balances    was     used to reduce
custodian expenses. Including these reductions, the total operating
expenses presented in the table would have been .5   7    % for
Equity-Income Portfolio, .67% for Growth Portfolio, .9   0    % for
Overseas Portfolio, .   64    % for Asset Manager Portfolio,
 .   68    % for Contrafund Portfolio, .   76    % for Asset Manager:
Growth Portfolio, .7   3    % for Growth Opportunities Portfolio,
 .   60    % for Balanced Portfolio    and .71% for High Income
Portfolio    .
2) FMR agreed to reimburse a portion of Index 500 Portfolio's expenses during the period. Without this reimbursement, the Fund's management
fee, other expenses and total expenses would have been .2   7    %,
 .   13    % and .4   0    %, respectively.
3) Morgan Stanley Asset Management Inc.    ("MSAM")     with respect
to the Portfolios, has voluntarily agreed to waive receipt of its management fees and agreed to reimburse the Portfolio, if necessary, if such fees would cause the total annual operating expenses of the Portfolio to exceed the respective percentage of average daily net
assets.    MSAM may terminate this voluntary waiver at any time at its sole discretion. Absent such reductions, "Management Fees", "Other Expenses" and "Total Annual Expenses", respectively, would be as follows: Emerging Markets Debt Portfolio - 0.80%, 1.26%, 2.06%; Emerging Markets Equity Portfolio - 1.25%, 2.62%, 4.12%%; Global Equity Portfolio - 0.80%, 1.63%, 2.43%; International Magnum Portfolio
- 0.80%, 1.98%, 2.78%.
4) Pilgrim Baxter & Associates, Ltd. (the    "    Adviser") has
voluntarily agreed to waive or limit it   '    s Advisory Fees or
assume Other Expenses in an amount that operates to limit Total Operating Expenses of the Portfolios to not more than of the 1.20% of the average daily net assets of the Growth II, Small Cap Value, Technology & Communications and Select 20 Portfolios and to not more than 1.00% of the average daily net assets of the Large Cap Value
Portfolio, through December 31, 1   998    . Total Operating Expenses
include, but are not limited to, expenses such as investment advisory fees, transfer agent fees and legal fees. Such waivers of Advisory fees and possible assumptions of Other Expenses by the Adviser is subject to a possible reimbursement by the Portfolios in future years if such reimbursement can be achieved within foregoing annual expense limits. Such fee waiver/expense reimbursement arrangements may be
modified or terminated at any time after December 31, 199   8    .
Absent such fee waivers/expense reimbursements the Advisory Fees and
estimated Total Operating Expenses for the    Growth II,     Small Cap
Value, Large Cap Value, Technology & Communications and Select 20
Portfolios would be    0.85% and 1.44%;     1.00% and 1.4   6    %;
    .65% and 1.   60    %; .85% and 1.4   7    %; and .85% and 1.44%,
respectively.
5   )     Strong Capital Management, Inc., the investment Adviser, has voluntarily agreed to cap the Fund's total operating expenses at 1.20%. The Adviser has no current intention to, but may in the future, discontinue or modify any waiver of fees or absorption of expenses at its discretion with appropriate notification to its shareholders.
6) Management Fees, Other Expenses and Total Annual Expenses for the
International Equity   , Post-Venture Capital     and Small Company
Growth Portfolios are based on actual expenses for the fiscal year
ended December 31, 1   997,     net any fee waivers or expense
reimbursements. Without such waivers or reimbursements, Management
Fees would have equaled 1.00%   , 1.25%     and 0.90%   ;     Other
Expenses would have equalled 0.40%   , 0.33%     and 0.27%   ;     and
Total Annual Expenses would have equalled 1.40%   , 1.58%     and
1.1   5    % for the International Equity and Small Company Growth
Portfolios, respectively. The Portfolios' investment    A    dviser
and co-administrator have undertaken to limit each Portfolio's Total Annual Expenses to the limits shown in the table above through
December 31,    1998    .

EXAMPLES
If you assume that Contract Owner expenses are as shown above, and that each Portfolio's annual return is 5% annually and its operating expenses are just as described above, then for every $1,000 of purchase payments, here's how much you would have paid in total expenses if you surrendered your Contract after the number of years indicated, or if you annuitize your contract during the first year.
                            ONE  THREE  FIVE  TEN
                            YEAR YEARS  YEARS YEARS
F   IDELITY
   ASSET MANAGER            $62  $76     $90  $176
   MONEY MARKET              58   66      72   137
   INVESTMENT GRADE BOND     61   74      87   168
   HIGH INCOME               62   78      93   182
   EQUITY-INCOME             61   74      87   168
   GROWTH                    62   78      92   180
   OVERSEAS                  64   85     104   205
   INDEX 500                 58   65      71   134
   ASSET MANAGER: GROWTH     63   80      97   189
   CONTRAFUND                62   78      93   182
   GROWTH OPPORTUNITIES      63   79      95   186
   BALANCED                  61   75      88   171
   GROWTH & INCOME           62   78      93   181
   MORGAN STANLEY
   EMERGING MARKETS DEBT     68   96     124   245
   EMERGING MARKETS EQUITY   72  109     147   290
   GLOBAL EQUITY             67   92     116   230
   INTERNATIONAL MAGNUM      67   92     116   230
   PBHG
   GROWTH II                 67   93     119   235
   LARGE CAP VALUE           65   87     109   214
   SELECT 20                 67   93     119   235
   SMALL CAP VALUE           67   93     119   235
   TECHNOLOGY &
COMMUNICATIONS               67   93     119   235
   STRONG
   DISCOVERY FUND II         67   93     118   233
   GROWTH FUND II            67   93     119   235
   OPPORTUNITY FUND II       67   92     116   230
   WARBURG PINCUS
   INTERNATIONAL EQUITY      68   98     126   250
   POST-VENTURE CAPITAL      69   99     129   255
   SMALL COMPANY GROWTH      66   91     116   229

If you do not surrender your Contract or if you annuitize after the first contract year, here is what your total expenses would be on a $1,000 investment, assuming a 5% annual return on your assets:
                             ONE  THREE FIVE  TEN
                             YEAR YEARS YEARS YEARS
FIDELITY
   ASSET MANAGER             $15   $46   $80  $176
   MONEY MARKET               12    36    62   137
   INVESTMENT GRADE BOND      14    44    77   168
   HIGH INCOME                16    48    83   182
   EQUITY-INCOME              14    44    77   168
   GROWTH                     15    48    82   180
   OVERSEAS                   18    55    94   205
   INDEX 500                  11    35    61   134
   ASSET MANAGER: GROWTH      16    50    87   189
   CONTRAFUND                 16    48    83   182
   GROWTH OPPORTUNITIES       16    49    85   186
   BALANCED                   15    45    78   171
   GROWTH & INCOME            15    48    83   181
   MORGAN STANLEY
   EMERGING MARKETS DEBT      22    66   114   245
   EMERGING MARKETS EQUITY    26    80   137   290
   GLOBAL EQUITY              20    62   106   230
   INTERNATIONAL MAGNUM       20    62   106   230
   PBHG
   GROWTH II                  21    63   109   235
   LARGE CAP VALUE            18    57    99   214
   SELECT 20                  21    63   109   235
   SMALL CAP VALUE            21    63   109   235
   TECHNOLOGY &
COMMUNICATIONS                21    63   109   235
   STRONG
   DISCOVERY FUND II          20    63   108   233
   GROWTH FUND II             21    63   109   235
   OPPORTUNITY FUND II        20    62   106   230
   WARBURG PINCUS
   INTERNATIONAL EQUITY       22    68   116   250
   POST-VENTURE CAPITAL       23    69   119   255
   SMALL COMPANY GROWTH       20    62   106   229

THESE FIGURES ILLUSTRATE THE COMBINED EFFECT OF ALL CURRENT CHARGES. THE EXAMPLE SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN.
THE OTHER FUNDS ANNUAL EXPENSES AND THESE EXAMPLES ARE BASED ON DATA PROVIDED BY THE OTHER FUNDS. THE COMPANY HAS NO REASON TO DOUBT THE ACCURACY OR COMPLETENESS OF THAT DATA, BUT THE COMPANY HAS NOT VERIFIED THE OTHER FUNDS' FIGURES. IN PREPARING THE OTHER FUNDS' EXPENSE TABLE AND EXAMPLES ABOVE, THE COMPANY HAS RELIED ON THE FIGURES PROVIDED BY THE OTHER FUNDS.

5.FACTS ABOUT FIDELITY INVESTMENTS LIFE, THE VARIABLE ACCOUNT,
AND THE FUNDS

FIDELITY INVESTMENTS LIFE
Fidelity Investments Life is a stock life insurance company organized
in 1981    and existing under the laws of the     state    of
Utah. Fidelity Investments Life is part of Fidelity Investments, a group of companies that provides a variety of financial services and products. Fidelity Investments Life is a wholly-owned subsidiary of FMR Corp., the parent company of the Fidelity companies. Through ownership of voting common stock, Edward C. Johnson 3d and various trusts for the benefit of Johnson family members form a controlling group with respect to FMR Corp. Fidelity Investments Life's financial statements appear in the Statement of Additional Information. Fidelity Investments Life's principal executive offices are located at 82 Devonshire Street, Boston, Massachusetts 02109.
THE VARIABLE ACCOUNT
Fidelity Investments Variable Annuity Account I is a separate investment account of Fidelity Investments Life established on July 22, 1987. It is used to support the variable annuity contracts described herein and another form of variable annuity contracts issued by Fidelity Investments Life, and for other purposes permitted by law. The Variable Account is registered with the Securities and Exchange Commission ("SEC") as a unit investment trust under the Investment Company Act of 1940 ("1940 Act"). The Variable Account's financial statements appear in the Statement of Additional Information.
We are the legal owner of the assets in the Variable Account. As required by law, however, the assets of the Variable Account are kept separate from our general account assets and from any other separate accounts we may have and may not be charged with liabilities from any other business we conduct. The assets in the Variable Account will always be at least equal to the reserves and other liabilities of the Variable Account. If the assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. We are obligated to pay all benefits provided under the Contracts. There are currently twenty-eight Subaccounts in the Variable Account. Five Subaccounts invest exclusively in shares of a specific portfolio of the Variable Insurance Products Fund. Five Subaccounts invest exclusively in shares of a specific portfolio of the Variable Insurance Products Fund II. Three portfolios invest exclusively in shares of a specific portfolio of the Variable Insurance Products Fund
III. There are currently 15 other investment options offered by four different mutual fund investment Advisers.
THE FUNDS
FIDELITY
   The Fidelity Funds are     Variable Insurance Products Fund,
Variable Insurance Products Fund II, and Variable Insurance Products
Fund III   . E    ach is an open-end, diversified management
investment company organized by Fidelity Management & Research Company. Each is the type of investment company commonly known as a series mutual fund.
The investment objectives of the Funds are described below. There is, of course, no assurance that any portfolio will meet its investment objective.
VARIABLE INSURANCE PRODUCTS FUND
MONEY MARKET PORTFOLIO seeks to obtain as high a level of current income as is consistent with preserving capital and providing liquidity. It invests only in high-quality money market instruments. The fund may be appropriate for investors who would like to earn income at current money market rates while preserving the value of their investment. The Fund is managed to keep its share price stable at $1.00. The rate of income will vary from day to day, generally reflecting short-term interest rates.
HIGH INCOME PORTFOLIO seeks to obtain a high level of current income by investing primarily in high-yielding, lower-rated, fixed-income
securities. In choosing these securities   ,     growth of capital
will also be considered. A Fund's level of risk and potential reward depend on the quality and maturity of its investments. The Fund is for long-term, aggressive investors who understand the potential risks and rewards of investing in lower-quality debt, including defaulted securities. Investors must be willing to accept the Fund's greater price movements and credit risks.
EQUITY-INCOME PORTFOLIO seeks reasonable income by investing primarily in income-producing equity securities. In choosing these
securities   ,     the portfolio will also consider the potential for
capital appreciation. The portfolio's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500 Composite Stock Price Index. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want some income from equity and bond investments, but also want to be invested in the stock market for its long-term growth potential.
GROWTH PORTFOLIO seeks to achieve capital appreciation normally through the purchase of common stocks (although the portfolio's investments are not restricted to any one type of security). Capital appreciation may also be found in other types of securities, including bonds and preferred stocks. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want to pursue growth wherever it may arise, and who understand that this strategy often leads to investments in smaller, less well-known companies. The Fund invests for growth and does not pursue an income strategy.
OVERSEAS PORTFOLIO seeks long-term growth of capital primarily through investments in foreign securities. Overseas Portfolio provides a means for investors to diversify their own portfolios by participating in companies and economies outside of the United States. The Fund may be appropriate for investors who want to pursue their investment goals in markets outside of the United States. By including international investments in your portfolio, you can achieve additional diversification and participate in growth opportunities around the world. However, it is important to note that investments in foreign securities involve risks in addition to those of U.S. investments.In addition to general risks, international investing involves different or increased risks. The performance of international funds depends upon currency values, the political and regulatory environment, and overall economic factors in the countries in which the Fund invests. VARIABLE INSURANCE PRODUCTS FUND II
ASSET MANAGER PORTFOLIO seeks high total return with reduced risk over the long-term by allocating its assets among domestic and foreign stocks, bonds and short-term, fixed income instruments. The Fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of
securities   . T    he Fund spreads its assets among all three asset
classes   ,     moderating both its risk and return potential. Because
the Fund owns different types of investments, the performance is affected by a variety of factors. The value of each Fund's investments and the income generated will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets.
INVESTMENT GRADE BOND PORTFOLIO seeks as high a level of current income as is consistent with the preservation of capital by investing
in a broad range of investment-grade   ,     fixed-income securities.
The Fund may be appropriate for investors who want high current income from a portfolio of investment-grade debt securities. A Fund's level of risk and potential reward depend on the quality and maturity of its investments. With its focus on medium- to high-quality investments, the Fund has a moderate risk level and yield potential.
INDEX 500 PORTFOLIO seeks to provide investment results that correspond to the total return (i.e. the combination of capital changes and income) of common stocks publicly traded in the United States. In seeking this objective, the portfolio attempts to duplicate the composition and total return of the Standard & Poor's 500
Composite Stock Price Index.    The portfolio may not always hold all
of the same securities as the S&P 500. The Adviser may choose, if extraordinary circumstances warrant, to exclude an index stock from the fund and substitute a similar stock if doing so will help the fund
achieve its objective.     The Fund may be appropriate for investors
who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who want to pursue growth of capital and current income through a portfolio of securities that broadly represents the U.S. stock market, as measured by the S&P 500. The Fund seeks to keep expenses low as it attempts to match the return of the S&P 500. Because the Fund seeks to track, rather than beat, the performance of the S&P 500, it is not
managed in the same manner as other funds. The Fund    is managed by
FMR, which handles its business affairs. Bankers Trust Company, (BT), Index 500 Portfolio's sub-adviser, chooses the Fund's investments. FMR supervises the sub-adviser and, in conjunction with the Board of Trustees, reviews the sub-adviser's performance of its duties. BT also acts as Index 500 Portfolio's custodian.
ASSET MANAGER: GROWTH PORTFOLIO seeks maximum total return over the long-term by allocating its assets among an aggressive mix of domestic and foreign stocks, bonds and short-term fixed income instruments. The Fund may be appropriate for investors who want to diversify among domestic and foreign stocks, bonds, short-term instruments and other types of securities, in one fund. The Fund, while spreading its assets among all three asset classes, uses a more aggressive approach by focusing on stocks for a higher potential return. Because the Fund owns different types of investments, their performance is affected by a variety of factors. The value of each Fund's investments and the income they generate will vary from day to day, and generally reflect interest rates, market conditions, and other company, political and economic news. Performance also depends on FMR's skills in allocating assets.
CONTRAFUND PORTFOLIO seeks long-term capital appreciation by investing in equity securities of companies considered undervalued or
out-of-favor by the Fund's Adviser.    The Fund normally invests
primarily in common stock and securities convertible into common stock, but it has the flexibility to invest in other types of
Securities.     The Fund may be appropriate for investors who are
willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who are looking for an investment approach that follows a contrarian philosophy.
VARIABLE INSURANCE PRODUCTS FUND III
GROWTH & INCOME PORTFOLIO seeks high total return through a combination of current income and capital appreciation by investing mainly in equity securities. The Fund may also invest in equity securities that are not paying dividends, but offer the potential for capital appreciation of future income. The Fund may be appropriate for investors who are willing to ride out stock market fluctuations in pursuit of potentially high long-term returns. The Fund is designed for those who seek a combination of growth and income from equity and some bond investment.
GROWTH OPPORTUNITIES PORTFOLIO seeks capital growth by investing in a wide range of common domestic and foreign stocks, and securities convertible into common stocks. Although the Fund invests primarily in common stock, it has the ability to purchase securities, such as
preferred stock   s     and bonds that may produce capital growth. The
value of the Fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors.
BALANCED PORTFOLIO seeks both income and growth of capital by investing in a broad selection of stocks, bonds, and convertible securities. When FMR's outlook is neutral, it will invest approximately 60% of the Fund's assets in equity securities and will always invest at least 25% of the Fund's assets in fixed income securities. The value of the Fund's investments and, as applicable, the income they generate will vary from day to day, and generally reflect changes in market conditions, interest rates, and other company, political, or economic news. In the short-term, stock prices can fluctuate dramatically in response to these factors.
MORGAN STANLEY ASSET MANAGEMENT INC.
EMERGING MARKETS DEBT PORTFOLIO seeks high total return by investing primarily in Fixed Income Securities of government and government-related issuers located in emerging market countries, which securities provide a high level of current income, while at the same time holding the potential for capital appreciation if the perceived credit worthiness of the issuer improves due to improving economic, financial, political, social or other conditions in the country in which the issuer is located. Under normal market conditions, the Portfolio will invest a large portion of its total assets in Government Fixed Income Securities, including Loan Participations and Assignments between governments and financial institutions, securities issued by government owned, controlled or sponsored entities and securities of entities organized to restructure outstanding debt of such issuers. In selecting Emerging Market Country Fixed Income Securities for the Portfolio, Morgan Stanley Asset Management Inc.
(   "    MSAM") will apply a market risk analysis   ,
contemplating assessment of factors such as liquidity, volatility, tax implications, interest rate sensitivity, counterparty risks and technical market considerations. As opportunities to invest in debt securities in other countries develop, the Portfolio expects to expand and further diversify the universe of emerging market countries in which it invests. The Portfolio maybe appropriate for those who seek a high level of current income from Emerging Market Country Securities that are Fixed Income Securities, while holding the potential for capital appreciation.
EMERGING MARKETS EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of emerging market country issuers with a focus on those in which MSAM believes the economies are developing strongly and in which the markets are becoming more sophisticated. The Portfolio may be appropriate for those who seek to achieve long-term capital appreciation by investing in Emerging Market Country Securities. By including emerging market country investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities in emerging market countries. Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Emerging Market Country Equity Securities. There are currently over 130 countries which, in the opinion of MSAM, are generally considered to be emerging or developing countries by the international financial community, approximately 40
of which currently have stock markets. As marke   t    s in other
countries develop, the Portfolio expects to expand and further diversify the emerging market countries in which it invests.
GLOBAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of issuers throughout the world, including U.S. issuers and issuers in emerging market countries, using an approach that is oriented to the selection of individual stocks that MSAM believes are undervalued. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets throughout the world, including the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. Under normal circumstances, a substantial amount of the total assets of the Portfolio will be invested in Equity Securities, and a lesser percentage of the Portfolio's assets will be invested in Common Stocks of U.S. issuers and the remaining equity position will be invested in at least three countries other than the United States. MSAM's approach is oriented to individual stock selection and is value driven. In selecting stocks for the Portfolio, MSAM initially identifies those stocks that it
believes to be undervalued in relation to the issuer   '    s assets,
cash flow, earnings and revenues, and then evaluates the future value of such stocks by running the results of an in-depth study of the issuer through a dividend discount model. In selecting investments, MSAM utilizes the research of a number of sources, including Morgan Stanley Capital International, an affiliate of MSAM located in Geneva, Switzerland.
INTERNATIONAL MAGNUM PORTFOLIO seeks long-term capital appreciation by investing primarily in Equity Securities of non U.S. issuers domiciled in EAFE countries, pursuant to weightings determined by MSAM. The Portfolio may be appropriate for investors who seek to pursue their investment goals in markets outside of the United States. By including international investments in their portfolio, investors can achieve additional diversification and participate in growth opportunities around the world. The countries in which the Portfolio will
   primarily     invest are those comprising the Morgan Stanley
Capital International EAFE Index, which include Australia, Japan, New Zealand, most nations located in Western Europe and certain developed countries in Asia, such as Hong Kong and Singapore (each an
   "    EAFE country", and collectively the    "    EAFE
countries").    The Portfolio may invest up to 5% of its total assets
in the securities of issuers domiciled in non-EAFE countries.
Under normal market conditions, a large percentage of the total assets of the Portfolio will be invested in Equity Securities of issuers in at least three different EAFE countries.
PBHG
SELECT 20 PORTFOLIO seeks long-term growth of capital. The Portfolio will normally be substantially invested in equity securities (including ADRs and foreign equity securities). The equity securities in which the Portfolio will invest are common stocks, warrants and rights to purchase common stocks, and debt securities and preferred stocks that are convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in equity securities of a limited number (i.e., no more than 20 stocks) of large capitalization companies that, in Pilgrim Baxter & Associates, Ltd.'s (the "Adviser") opinion, have a strong earnings growth outlook and potential for capital appreciation. Such large companies have market capitalization in excess of $1 billion. Because the Portfolio focuses on equity securities of a small number of companies, the impact of a change in value of a single stock holding may be magnified.
GROWTH II PORTFOLIO seeks capital appreciation and will normally be as fully invested as practicable in common stocks and securities convertible into common stocks. Under normal market conditions, the Portfolio will invest at least 65%of its total assets in common stocks and convertible securities of small and medium sized growth companies (market capitalization or annual revenues up to $4 billion). The Portfolio will seek to achieve its objective by investing in companies believed by the Adviser to have an outlook for strong earnings growth and the potential for significant capital appreciation. Securities will be sold when the Adviser believes that anticipated appreciation is no longer probable, alternative investments offer superior appreciation prospects, or the risk of a decline in market price is too great. The Portfolio will likely have somewhat greater volatility than the stock market in general. Because the investment techniques employed by the Adviser are responsive to near-term earnings trends of the companies whose securities are owned by the Portfolio,
   p    ortfolio turnover can be expected to be fairly high.
LARGE CAP VALUE PORTFOLIO seeks long-term growth of capital and income. Current income is a secondary objective. Under normal market
conditions, the Portfolio will invest    at least 65%     of its total
assets in a diversified Portfolio of equity securities of large capitalization companies which, in the opinion of the Adviser and
   Pilgrim Baxter Value Investors, Inc.     (the "Sub-Adviser"), are
undervalued or overlooked by the market. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current
stock price; c   ontinuing     dividend income and    the
    potential for    increasing     dividend    growth; a     strong
balance sheet with low financial leverage; low price/earnings ratio relative to other similar companies; and potential for favorable business developments.
SMALL CAP VALUE PORTFOLIO seeks to achieve above-average total return over a market cycle of three to five years, consistent with reasonable risk, by investing primarily in a diversified Portfolio of common stocks of small companies with market capitalizations in the range of companies represented in the Russell 2000 Index which are considered to be relatively undervalued based on certain proprietary measures of value. In selecting investments for the Portfolio, the Adviser and Sub-Adviser emphasize fundamental investment value and consider the following factors, among others, in identifying and analyzing a security's fundamental value: the relationship of a company's potential earnings power to its current stock price; current dividend
income and    the     potential for current dividends; low
price/earnings ratio relative to other similar companies; strong competitive advantages, including a recognized brand or trade name or niche market position; sufficient resources for expansion; capability of management; and favorable overall business prospects.
TECHNOLOGY & COMMUNICATIONS PORTFOLIO seeks long-term growth of capital. Current income is incidental to the Portfolio's objective. Under normal market conditions, the Portfolio will invest at least 65% of its total assets in common stocks of companies which rely extensively on technology or communications in their product development or operations, or which are expected to benefit from technological advances and improvements, and that may be experiencing exceptional growth in sales and earnings driven by technology-or communication-related products and services. Such technology and communications companies may be in different industries or fields, including computer software and hardware, electronic components and systems, network and cable broadcasting, telecommunications, mobile communications, satellite communications, defense and aerospace, transportation systems, data storage and retrieval, biotechnology and medical, and environmental. As a result of this focus, the Portfolio offers investors the significant growth potential of companies that may be responsible for breakthrough products or technologies or that are positioned to take advantage of cutting-edge developments. The
Portfolio   '    s stock holdings can range from small companies
developing new technologies or pursuing scientific breakthroughs to large, blue chip firms with established track records in developing and marketing such scientific advances.
STRONG
DISCOVERY FUND II PORTFOLIO seeks capital growth. The Fund invests in securities that the Adviser believes represent attractive growth opportunities. The Fund normally emphasizes equity securities, although it has the flexibility to invest in any type of security that the Adviser believes has the potential for capital appreciation. The Fund may invest up to 100% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. The Fund may also invest up to 100% of its assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may
invest without limitation in cash and short-term fixe   d    -income
securities. Although the debt obligations in which it invests will be primarily investment-grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its net assets in foreign securities, including both direct investments and investments made through depository receipts. The Adviser attempts to identify companies that are poised for accelerated earnings growth due to innovative products or services, new management, or favorable economic or market cycles. These companies may be small, unseasoned firms in early stages of development, or they may be mature organizations.
GROWTH FUND II PORTFOLIO seeks capital growth. The Fund invests primarily in equity securities that the Adviser believes have above-average growth prospects. Under normal market conditions, the Fund will invest at least 65% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. While the emphasis of the Fund is clearly on equity securities, the Fund may invest a limited portion of its assets in debt obligations when the Adviser perceives that they are more attractive than stocks on a long-term basis. The Fund may invest up to 35% of its total assets in debt obligations, including intermediate-to-long term corporate or U.S. government debt securities. When the Adviser determines that market conditions warrant a temporary defensive position, the Fund may invest without limitation in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. The Fund generally will invest in companies whose earnings are believed to be in a relatively strong growth trend, and, to a lesser extent, in companies in which significant further growth is not anticipated but whose market value is thought to be undervalued. In identifying companies with favorable growth prospects, the Adviser ordinarily looks to certain other characteristics, such as prospects for above-average sales and earnings growth; high return on invested capital; overall financial strength, including sound financial and accounting policies and a strong balance sheet; competitive advantages, including innovative
products and service   s    ; effective research, product development
and marketing; and stable, capable management.
OPPORTUNITY FUND II PORTFOLIO seeks capital growth. The Fund invests primarily in equity securities and currently emphasizes investments in medium-sized companies the Adviser believes are
under   -    researched and attractively valued. The Fund will invest
at least 70% of its total assets in equity securities, including common stocks, preferred stocks, and securities that are convertible into common or preferred stocks, such as warrants and convertible bonds. Under normal market conditions, the Fund expects to be fully invested in equities. The Fund may, however, invest up to 30% of its net assets in debt obligations, including intermediate-to long-term corporate or U.S. government debt securities, and when the Adviser determines that market conditions warrant a temporary defensive position, it may use that allowance to invest up to 30% of its net assets in cash and short-term fixed-income securities. Although the debt obligations in which it invests will be primarily investment grade, the Fund may invest up to 5% of its net assets in non-investment grade debt obligations. The Fund may also invest up to 25% of its assets in foreign securities, including both direct investments and investments made through depository receipts. In selecting its equity investments, the Adviser seeks to identify attractive investment opportunities that have not become widely recognized by other stock analysts or the financial press. Through first-hand research that often includes on-site visits with the leaders of companies, the Adviser looks for companies with fundamental value or growth potential that is not yet reflected in their current market prices. In many cases, companies in the small- and medium-capitalization markets are under-followed and, as a result, less efficiently priced than their larger, better-known counterparts. The Fund's investments are therefore likely to consist, in part, of securities in small- and medium-sized companies. Many of these companies may have successfully emerged from the start-up phase and have potential for future growth. Because of their longer track records and more seasoned management, they generally pose less investment uncertainty than do the smallest companies. In general, smaller-capitalization companies often involve greater risks than investments in established companies.
WARBURG PINCUS
INTERNATIONAL EQUITY PORTFOLIO seeks long-term capital appreciation by investing in equity securities of non-U.S. issuers. The Portfolio pursues its investment objective by investing primarily in a broadly diversified portfolio of equity securities of companies, wherever organized, that in the judgement of the Adviser, have their principal business activities and interests outside of the United States. The Portfolio will ordinarily invest substantially all of its assets in common stocks, warrants and securities convertible into or exchangeable for common stocks, and will generally invest in at least three countries other than the United States. The Portfolio intends to be widely diversified across securities of many corporations located in a number of foreign countries. The Adviser anticipates, however,
that the Portfolio from time to time    may     invest a significant
portion of its assets in a single country such as Japan, which may involve special risks. In appropriate circumstances, such as when a direct investment by the Portfolio in the securities of a particular country cannot be made or when the securities of an investment company are more liquid than the underlying portfolio securities, the Portfolio may invest in the securities of closed-end investment companies that invest in foreign securities. The Portfolio intends to invest principally in the securities of financially strong companies with opportunities for growth within growing international economies and markets through increased earning power and improved utilization or recognition of assets. International investment entails special risk considerations, including currency fluctuations, lower liquidity, economic instability, political uncertainty and differences in accounting methods.
POST-VENTURE CAPITAL PORTFOLIO seeks long-term growth of capital. The Portfolio pursues an aggressive investment strategy by investing primarily in equity securities of companies considered by the Adviser to be in their post-venture capital stage of development. Although the Portfolio may invest up to 10% of its assets in venture capital and other investment Funds, the Portfolio is not designed primarily to provide venture capital financing. Rather, under normal market conditions, the Portfolio will invest up to at least 65% of its total
assets in equity securities of    "    post-venture capital
companies." A post-venture capital company is a company that has received venture capital financing either (a) during the early stages of the company's existence or the early stages of the development of a new product or service or (b) as part of a restructuring or recapitalization of the company. The investment of venture capital financing, distribution of such company's securities to venture
capital investors, or initial public offering (   "    IPO"),
whichever is later, will have been made within ten years prior to the Portfolio's purchase of the company's securities. The Adviser believes that venture capital participation in a company's capital structure can lead to revenue/earnings growth rates above those of older, public companies such as those in the Dow Jones Industrial Average or the Fortune 500. Up to 10% of the Portfolio's assets may be invested in United States or foreign private limited partnerships or other investment Funds ("Private Funds") that themselves invest in equity or debt securities of (a) companies in the venture capital or post-venture capital stages of development or (b) companies engaged in special situations or changes in corporate control, including buyouts. Because of the nature of the Portfolio's investments and certain strategies it may use, such as investing in Private Funds, an investment in the Portfolio should be considered only for the aggressive portion of an investor's portfolio and may not be appropriate for all investors.
SMALL COMPANY GROWTH PORTFOLIO seeks capital growth by investing primarily in equity securities of small sized domestic companies
    that represent attractive opportunities for capital growth.    The
Portfolio considers a "small" company to be one that has a market capitalization, measured at the time the Portfolio purchases a security of that company, within the range of capitalizations of companies represented in the Russell 2000 Index. (As of January 31, 1998, the Russell 2000 Index included companies with market
capitalizations between $23.7 million and $2.7 billion.)     It is
anticipated that the Portfolio will invest primarily in companies whose securities are traded on domestic stock exchanges or in the over-the-counter market. Small companies may still be in the development stage, may be older companies that appear to be entering a new stage of growth progress owing to factors such as management changes or development of new technology, products or markets or may be companies providing products or services with a high unit volume growth rate. The Portfolio's investments will be made on the basis of their equity characteristics and securities ratings generally will not be a factor in the selection process. The Portfolio may also invest in securities of emerging growth companies, which can be either small- or medium-sized companies that have passed their start up phase and that show positive earnings and prospects of achieving significant profit and gain in a relatively short period of time. Emerging growth companies generally stand to benefit from new products or services, technological developments or changes in management and other factors and include smaller companies experiencing unusual developments affecting their market value.
Shares of the Fidelity Funds may also be sold to a variable life separate account of Fidelity Investments Life and to variable annuity and variable life separate accounts of other insurance companies. For a discussion of the possible consequences associated with having the Fidelity Funds available to such other separate accounts, see RESOLVING MATERIAL CONFLICTS on page .
The investment adviser for the Fidelity Funds is Fidelity Management & Research Company, a registered adviser under the Investment Advisers Act of 1940. Fidelity Management & Research Company is the original Fidelity company and was founded in 1946. It provides a number of mutual funds and other clients with investment research and portfolio management services. It maintains a large staff of experienced investment personnel and a full complement of related support
facilities. As of December 31, 199   7    , it advised funds having
more than    34     million shareholder accounts with a total value of
more than $   529     billion. The portfolios of the Fidelity Funds,
as part of their operating expenses, pay an investment management fee to Fidelity Management & Research Company. These fees are part of the Funds' expenses. See the prospectuses for the Funds for discussions of
the Funds' expenses.   . Fidelity Investments Money Management, Inc.
(FIMM), a subsidiary of FMR, chooses investments for Money Market Portfolio. Beginning January 1, 1999, FIMM will choose investments for Investment Grade Bond Portfolio. Beginning January 1, 1999, FIMM will choose certain types of investments for Asset Manager, Asset Manager:
Growth, and Balanced Portfolios. Foreign affiliates of FMR may help choose investments for some of the Funds. Bankers Trust Company (BT) is a wholly-owned subsidiary of Bankers Trust New York Corporation, the seventh largest bank holding company in the United States. BT currently serves as sub-adviser to Index 500 Portfolio and manages the Fund's portfolio.
The investment    A    dviser for the Morgan Stanley Universal
Funds   , Inc.     is Morgan Stanley Asset Management Inc.,    which
is     a wholly-owned subsidiary of Morgan Stanley Dean Witter & Co.,
which is    a preeminent global financial services firm that maintains leading market positions in each of its three primary businesses -
securities, asset management and credit services.     MSAM, a
registered Investment Adviser under the Investment Advisers Act of
1940, as amended, serves as investment    A    dviser to numerous
open-end and closed-end investment companies    as well as    ,    to
employee benefit plans, endowment funds, foundations and other
institutional investors.     MSAM's principal business office is
located at 1221 Avenue of the Americas, New York, New York 10020.
The investment    A    dviser for the PBHG Insurance Series Fund, Inc.
is Pilgrim Baxter & Associates, Ltd. (   "Pilgrim Baxter    "), a
professional investment management firm and registered investment
   A    dviser that, along with its predecessors, has been in business
since 1982. The controlling shareholder of    Pilgrim Baxter     is
United Asset Management Corporation ("UAM"), a New York stock exchange listed holding company principally engaged through affiliated firms, in providing institutional investments management services and acquiring institutional investment management firms. UAM's headquarters are located at One International Place, Boston, Massachusetts 02110. The principal business address of the Adviser is
   825 Dupertail Road,     Wayne, Pennsylvania 19087.    Pilgrim
Baxter Value Investors, Inc.,     the Sub-Adviser,    is a wholly
owned subsidiary of Pilgrim Baxter and     is a registered investment
   A    dviser that was formed in 1940. As with the Adviser, the
controlling shareholder of the Sub-Adviser is UAM.    The principal
business address of the Sub-Adviser is 825 Dupertail Road, Wayne, Pennsylvania 19087.
The investment    A    dviser for the Strong Funds is Strong Capital
Management, Inc. The Adviser began conducting business in 1974. Since then, its principal business has been providing continuous investment supervision for individuals and institutional accounts, such as pension funds and profit-sharing plans, as well as mutual funds, several of which are funding vehicles for variable insurance products. The Adviser's principal mailing address is P.O. Box 2936, Milwaukee, Wisconsin 53201. Mr. Richard S. Strong, the Chairman of the Board of the Fund, is the controlling shareholder of the Adviser.
The investment    A    dviser for the Warburg Pincus Funds is Warburg
Pincus    Asset Management, Inc    . Incorporated in 1970, Warburg
Pincus is indirectly controlled by Warburg, Pincus & Co.
    ("WP&Co."),    which     Warburg G.P has no business other than
being a holding company of Warburg Pincus and its affiliates. Lionel
I. Pincus, the managing partner of WP&Co., may be deemed to control both WP&Co. and Warburg Pincus. Warburg Pincus' address is 466 Lexington Avenue, New York, New York 10017-3147.
You will find more complete information about the Funds, including the risks associated with each portfolio, in their respective prospectuses. You should read them in conjunction with this prospectus.

6.FACTS ABOUT THE CONTRACT

PURCHASE OF A CONTRACT
We offer the Contracts only in states in which we have obtained the necessary approval. The Contracts are available on a non-qualified basis ("Non-qualified Contracts") and as individual retirement annuities ("IRAs") that qualify for special Federal income tax treatment ("Qualified Contracts").
Generally, Qualified Contracts may be purchased only in connection with a "rollover" of funds from another qualified plan, tax sheltered annuity or IRA and contain certain other restrictive provisions limiting the timing and amount of payments to and distributions from the Qualified Contract. See TAX CONSIDERATIONS on page .
To purchase a Non-qualified Contract you must make a purchase payment of at least $2,500 and complete an application form. To purchase a Qualified Contract you must make a purchase payment of at least $10,000 and complete an application form. For a Non-qualified Contract, the proposed Annuitant must be no older than 80 years old (for Contracts purchased through a 1035 exchange, the annuitant must
be no older than 85 years old).     If your application and initial
purchase payment can be accepted in the form received, the payment will be applied to the purchase of a Contract within two business days after receipt at the Annuity Service Center. The date that the payment is credited and your Contract issued is called the Contract Date. If an incomplete application is received, we will request the information necessary to complete the application. Once the completed application is received, the initial payment will be applied to the purchase of a Contract within two business days. If the application remains incomplete for five business days, we will return your payment unless we obtain your specific permission to retain the payment pending completion of the application.
A Non-qualified Contract may also be purchased by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life). In such an exchange, the original contract will be exchanged for a new contract with a purchase price equal to the contract value of the original contract on the date of the exchange. In addition, a Contract purchased through such an exchange will be subject to certain special provisions, which are described throughout the prospectus. For example, the withdrawal charge is subject to special rules. See WITHDRAWAL CHARGE on page .
You may make additional payments to a Non-qualified Contract during the life of the Annuitant and before the Annuity Date. The smallest
such payment we will accept is    generally     $250. You may,
however, elect to make regular monthly payments of a minimum of $100 by authorizing regular transfers from a checking account. See AUTOMATIC DEDUCTION PLAN on page . Furthermore, we may offer Contracts with lower minimum payment requirements to individuals under certain sponsored arrangements that meet our eligibility requirements. See SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS on page . You may make additional payments to a Qualified Contract of additional rollover contributions from another qualified plan, tax sheltered annuity or IRA. See TAX CONSIDERATIONS on page . The
smallest such payment we will accept is $2,500   ,     unless your
Contract provides for a lower minimum. After the free look period, additional payments allocated to the variable Subaccounts will be credited to your Contract based on the next computed value of an Accumulation Unit following receipt of your payment at the Annuity Service Center. See ACCUMULATION UNITS on page . Payments allocated to the Fixed Account will be credited under your Contract as of the date the payment is received at our Annuity Service Center. See THE FIXED ACCOUNT on page . We may limit the maximum amount of initial or subsequent payments that we will accept.
FREE LOOK PRIVILEGE
You may return your Contract for a refund within 10 days (or longer where required by applicable state insurance law), after you receive it (the "free look period"). When you are replacing an existing insurance product with the Contract, the free look period will be extended to at least 20 days (or longer where required by applicable state insurance law). The entire portion of any net purchase payment allocated to the Variable Account will be invested in the Money Market Subaccount for the period we estimate or calculate your free look right to be in existence, which is generally 15 days after the
   Contract is mailed to you     (25 days if you are replacing an
existing insurance product). The Contract value in the Money Market Subaccount will then be transferred to the Subaccounts you chose on the application or in any later instructions to us. For Contracts with large initial payments, we will calculate the exact date your free look right expires based on the actual date you receive the Contract. If you choose not to retain your Contract, return it to our Annuity Service Center within the free look period. Upon written instruction, the Contract will be canceled and we will refund promptly the greater of (1) your purchase payment without interest, and (2) your Contract Value plus any amount deducted from your payment prior to allocation to the variable Subaccounts or the Fixed Account. This provision does not apply to contracts purchased by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life) and may vary by state where required by applicable state insurance law.
INVESTMENT ALLOCATION OF YOUR PURCHASE PAYMENTS
At the end of the Valuation Period in which your free look period expires (by our estimation or calculation), your Contract Value in the Money Market Subaccount will be allocated among the variable Subaccounts according to the instructions on your application or your later instructions to us, based on the respective Accumulation Unit Values of the Subaccounts at that time. The portion of your initial payment allocated to the Fixed Account will be credited directly to the Fixed Account. Payments after the free look period are allocated directly to the selected investment options. All percentage allocations must be in whole numbers. Prior to the Annuity Date, you generally may not allocate more than $100,000 (including transfers) to the Fixed Account during any one Contract Year.
You may currently transfer amounts among variable Subaccounts before the Annuity Date as often as you wish without charge. However, excessive trading activity can disrupt portfolio management strategy and increase portfolio expenses, which are borne by all Contract Owners participating in the portfolio regardless of their transfer activity. Therefore, we reserve the right to limit the number of transfers permitted, but not to fewer than five per Contract Year. For certain contracts issued after May 1, 1997, FILI also reserves the right to charge for transfers in excess of 12 per calendar year. The request may be in terms of dollars, such as a request to transfer $5,000 from one Subaccount to another, or may be in terms of a percentage reallocation among Subaccounts. In the latter case, the percentages must be in whole numbers. The minimum amount you may transfer is $250 or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. You may transfer amounts or change your investment allocation with respect to future payments by sending a letter or calling the Annuity Service Center.
Fidelity Investments Life and the Funds reserve the right to revise or terminate the telephone exchange provisions, limit the amount of or reject any exchange, as deemed necessary, at any time. Telephone exchange authorizations will be limited to eighteen per calendar year. Fidelity Investments Life will not accept exchange requests via fax. Fidelity Investments Life will not be responsible for any losses resulting from unauthorized telephone reallocations if it follows reasonable procedures designed to verify the identity of the caller.
Fidelity Investments Life may record    calls    . You should verify
the accuracy of your confirmation statements immediately after you receive them.
In some cases, contracts may be sold to individuals who independently utilize the services of a firm or individual engaged in market timing. Generally, market timing services obtain authorization from Contract
Owner(s) to make transfers and exchanges among the    S    ubaccounts
on the basis of perceived market trends. Because the large transfers of assets associated with market timing services may disrupt the management of the portfolios of the Funds, such transactions may become a detriment to Contract Owners not utilizing the market timing service.
The right to exchange contract values among subaccounts may be subject to modification if such rights are executed by a market timing firm or similar third party authorized to initiate transfers or exchange transactions on behalf of a Contract Owner(s). In modifying such rights, the Company may, among other things, decline to accept (1) the transfer or exchange instructions of any agent acting under a power of attorney on behalf of more than one Contract Owner, or (2) the transfer or exchange instructions of individual Contract Owners who have executed pre-authorized transfer or exchange forms which are submitted by market timing firms or other third parties on behalf of more than one Contract Owner at the same time. The Company will impose such restrictions only if it believes that doing so will prevent harm to other Contract Owners.
When a transfer between variable Subaccounts is requested, the redemption of the requested amount from the Subaccount will always be effected as of the end of the Valuation Period in which the request is received at our Annuity Service Center. That amount will generally be credited to the new Subaccount at the same time. However, when (1) you are making a transfer to a Subaccount which invests in a portfolio that accrues dividends on a daily basis and requires Federal funds before accepting a purchase order and (2) the Subaccount from which the transfer is being made is investing in an equity portfolio in an illiquid position due to substantial redemptions or transfers that require it to sell portfolio securities in order to make funds available, then the crediting of the amount transferred to the new Subaccount may be delayed until the Subaccount from which the transfer is being made obtains liquidity through the earliest of the portfolio's receipt of proceeds from sales of portfolio securities, new contributions by Contract Owners, or otherwise, but no longer than seven days. During this period, the amount transferred will be uninvested.
Transfers to and from the Fixed Account may be made only with our consent. For certain contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time. You may currently transfer amounts from the variable Subaccounts to the Fixed Account before the Annuity Date as often as you wish (with one exception described below) without charge. The minimum dollar amount you may transfer is $250 from any Subaccount or, if less, the entire portion of your Contract Value allocated to a particular Subaccount. If you request a percentage reallocation among the investment options,
the percentages must be in whole numbers.    The amount that may be
transferred from the Fixed Account will be determined by the company, at its sole discretion, but will not be less than 25% of the amount invested in the Fixed Account. When the maximum amount is less than $1000 we permit a transfer of up to $1000. You may make one transfer out of the Fixed Account during each Contract Year. A transfer into the Fixed Account is not permitted during the 12 months following a transfer out of the fixed account. When amounts are withdrawn or transferred out of the Fixed Account the amounts that have been credited to the Fixed Account for the shortest time are withdrawn first. For the month of May 1998, up to 100% of the amounts in the Fixed Account may be transferred even if you have already made a Fixed Account transfer in this Contract Year. Beginning in June 1998 the maximum withdrawal amount will again be 25% of the amount invested in the Fixed Account. At the end of the current renewal interest guarantee period, January 31, 1999, the amount that may be transferred for the month of February will be declared and will not be less than
the minimums specified above.     See THE FIXED ACCOUNT on page .
The portion of your Contract Value allocated to the variable Subaccounts will change with the investment performance of the selected Subaccounts. You should periodically review your allocation of Contract Value in light of market conditions and your financial objectives. Transfers after the Annuity Date are subject to different limitations. See FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS on page .
ACCUMULATION UNITS
When your purchase payments are allocated to a selected variable Subaccount, they result in a particular number of Accumulation Units being credited to your Contract. The number of Accumulation Units credited is determined by dividing the dollar amount allocated to each Subaccount by the value of an Accumulation Unit for that Subaccount as of the end of the Valuation Period in which the payment is received at the Annuity Service Center. The value of each Subaccount's Accumulation Units varies each Valuation Period (i.e., each day that there is trading on the New York Stock Exchange) with the Net Rate of Return of the Subaccount. The Net Rate of Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccount. See NET RATE OF RETURN FOR A SUBACCOUNT on page .
WITHDRAWALS
You may at any time prior to the Annuity Date surrender your Contract for its Cash Surrender Value. You may also make partial withdrawals of $500 or more. Certain withdrawals, however, are subject to a penalty tax. See TAX CONSIDERATIONS on page . You may not make a partial withdrawal that, including the appropriate withdrawal charge, would reduce your Contract Value to less than $2,500. Unless you provide other instructions, partial withdrawals (plus any applicable withdrawal charge) will be taken from all of your selected investment options in proportion to your Contract Value in each investment option at the time of the withdrawal. We will pay you the amount of any surrender or partial withdrawal, less any required tax withholding,
within seven days after we receive a    w    ithdrawal request. We may
defer payment from the Variable Account under certain limited circumstances for a longer period, and we reserve the right to defer payment from the Fixed Account under any circumstances for not more than six months. See POSTPONEMENT OF PAYMENT on page .
   At some future date, Contract Owner(s) may elect in writing on a form provided by the Company to take systematic withdrawals of a specified dollar amount (of at least $100) on a monthly, quarterly, semi-annual, or annual basis. A $10,000 minimum Contract Value will be required to begin this program. Systematic withdrawals will be taken proportionately from all of your selected investment options at the time of each withdrawal. The withdrawal charge may also apply to
systematic withdrawals as set forth in the     WITHDRAWAL CHARGE
section on page . If a systematic withdrawal would bring the Contract Value below $2,500, the systematic withdrawal will be made only for the amount that will reduce the Contract Value to $2,500, and the systematic withdrawal option will automatically terminate.
   Each systematic withdrawal is subject to federal income taxes, including any penalty tax that may apply, the same as for any other withdrawal.
   Fidelity Investments Life reserves the right to modify or discontinue the systematic withdrawal program.
SIGNATURE GUARANTEE
A signature guarantee is designed to protect you and Fidelity Investments Life from fraud. Disbursement or free look requests must include a signature guarantee if any of the following situations apply:
1. Your    Contract     registration has changed within the last 30
days.
2. The requested amount is more than $25,000.
3. The check is being mailed to a different address than the one on
your    Contract     (record address).
4. The check is made payable to someone other than the
Owner   (s)    .
   5. The address of record on the Contract has changed in the past 30 days and the request is for $10,000 or more.
   6. The Proceeds are being wired to a Fidelity account with different Owner(s) than the annuity Contract.
   7    . In other circumstances where we deem it necessary for the
protection of    Y    ou, the customer (e.g. the signature does not
resemble the signature we have on file).
You should be able to obtain a signature guarantee from a bank, broker dealer (including Fidelity Investor Centers), credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
1CHARGES
The following are all the charges we make under your Contract.
1. PREMIUM TAXES. In general, we do not currently deduct any amount from your payments for premium taxes. The entire amount of your purchase payments will be allocated to the investment options you select. Several states assess a premium tax upon the commencement of annuity income payments. If you live in a jurisdiction which imposes such a tax and if annuity income payments commence under your Contract, we will deduct a charge from your Contract Value for the tax we incur at the Annuity Date. A few states may require us to pay premium taxes upon receipt of your payment. Wyoming and South Dakota currently require us to pay a premium tax upon receipt of your purchase payment on non-qualified contracts. Currently, there is no tax imposed on qualified premiums. However, we may make a deduction for taxes required by any state upon receipt of your payments for Contracts issued for delivery in that jurisdiction. We reserve the right to make the deduction in any jurisdiction when we incur these taxes. As of the date of this prospectus, the current range of state premium taxes is from 0% to 3.5%.
2. ADMINISTRATIVE CHARGES. Administrative charges compensate us for the expenses we incur in administering the Contracts. These expenses include the cost of issuing the Contract, maintaining necessary systems and records, and providing reports. We seek to cover these expenses by two types of administrative charges: an annual maintenance charge and daily administrative charge.
Currently, on each Contract Anniversary before the Annuity Date an annual maintenance charge of $30 is deducted from your Contract Value. We currently waive this annual charge prior to the Annuity Date if your total purchase payments, less any withdrawals, equal at least $25,000. In addition, we waive this annual maintenance charge for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments
Life). Although we do not now intend to charge more than $30 per year, we reserve the right to increase this annual charge to up to $50 if warranted by the expenses we incur.
We also reserve the right to assess this charge against all Contracts (except for those Contracts issued after May 1, 1990 by exchanging Fidelity Variable Annuity). The annual maintenance charge will be deducted from each investment option in proportion to the amount of your total Contract Value invested in that option on the date of deduction. We will deduct a pro rata portion of the charge on the Annuity Date or the date the Contract is surrendered. After the Annuity Date, we will deduct this charge on a pro rata basis from each annuity income payment. The charge assessed after the Annuity Date will never be greater than the charge that was in effect just prior to the Annuity Date.
Each day, we also deduct from the assets of the Subaccounts a percentage of those assets equivalent to an effective annual rate of 0.05%. As a charge against the Subaccounts, this administrative charge is not assessed against your Contract Value allocated to the Fixed Account. This charge is guaranteed never to be increased above an effective annual rate of 0.25%.
3. MORTALITY AND EXPENSE RISK CHARGE. We deduct a daily asset charge for our assumption of mortality and expense risks. This charge is made by deducting daily from the assets of each Subaccount a percentage of those assets equal to an effective annual rate of not more than 0.75%. As with the daily administrative charge, this charge is not assessed against your Contract Value allocated to the Fixed Account. We guarantee never to increase this charge above an effective annual rate of 0.75%. For Contract Owners effecting a life annuity, the mortality risk we bear is that of making the annuity income payments for the life of the Annuitant (or the life of the Annuitant and the life of a second person in the case of a joint and survivor annuity) no matter how long that might be. We also bear a mortality risk under the Contracts, regardless of whether an annuity income payment option is actually effected, in that we make guaranteed purchase rates available. In addition, we bear a mortality risk by guaranteeing a Death Benefit if the Annuitant dies prior to the Annuity Date and prior to age 70. This Death Benefit may be greater than the Contract Value. See DEATH BENEFIT on page . The expense risk we assume is the risk that the costs of issuing and administering the Contracts will be greater than we expected when setting the administrative charges.
4. WITHDRAWAL CHARGE. We do not assess any sales charge if you keep your Contract in force for more than five years. If you surrender your Contract within the first five Contract Years, we will reduce the amount payable to you by a withdrawal charge (i.e., a contingent deferred sales charge) to compensate us for the expenses of selling and distributing the Contracts. In addition, we will impose a withdrawal charge for sales expenses on certain partial withdrawals during the first five Contract Years. We do not assess any withdrawal charge on the death of the Owner or Annuitant. We currently assess a withdrawal charge upon annuitization if the Contract has been in existence for less than one year. Bearing this in mind, the Contract should be viewed as a long-term investment and insurance product. You may surrender the Contract without any withdrawal charges for thirty days after notification is mailed to you of any of the following events: (1) the renewal interest rate on any portion of your Contract Value allocated to the Fixed Account decreased by more than 1% from the expiring interest rate; (2) the maintenance charge is increased above the amount shown in the Contract at issue; or (3) the maintenance charge is imposed on your Contract as a result of a change in practice.
There is no withdrawal charge if you withdraw the value of your Contract in whole or in part after five Contract Years. In addition, during the first five Contract Years, no withdrawal charge is assessed against total withdrawals in each Contract Year of an amount up to 10% of your total purchase payments as of the date of withdrawal. For this purpose, "total purchase payments" refers to all purchase payments made less any amounts previously withdrawn that were subject to a withdrawal charge.
When a partial or full withdrawal is made within the first five Contract Years, the amount of purchase payments withdrawn from your Contract Value (less any amount entitled to the 10% exception) will be subject to a withdrawal charge for sales expenses as follows:
               Withdrawal Charge
               As Percentage of Amount of
 Contract Year Purchase Payments Withdrawn
 1             5%
 2             4%
 3             3%
 4             2%
 5             1%
 6 and later   0%
For purposes of determining this withdrawal charge, any amount you withdraw in excess of amounts entitled to the 10% exception will be considered as a withdrawal of purchase payments until you have withdrawn an amount equal to all your payments. Amounts withdrawn
after an amount equal to your aggregate purchase payments    have
been withdrawn are considered to be withdrawals of investment earnings and are not subject to any withdrawal charge.
Additional purchase payments during the first five Contract Years will increase the dollar amount of the potential withdrawal charge by increasing the amount of payments that may be withdrawn while the withdrawal charge is in effect. Additional payments do not, however, cause the schedule of possible withdrawal charges to start over again. For example, if an additional payment is made during the fifth Contract Year and withdrawn later during that same year, it and all payments withdrawn that year will be subject to a 1% withdrawal charge. Additional payments after the fifth Contract Year will not be subject to any possible withdrawal charge.
Free withdrawals are not cumulative. For example, let us assume that you (1) make an initial purchase payment of $10,000; (2) make no withdrawals during the first Contract Year; (3) make no additional purchase payments; and (4) make a withdrawal of $1,500 in the second Contract Year. Given this example, $1,000 would be free from a withdrawal charge, but $500 would be subject to a withdrawal charge. We will waive the withdrawal charge during the free look period if (a)
you purchased your    C    ontract (1) by exchanging another annuity
   C    ontract or life insurance policy, or (2) by trustee to trustee transfer or direct rollover from an IRA or qualified plan, and (b) (1) you are exchanging the Contract for another annuity contract, or (2) you are making a trustee to trustee transfer or direct rollover of the money in a Qualified Contract to another IRA or a qualified plan. Under certain circumstances we may waive the withdrawal charge for certain Owners who have previously exchanged out of a Fidelity Retirement Reserves Contract and have since purchased a Fidelity Retirement Reserves Contract through a 1035 exchange.
In connection with a Contract purchased after May 1, 1990 by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life), we will determine the withdrawal charge
as if (1) the new    C    ontract had been purchased on the date the
original    C    ontract was purchased, and (2) any additional
purchase payments made under the original    C    ontract had been
made under the new    C    ontract on the same date they were actually
made under the original    C    ontract.
Since the Contract is intended to be long-term, we expect that the withdrawal charge will not be sufficient to cover our expenses in selling the Contracts. To the extent that the withdrawal charges are not sufficient, we will pay these expenses from our general assets. These assets may include proceeds from the mortality and expense risk charge described above.
5. TRANSFER CHARGE. On certain contracts issued after May 1, 1997 we reserve the right to charge for transfers in excess of 12 per calendar year.
6. FUNDS' EXPENSES. The expenses and charges incurred by the Funds are described in their respective prospectuses.
7. OTHER TAXES. We reserve the right to charge for certain taxes (other than premium taxes) that we may have to pay. See FIDELITY INVESTMENTS LIFE'S TAXES on page .
DEATH BENEFIT
If the Annuitant dies prior to the Annuity Date, we will, upon receipt of proof of death at the Annuity Service Center, pay a Death Benefit to the Beneficiary you have designated. If the Annuitant dies on or before his or her 70th birthday, the Death Benefit will equal the greater of: (1) the purchase payments paid, less any partial withdrawals and charges thereon; and (2) the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. If the Annuitant dies after his or her 70th birthday, the Death Benefit will equal the Contract Value as of the end of the Valuation Period in which proof of death is received at our Annuity Service Center. However, for Contracts purchased after May 1, 1990 by exchanging Fidelity Variable Annuity (another annuity contract issued by Fidelity Investments Life), the Death Benefit will be the greater of: (1) the purchase payments paid, less any partial withdrawals and charges thereon; and (2) the Contract Value as of the end of the Valuation Period in which proof of death is received. No withdrawal charge is made in connection with the payment of a Death Benefit. The Death Benefit may be paid in a single sum or applied under a fixed, variable or combination annuity.
   If     you have not selected an annuity income option and the
Annuitant dies prior to the Annuity Date, the Beneficiary may choose an income option for the Death Benefit.
REQUIRED DISTRIBUTIONS UPON DEATH
Federal tax law requires that if any Owner dies before the Annuity Date, the entire interest in the Contract must be distributed within five years after the Owner's death, unless the Beneficiary's or second Owner's entire interest is payable over the Beneficiary's or second Owner's lifetime (or a period not extending beyond the life expectancy
of the Beneficiary or second Owner)    by electing annuitization
within 60 days of the date of death     with distributions beginning
within one year of the date of death, or the Beneficiary is the surviving spouse of the deceased Owner, in which case the spouse may elect to continue the Contract as the Owner.
If the Contract is Jointly Owned and if either Owner dies before the Annuity Date, the entire interest will be distributed to the surviving Owner unless the deceased Owner was the Annuitant. In that case, the Beneficiary will receive the distribution.
If the Owner is a corporation or other non-individual and the Annuitant dies before the Annuity Date, the Beneficiary's entire interest in the Contract must be distributed in the same manner as if the contract were owned by one individual who was also the Annuitant and that individual had died prior to the Annuity Date.
The rules regarding required distributions upon the Owner's death are described in the Statement of Additional Information. We intend to administer the Contracts to comply with Federal tax law.
ANNUITY DATE
When your Contract is issued, it will generally provide for the latest permissible Annuity Date. The latest permissible date is the first day of the calendar month following the Annuitant's 85th birthday or, if later, the first day of the calendar month following the Contract's fifth Contract Anniversary. You may change the Annuity Date by written notice received at the Annuity Service Center at least 30 days prior to the current Annuity Date then in effect. The Annuity Date must be the first day of a month. The earliest permissible Annuity Date is the first day of the calendar month following the expiration of the free look period.
SELECTION OF ANNUITY INCOME OPTIONS
While the Annuitant is living and at least 30 days prior to the Annuity Date, you may elect any one of the annuity income options described in the Contract. You may also change your election to a different annuity income option by notifying us in writing at least 30 days prior to the Annuity Date. Once annuity payments begin, depending on the annuity payment option chosen, it may not be possible to change later to a different form of payment, or to make any withdrawals.
In the case of a Qualified Contract, you must elect an option before we make any annuity income payments. If, under a Non-qualified Contract, you have not elected an annuity income option at least 30 days prior to the Annuity Date, the automatic annuity income option will be a combination annuity for life, with 120 monthly payments guaranteed. The Contract Value allocated to the Fixed Account, less any maintenance charge and premium taxes, will be applied to the purchase of the fixed portion of the annuity and the Contract Value allocated to the Variable Account, less any maintenance charge and premium taxes, will be applied to the purchase of the variable portion of the annuity. See Annuity Income Option No. 3 under TYPES OF ANNUITY INCOME OPTIONS on page .
FIXED, VARIABLE, OR COMBINATION ANNUITY INCOME OPTIONS
You may elect to have annuity income payments made on a fixed basis, a variable basis, or a combination of both. If you choose a fixed annuity, the amount of each payment will be set and will not change. Upon selection of a fixed annuity, your Contract Value will be transferred to the Fixed Account. The annuity income payments will be fixed in amount and duration by the fixed annuity provisions selected, the adjusted age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and the then current guaranteed interest rate used to determine fixed annuity income payments. In no event will the guaranteed interest rate be less than 3.5% (3.0% for certain Contracts issued May 1, 1997 or later).
If you select a variable annuity, your Contract Value will be transferred to the Variable Account. The dollar amount of the first variable annuity income payment will be determined in accordance with the applicable annuity payment rates, the age and sex of the Annuitant (except Contracts utilizing unisex purchase rates), and an assumed annual interest rate of 3.5% unless we also offer an alternative assumed interest rate on the Annuity Date and you select that alternative. All subsequent variable annuity income payments are calculated based on the Subaccount Annuity Units credited to the Contract. Annuity Units are similar to Accumulation Units except that built into the calculation of Annuity Unit Values is the assumption that the Net Rate of Return of a Subaccount will equal the assumed interest rate. Thus, with a 3.5% assumed interest rate, the Subaccount Annuity Unit Value will not change if the daily Net Rate of Return of the Subaccount is equivalent to an annual rate of return of 3.5%. If the Net Rate of Return is greater than the assumed interest rate, the Subaccount Annuity Unit Value will increase; if the Net Rate of Return is less than the assumed interest rate, the Subaccount Annuity Unit Value will decrease.
When variable annuity income payments commence, the number of Annuity Units credited to the Contract in a particular Subaccount is determined by dividing that portion of the first variable income annuity payment attributable to that Subaccount by the Annuity Unit Value of that Subaccount for the Valuation Period in which the Annuity Date occurs. The number of Annuity Units of each Subaccount credited to the Contract then remains fixed unless there is a subsequent transfer involving the Subaccount. The dollar amount of each variable annuity income payment after the first may increase, decrease or remain constant. The income payment is equal to the sum of the amounts determined by multiplying the number of Annuity Units of each Subaccount credited to the Contract by the Annuity Unit Value for the particular Subaccount for the Valuation Period in which each subsequent annuity income payment is due.
If you select a combination annuity, your Contract Value will be split between the Fixed Account and the Variable Account in accordance with your instructions. Your annuity income payments will be the sum of the income payment attributable to your fixed portion and the income payment attributable to your variable portion.
After the Annuity Date, transfers between the Variable Account and the Fixed Account are not permitted. Transfers among the variable Subaccounts, however, are permitted subject to some limitations. See TRANSFERS AMONG SUBACCOUNTS AFTER THE ANNUITY DATE in the Statement of Additional Information.
TYPES OF ANNUITY INCOME OPTIONS
The Contract provides for three types of annuity income options. All are available on a fixed, variable or combination basis. You may not select more than one option. If your Contract Value on the Annuity Date would not provide an initial monthly payment of at least $20, we may pay the proceeds in a single sum rather than pursuant to the selected option.
1. LIFE ANNUITY. Income payments will be made monthly during the Annuitant's lifetime ceasing with the last payment due prior to the Annuitant's death. No income payments are payable after the death of the Annuitant. Thus, it is quite possible that income payments will be made that are less than the value of the Contract. Indeed, if the Annuitant were to die within one month after the Annuity Date, only one monthly income payment would have been made. Because of this risk, this option offers the highest level of monthly payments.
2. JOINT AND SURVIVOR ANNUITY. This option provides monthly income payments during the joint lifetimes of the Annuitant and a designated second person and during the lifetime of the survivor. There are some limitations on the use of this option in qualified annuities. As in the case of the life annuity described above, there is no guaranteed number of income payments and no income payments are payable after the death of the Annuitant and the designated second person.
3. LIFE ANNUITY WITH 120 OR 240 MONTHLY PAYMENTS GUARANTEED. This option provides monthly income payments during the lifetime of the Annuitant, and in any event for one hundred twenty (120) or two hundred forty (240) months certain as elected. In the case of a Qualified Contract, the guarantee period may not exceed the life expectancy of the Annuitant. In the event of the death of the Annuitant under this option, the Contract provides that any guaranteed monthly income payments will be paid to the Beneficiary or Beneficiaries during the remaining months of the term selected. However, a Beneficiary may, at any time, elect to receive the discounted value of his or her remaining income payments in a single sum. In such event, the discounted value for fixed or variable annuity income payments will be based on interest compounded annually at the applicable interest rate used in determining the first annuity income payment. Upon the death of a Beneficiary receiving annuity benefits under this option, the present value of the guaranteed benefits remaining after we receive notice of the death of the Beneficiary, computed at the applicable interest rate, shall be paid in a single sum to the estate of the Beneficiary. The present value is computed as of the Valuation Period during which notice of the death of the Beneficiary is received at the Annuity Service Center.
You may choose to have income payments made on a monthly basis or at another frequency such as quarterly, semi-annually or annually. In addition to the Annuity Income Options provided for in the Contracts, other Annuity Income Options may be made available by the Company. REPORTS TO OWNERS
During the Accumulation period, four times each Contract Year you will receive a statement of your Contract Value, including a summary of all transactions since the preceding quarterly statement.
In addition, you will receive semiannual reports containing financial statements for the Variable Account and a list of portfolio securities of the Funds, as required by the Investment Company Act of 1940.

7.THE FIXED ACCOUNT

BECAUSE OF EXEMPTIVE AND EXCLUSIONARY PROVISIONS, INTERESTS IN THE
FIXED ACCOUNT OPTION UNDER THE    C    ONTRACTS HAVE NOT BEEN
REGISTERED UNDER THE SECURITIES ACT OF 1933 AND THE GENERAL ACCOUNT HAS NOT BEEN REGISTERED AS AN INVESTMENT COMPANY UNDER THE INVESTMENT COMPANY ACT OF 1940. ACCORDINGLY, INTERESTS IN THE FIXED ACCOUNT OPTION ARE NOT SUBJECT TO THE PROVISIONS OF THOSE ACTS, AND FIDELITY INVESTMENTS LIFE HAS BEEN ADVISED THAT THE STAFF OF THE SECURITIES AND EXCHANGE COMMISSION HAS NOT REVIEWED THE DISCLOSURES IN THIS PROSPECTUS RELATING TO THE FIXED ACCOUNT OPTION. DISCLOSURES REGARDING THE GENERAL ACCOUNT MAY, HOWEVER, BE SUBJECT TO CERTAIN GENERALLY APPLICABLE PROVISIONS OF THE FEDERAL SECURITIES LAWS RELATING TO THE ACCURACY AND COMPLETENESS OF STATEMENTS MADE IN PROSPECTUSES.
As noted earlier, you may allocate purchase payments or transfer all or a part of your Contract Value to a fixed-rate investment option funded through Fidelity Investments Life's general account (the "Fixed Account"). The Fixed Account may also be referred to as the "Guaranteed Account". Funds allocated or transferred to the Fixed Account do not fluctuate with the investment experience of Fidelity Investments Life's general account. We guarantee that the portion of your Contract Value that is held in the Fixed Account will accrue interest daily at an annual rate that will never be less than 3.5% (3.0% for certain contacts issued May 1, 1997 or later). When a purchase payment is received or an amount is transferred into the Fixed Account, an interest rate will be assigned to that amount. That rate will be guaranteed for a certain period of time depending on when the amount was allocated to the Fixed Account. When this initial period expires, a new interest rate will be assigned to that amount which will be guaranteed for a period of at least a year. Thereafter, interest rates credited to that amount will be similarly guaranteed for successive periods of at least one year. Therefore, different interest rates may apply to different amounts in the Fixed Account depending on when the amount was initially allocated. Furthermore, the interest rate applicable to any particular amount may vary from time to time.
For certain contracts issued May 1, 1997 or later, we may discontinue the availability of the Fixed Account for transfers from the Variable Account or for purchase payments at any time.
The amount of your Contract Value in the Fixed Account and the amount of interest credited will be included in the quarterly statements we send to you. See REPORTS TO OWNERS on page 26.

8.MORE ABOUT THE CONTRACT

TAX CONSIDERATIONS
The following discussion is not intended as tax advice. For tax advice you should consult a tax Adviser. Although the following discussion is based on our understanding of Federal income tax laws as currently interpreted, there is no guarantee that those laws or interpretations will not change. The following discussion does not take into account state or local income tax or other considerations which may be involved in the purchase of a Contract or the exercise of options under the Contracts. In addition, the following discussion assumes that the Contract is owned by an individual, and we do not intend to offer the Contracts to "non natural" persons such as corporations, unless the Contract is held by such person as a nominee for an individual. (If the Contract is not owned by or held for a natural
person, the    C    ontract will generally not be treated as an
annuity for tax purposes.)
The following discussion assumes that the Contract will be treated as an annuity for Federal income tax purposes. Section 817(h) of the Code provides that the investments of a separate account underlying a variable annuity contract (or the investments of a mutual fund, the shares of which are owned by the variable annuity separate account) must be "adequately diversified" in order for the Contract to be treated as an annuity for tax purposes. The Treasury Department has issued regulations prescribing such diversification requirements. The Variable Account, through each of the portfolios of the Funds, intends to comply with these requirements. We have entered into agreements with the Funds that require the Funds to operate in compliance with the Treasury Department's requirements. In connection with the issuance of prior regulations relating to diversification requirements, the Treasury Department announced that such regulations do not provide guidance concerning the extent to which owners may direct their investments to particular divisions of a separate account. Additional guidance relating to this subject is expected in the near future. It is not clear what this guidance will provide or whether it will be prospective only. It is possible that when this guidance is issued the Contract may need to be modified to comply with it.
In addition, to qualify as an annuity for Federal tax purposes, the Contract must satisfy certain requirements for distributions in the event of the death of the Owner of the Contract. The Contract contains such required distribution provisions. For further information on these requirements see the Statement of Additional Information.
   The individual situation of each Owner or Beneficiary will determine the Federal estate taxes and the state and local estate, inheritance and other taxes due if an Owner or the Annuitant dies. QUALIFIED CONTRACTS
The Contract may be used as a qualified individual retirement annuity. Under Section 408(b) of the Code, eligible individuals may contribute to an individual retirement annuity ("IRA"). The Code permits certain "rollover" contributions to be made to an IRA. In particular, certain qualifying distributions from another qualified plan, tax sheltered annuity or IRA may be received tax-free if rolled over to an IRA within 60 days of receipt. Because the Contract's minimum initial payment of $10,000 is greater than the maximum annual contribution permitted to an IRA, a Qualified Contract may be purchased only in connection with a "rollover" of the proceeds from another qualified plan, tax sheltered annuity or IRA. IN ADDITION, QUALIFIED CONTRACTS WILL NOT ACCEPT ANY SUBSEQUENT CONTRIBUTIONS OTHER THAN ADDITIONAL ROLLOVER CONTRIBUTIONS FROM ANOTHER QUALIFIED PLAN, TAX SHELTERED ANNUITY OR IRA. In order to qualify as an IRA under Section 408(b) of the Code, a Contract must contain certain provisions: (1) the Owner of the Contract must be the Annuitant and, except for certain transfers incident to a divorce decree, the Owner cannot be changed and the Contract cannot be transferable; (2) the Owner's interest in the Contract cannot be forfeitable; and (3) annuity and death benefit payments must satisfy certain minimum distribution requirements. Contracts issued on a qualified basis will conform to the requirements for an IRA and will be amended to conform to any future changes in the requirements for an IRA.
CONTRACT VALUES AND PROCEEDS
Under current law, you will not be taxed on increases in the value of your Contract until a distribution occurs. A distribution may occur in the form of a withdrawal, death benefit payment, or payments under an Annuity Income Option. An amount received as a loan under, or the assignment or pledge of any portion of the value of, a Contract may also be treated as a distribution. In the case of a Qualified Contract, you may not receive or make any such loan or pledge. Any such loan or pledge will result in disqualification of the Contract and inclusion of the value of the entire Contract in income. Additionally, a transfer of a Non-qualified Contract for less than full and adequate consideration will result in a deemed distribution, unless the transfer is to your spouse (or to a former spouse pursuant to a divorce decree). The taxable portion of a distribution is generally taxed as ordinary income.
If you fully surrender your Contract before annuity income payments commence, you will be taxed on the portion of the distribution that exceeds your cost basis in your Contract. For Non-qualified Contracts, the cost basis is generally the amount of your payments, and the taxable portion of the proceeds is taxed as ordinary income. For Qualified Contracts, the cost basis is generally zero, and the entire amount of the surrender payment is generally taxed as ordinary income. In addition, for both Qualified and Non-qualified Contracts, amounts received as the result of the death of the Owner or Annuitant that are in excess of your cost basis will also be taxed.
Partial withdrawals under a Non-qualified Contract are treated for tax purposes as first being taxable withdrawals of investment income, rather than as return of purchase payments, until all investment income earned by your Contract has been withdrawn. You will be taxed on the amount withdrawn to the extent that your Contract Value at that time, unreduced by the withdrawal charge, exceeds your payments. Partial withdrawals under a Qualified Contract are prorated between taxable income and non-taxable return of investment. Generally, the cost basis of a Qualified Contract is zero, and the partial withdrawal will be fully taxed.
All annuity contracts issued by the same company (or an affiliated company) to the same contract owner during any calendar year are treated as one annuity contract for purposes of determining the amount includible in income of any distribution that is not received as an annuity payment. In the case of a Qualified Contract, the tax law requires for all post-1986 contributions and distributions that all individual retirement accounts and annuities be treated as one contract.
Although the tax consequences may vary depending on the form of annuity selected under the Contract, the recipient of an annuity income payment under the Contract generally is taxed on the portion of such income payment that exceeds the cost basis in the Contract. For variable annuity income payments, the taxable portion is determined by a formula that establishes a specific dollar amount that is not taxed. This dollar amount is determined by dividing the Contract's cost basis by the total number of expected periodic income payments. However, the entire distribution will be fully taxable once the recipient is deemed to have recovered the dollar amount of the investment in the Contract. For Qualified Contracts, the cost basis is generally zero and each annuity income payment is fully taxed.
A penalty tax equal to 10% of the amount treated as taxable income may be imposed on distributions. The penalty tax applies to early withdrawals or distributions. The penalty tax is not imposed on: (1) distributions made to persons on or after age 59 1/2; (2) distributions made after death of the Owner; (3) distributions to a recipient who has become disabled; (4) distributions in substantially equal installments made for the life of the taxpayer or the lives of the taxpayer and a designated second person; and (5) in the case of Qualified Contracts, distributions received from the rollover of the Contract into another qualified contract or IRA. In the case of a Contract held in custody for a minor under the Uniform Gifts to Minors Act or the Uniform Transfers to Minors Act, a distribution under the Contract ordinarily is taxable to the minor. Whether the penalty tax applies to such a distribution ordinarily is determined by the circumstance or characteristics of the minor, not the custodian. Thus, for example, a distribution taxable to a minor will not qualify for the exception to the penalty tax for distributions made on or after age 59 1/2, even if the custodian is 59 1/2 or older. In addition, in the case of a Qualified Contract, a 50% excise tax is imposed on the amount by which minimum required annuity or death benefit distributions exceed actual distributions. Penalty taxes also are imposed on aggregate distributions from specified retirement programs (including IRAs) in excess of a specified amount annually and in certain other circumstances.
We will withhold and remit to the U.S. Government a part of the taxable portion of each distribution made under the Contract, unless the Owner, Annuitant or Beneficiary files a written election prior to the distribution stating that he or she chooses not to have any amounts withheld.
FIDELITY INVESTMENTS LIFE'S TAXES
The earnings of the Variable Account are taxed as part of the operations of Fidelity Investments Life. Under the current provisions of the Code, we do not expect to incur Federal income taxes on earnings of the Variable Account to the extent the earnings are credited under the Contracts. Based on this, no charge is being made currently to the Variable Account for our Federal income taxes. We will periodically review the need for a charge to the Variable Account for company Federal income taxes. Such a charge may be made in future years for any Federal income taxes that would be attributable to the Contracts.
Under current laws we may incur state and local taxes (in addition to premium taxes) in several states. At present, these taxes are not significant and are not charged against the Contracts or the Variable Account. If the amount of these taxes changes substantially, we may make charges for such taxes against the Variable Account.
OTHER CONTRACT PROVISIONS
You should also be aware of the following important provisions of your
Contract.
1. OWNER. As an Owner named in the application, you have the rights and privileges specified in the Contract. If there are two Owners they must be spouses. Owners own the Contract in accordance with its terms. Because they are inconsistent with the operation of the Contract, we will not accept applications with additional legal terms such as "tenancy by the entirety," "joint tenants in common" or "joint ownership by husband and wife".
Prior to the Annuity Date and during the lifetime of the Annuitant, you may change an Owner or Beneficiary (but not the Annuitant) by notifying us in writing. You may not, however, change the Owner of a Qualified Contract. A change in the Owner of a Non-qualified Contract will take effect on the date the request was signed, but it will not apply to any payments made by us before the request was received and recorded at the Annuity Service Center. If there are two Owners, any written authorizations must come from both Owners.
2. BENEFICIARY. The Beneficiary(ies) is (are) named on the application unless later changed. The proceeds will be paid to the Beneficiary or Beneficiaries if all the Owners or the Annuitant dies before the Annuity Date. No Beneficiary has rights in the contract until all the Owners or the Annuitant has died. If no Beneficiary survives the deceased Annuitant or the last deceased Owner, the proceeds will be paid to the surviving Owner(s) or to the estate or estates of the deceased Owner(s). All Beneficiaries must be identified by name. A Beneficiary may be a "Primary Beneficiary" or a "Contingent Beneficiary". No Contingent Beneficiary has the right to proceeds unless all of the Primary Beneficiaries die before proceeds are determined.
3. MISSTATEMENT OF AGE OR SEX. If the age or sex of the Annuitant has been misstated, we will change the benefits to those which the proceeds would have purchased had the correct age and sex been stated. If the misstatement is not discovered until after annuity income payments have started, we will take the following action: (1) if we made any overpayments, we may add interest at the rate of 6% per year compounded annually and charge them against income payments to be made in the future; (2) if we made any underpayments, the balance plus interest at the rate of 6% per year compounded annually will be paid in a single sum.
4. ASSIGNMENT. You may assign a Non-qualified Contract at any time during the lifetime of the Annuitant and before the Annuity Date. See TAX CONSIDERATIONS on page 26. No assignment will be binding on us unless it is written in a form acceptable to us and received at our Annuity Service Center. Your rights and the rights of any Beneficiary will be affected by an assignment. We will not be responsible for the validity of any assignment. No assignment may be made of a Qualified Contract.
5. DIVIDENDS. Our variable annuity Contracts are "non-participating". This means that they do not provide for dividends. Investment results under the Contracts are reflected in benefits.
SELLING THE CONTRACTS
The Contracts will be distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., both of which are affiliated with FMR Corp., the parent company of Fidelity Investments Life. Fidelity Brokerage Services, Inc. is the principal underwriter (distributor) of the Contracts. Fidelity Distributors Corporation is the distributor of the Fidelity family of funds, including the Fidelity Funds. The principal business address of Fidelity Brokerage Services, Inc. and Fidelity Distributors Corporation is 82 Devonshire Street, Boston, Massachusetts 02109. We pay Fidelity Insurance Agency, Inc. first year sales compensation of not more than 2% of payments received in the first Contract Year as well as renewal sales compensation in later years based on persistency of Contracts and the size of Contract Values. Our renewal sales compensation payments will be approximately equal to 0.10% of the Contract Value as of the end of each Contract Year.
AUTOMATIC DEDUCTION PLAN
Under the automatic deduction plan    ("Automatic Annuity Builder")
    you can make regular payments by pre-authorized transfers from a checking account. Your checking account must be at a banking institution which is a member of ACH (Automatic Clearing House). The minimum regular payment is $100. This minimum may be reduced for Contracts issued under certain sponsored arrangements. Transactions pursuant to an automatic deduction plan will be confirmed in your quarterly statement. We reserve the right to restrict your participation in the automatic deduction plan if your checking account has insufficient funds to cover the transfer.
SPECIAL PROVISIONS APPLICABLE TO SALES UNDER SPONSORED ARRANGEMENTS
We may reduce the annual maintenance charge and/or the withdrawal charge on Contracts offered to individuals under a sponsored arrangement. See CHARGES on page 24. We determine the eligibility of groups for such reduced charges, and the amount of such reductions for particular groups, by considering the following factors: (1) the size of the group; (2) the total amount of purchase payments expected to be received from the group; (3) the nature of the group and the persistency expected in that group; (4) the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and (5) any other circumstances which we believe to be relevant in determining whether reduced sales or administrative expenses may be expected. Some of the reductions in charges for these sales may be contractually guaranteed; other reductions may be withdrawn or modified on a uniform basis. Our reductions in charges for sponsored sales will not be unfairly discriminatory to the interests of any Contract Owners.
Contracts issued under a sponsored arrangement generally utilize unisex annuity purchase rates.
We may also reduce minimum purchase payment requirements on Contracts issued under these arrangements. Because of these reductions, we include a provision in such Contracts that allows us to cancel smaller, inactive Contracts. If we cancel your Contract under this provision, we will pay you your Contract Value in a single sum payment. Specifically, we may, at our option, cancel such a Contract prior to the Annuity Date if all of the following conditions exist at the same time: (1) no purchase payments have been made during the previous 24 months; (2) the total purchase payments credited to the Contract are less than $2,000; and (3) the Contract Value is less than $2,000.
DOLLAR COST AVERAGING
   Dollar Cost Averaging allows you to make automatic monthly dollar amount transfers from either the Money Market Subaccount or at some future date, from the Investment Grade Bond Subaccount (the "Source Account") to any of the other variable Subaccounts. Dollar cost averaging transfers are allowed from one Source Account only and are not permitted to the Fixed Account. Dollar cost averaging will not be allowed in conjunction with the Automatic Rebalance feature described in this prospectus.
   These monthly transfers will take effect on the same day each month. You may select any date from the 1st to the 28th as the date of your dollar cost averaging transfers (the "Transfer Date"). If the New York Stock Exchange is not open on your selected date in a particular month, the transfer will be made at the close of the Valuation Period that includes the date you selected. Your transfers will continue until the balance in the Source Account is exhausted or you notify us to cancel dollar cost averaging for your Contract.
   The minimum monthly transfer allowed to any variable Subaccount is $250.
   Dollar cost averaging will be available at no charge. Fidelity Investments Life reserves the right to modify or terminate the dollar cost averaging feature.

       AUTOMATIC REBALANCING
   At some future date, Automatic Rebalancing will be made available to you. Automatic Rebalancing is designed to help you maintain your specified allocation mix between the Investment Options. You can direct Fidelity Investments Life to readjust your allocations on a quarterly, semi-annual, or annual basis to return to the allocations you select on the rebalancing instruction form. These transfers will be made on the same day of each month. You may select any date from the 1st to the 28th as the date of your automatic rebalancing transfers. If the New York Stock Exchange is not open on your selected date in a particular month, the transfers will be made at the close of the Valuation Period that includes the date you selected. Your transfers will continue until you notify us to cancel Automatic Rebalancing for your Contract.
   You may not participate in Automatic Rebalancing and the Dollar Cost Averaging program at the same time.
   Automatic Rebalancing will be available at no charge. Fidelity Investments Life reserves the right to modify or terminate the automatic rebalancing feature.

POSTPONEMENT OF PAYMENT
In general, we will ordinarily pay any partial or full cash withdrawal
within seven days after we receive your request   .     We will
usually pay any Death Benefit within seven days after we receive proof of the Annuitant's death. However, we may delay payment if (1) the disposal or valuation of the Variable Account's assets is not reasonably practicable because the New York Stock Exchange is closed for other than a regular holiday or weekend, trading is restricted by the SEC, or the SEC declares that an emergency exists; or (2) the SEC by order permits postponement of payment to protect our Contract Owners. In addition, we reserve the right to delay payment of any partial or full cash withdrawal from the Fixed Account for not more than six months. If payment from the Fixed Account is delayed for more than 30 days, it will be credited with interest from the date of withdrawal at a rate not less than 3.5% per year compounded annually (3.0% per year for certain contracts issued May 1, 1997 or later) or, if greater, the rate required by law.

9.MORE ABOUT THE VARIABLE ACCOUNT AND THE FUNDS

CHANGES IN INVESTMENT OPTIONS
We may from time to time make additional Subaccounts available to you. These Subaccounts will invest in investment portfolios that we find suitable for the Contracts.
We also have the right to eliminate Subaccounts from the Variable Account, to combine two or more Subaccounts, or to substitute a new portfolio or fund for the portfolio in which a Subaccount invests. A substitution may become necessary if, in our judgment, a portfolio or Fund no longer suits the purposes of the Contracts. This may happen due to a change in laws or regulations, or a change in a portfolio's investment objectives or restrictions, or because the portfolio is no longer available for investment, or for some other reason. We would obtain prior approval from the SEC and any other required approvals before making such a substitution.
We also reserve the right to operate the Variable Account as a management investment company under the 1940 Act or any other form permitted by law or to deregister the Variable Account under such Act in the event such registration is no longer required.
NET RATE OF RETURN FOR A SUBACCOUNT
A Subaccount's Net Rate of Return depends on how the investments of the Subaccount perform. We determine the Net Rate of Return of a Subaccount at the end of each Valuation Period. Such determinations are made as of the close of business each day the New York Stock Exchange is open for business. The Net Rate of Return reflects the investment performance of the Subaccount for the Valuation Period and is net of the asset charges to the Subaccounts.
Shares of the Funds are valued at net asset value. Any dividends or capital gains distributions of a portfolio of the Funds are reinvested in shares of that portfolio.
VOTING RIGHTS
We will vote shares of the Funds owned by the Variable Account according to your instructions. However, if the Investment Company Act of 1940 or any related regulations or interpretations should change, and we decide that we are permitted to vote the shares of the Funds in our own right, we may decide to do so.
Before the Annuity Date, we calculate the number of shares that you may instruct us to vote by dividing your Contract Value in a Subaccount by the net asset value of one share of the corresponding portfolio. If variable annuity income payments have commenced, we calculate the number of shares that the payee may instruct us to vote by dividing the reserve maintained in each Subaccount to meet the obligations under the Contract by the net asset value of one share of the corresponding portfolio. Fractional votes will be counted. We reserve the right to modify the manner in which we calculate the weight to be given to your voting instructions where such a change is necessary to comply with then current Federal regulations or interpretations of those regulations.
We will determine the number of shares you can instruct us to vote 90 days or less before the applicable Fund shareholder meeting. At least 14 days before the meeting, we will send you material by mail for providing us with your voting instructions.
If your voting instructions are not received in time, we will vote the shares in the same proportion as the instructions received from other Contract Owners. We will also vote shares we hold in the Variable Account that are not attributable to Contract Owners in the same proportionate manner. Under certain circumstances, we may be required by state regulatory authorities to disregard voting instructions. This may happen if following such instructions would change the sub-classification or investment objectives of the portfolios, or result in the approval or disapproval of an investment Advisory contract.
Under Federal regulations, we may also disregard instructions to vote for Contract Owner-initiated changes in investment policies or the investment adviser if we disapprove of the proposed changes. We would disapprove a proposed change only if it were contrary to state law, prohibited by state regulatory authorities, or if we decided that the change would result in overly speculative or unsound investments. If we ever disregard voting instructions, we will include a summary of our actions in the next semiannual report.
RESOLVING MATERIAL CONFLICTS
The investment portfolios of the    Fidelity     Funds are available
to registered separate accounts offering variable annuity and variable life products of other participating insurance companies, as well as to the Variable Account and other separate accounts we establish. Other Funds may be offered to qualified plans as well.
Although we do not anticipate any disadvantages to this, there is a possibility that a material conflict may arise between the interest of the Variable Account and one or more of the other separate accounts participating in the Funds. A conflict may occur due to a change in law affecting the operations of variable life and variable annuity separate accounts, differences in the voting instructions of our Contract Owners and those of other companies, or some other reason. In the event of a conflict, we will take any steps necessary to protect our Contract Owners and variable annuity payees.
PERFORMANCE
Performance information for the variable Subaccounts may appear in reports and advertising to current and prospective Contract Owners. The performance information is based on historical investment experience of the Subaccounts and the Funds and does not indicate or represent future performance.
Total returns are based on the overall dollar or percentage change in value of a hypothetical investment. Total return quotations reflect changes in Fund share price, the automatic reinvestment by the separate account of all distributions and the deduction of applicable annuity charges (including any contingent deferred sales charges that would apply if a Contract Owner surrendered the Contract at the end of the period indicated). Quotations of total return may also be shown that do not take into account certain contractual charges such as a maintenance charge or a contingent deferred sales load. The total return percentage will be higher under this method than under the standard method described above.
   A cumulative total return reflects performance over a stated period of time. An average annual total return reflects the hypothetical annually compounded return that would have produced the same cumulative total return if the performance had been constant over the entire period. Because average annual total returns tend to smooth out variations in a Subaccount's returns, you should recognize that they are not the same as actual year-by-year results.
Some Subaccounts may also advertise yield. These measures reflect the income generated by an investment in the Subaccount over a specified period of time. This income is annualized and shown as a percentage. Yields do not take into account capital gains or losses or the contingent deferred sales load. The standard quotations of yield reflect the maintenance charge. Quotations of yield may also be shown that do not reflect the maintenance charge. The yield calculation will be higher under this method than under the standard method.
The Money Market Subaccount may advertise its current and effective yield. Current yield reflects the income generated by an investment in the Subaccount over a 7 day period. Effective yield is calculated in a similar manner except that income earned is assumed to be reinvested. The Investment Grade Bond, High Income and Emerging Markets Debt Subaccounts may advertise a 30 day yield which reflects the income generated by an investment in the Subaccount over a 30 day period. LITIGATION
No litigation is pending that would have a material effect on us or the Variable Account.

10.   APPENDIX A

Accumulation Unit Values
Fidelity Investments Variable Annuity Account    I
Condensed Financial Information
Money Market Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
199   7 15.30        15.98        4.46%       28,256,730
   1996 14.66        15.30        4.34%       33,393,564
1995    13.99        14.66        4.82%       26,268,846
1994    13.55        13.99        3.21%       24,546,739
1993    13.26        13.55        2.20%       10,961,418
1992    12.89        13.26        2.86%        8,273,590
1991    12.27        12.89        5.03%        6,461,782
1990    11.48        12.27        6.95%        5,020,276
1989    10.62        11.48        8.06%        1,449,116
1988*   10.00        10.62        6.21%          204,424
* Period from 1/05/88 to 12/31/88
High Income Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 24.89        29.00        16.53%      10,481,116
1996    22.05        24.89        12.88%       9,856,952
1995    18.47        22.05        19.40%       7,797,315
1994    18.94        18.47        (2.53)%      5,106,950
1993    15.88        18.94        19.31%       5,122,946
1992    13.03        15.88        21.82%       2,624,011
1991     9.73        13.03        33.92%         859,030
1990    10.07         9.73        (3.35)%        356,960
1989    10.63        10.07        (5.23)%        273,152
1988*   10.00        10.63         6.26 %         69,632
* Period from 2/10/88 to 12/31/88
Equity-Income Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
199   7 31.05        39.39        26.87    %    40,838,032
   1996 27.44        31.05        13.13%        43,073,117
   1995 20.52        27.44        33.75%        41,937,122
1994    19.36        20.52         6.00%        30,415,281
1993    16.54        19.36        17.02%        19,318,902
1992    14.28        16.54        15.81%         8,648,323
1991    10.98        14.28        30.14%         3,225,101
1990    13.09        10.98       (16.14)%        1,391,751
1989    11.27        13.09        16.17%           714,730
1988*   10.00        11.27        12.67%            90,240
* Period from 2/10/88 to 12/31/88
Growth Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 34.97        42.76        22.29%      23,048,124
   1996 30.80        34.97        13.55%      26,772,269
1995    22.98        30.80        34.02%      23,019,869
1994    23.22        22.98        (1.02)%     17,470,386
1993    19.64        23.22        18.18%      12,073,224
1992    18.15        19.64         8.23%       8,401,957
1991    12.60        18.15        44.06%       4,162,470
1990    14.42        12.60       (12.62)%      1,654,455
1989    11.08        14.42        30.09%         434,747
1988*   10.00        11.08        10.84%          47,640
* Period from 2/10/88 to 12/31/88
Overseas Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 21.30        23.52        10.48%      10,512,524
   1996 19.00        21.30        12.08%      11,419,855
1995    17.50        19.00         8.58%       9,560,376
1994    17.37        17.50         0.71%      14,336,196
1993    12.79        17.37        35.86%       8,857,429
1992    14.47        12.79       (11.61)%      1,983,970
1991    13.51        14.47         7.09%       1,413,997
1990    13.89        13.51        (2.73)%      1,086,588
1989    11.11        13.89        25.02%         160,830
1988*   10.00        11.11        11.08%          13,527
* Period from 2/10/88 to 12/31/88
Investment Grade Bond Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 17.36        18.75         8.01%       5,524,907
   1996 16.99        17.36         2.15%       4,615,384
1995    14.63        16.99        16.15%       3,993,107
1994    15.35        14.63        (4.72)%      3,151,087
1993    13.98        15.35         9.85%       3,714,356
1992    13.24        13.98         5.59%       2,651,021
1991    11.48        13.24        15.33%       1,860,441
1990    10.93        11.48         5.04%         486,509
1989    10.01        10.93         9.19%         106,584
1988*   10.00        10.01         0.06%             270
* Period from 12/27/88 to 12/31/88
Asset Manager Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 20.76        24.80        19.49%      30,320,855
   1996 18.29        20.76        13.45%      33,062,627
1995    15.80        18.29        15.79%      39,821,641
1994    16.99        15.80        (7.03)%     56,621,559
1993    14.18        16.99        19.84%      48,441,225
1992    12.80        14.18        10.76%      22,395,511
1991    10.55        12.80        21.33%       6,736,284
1990     9.98        10.55         5.75%       1,376,582
1989*   10.00         9.98        (0.23)%        223,855
* Period from 10/04/89 to 12/31/89
Index 500 Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 18.90        24.83        31.42%      28,695,264
   1996 15.54        18.90        21.59%      18,160,844
1995    11.44        15.54        35.82%       7,333,800
1994    11.44        11.44         0.03%       2,102,667
1993    10.53        11.44         8.64%       1,509,615
1992*   10.00        10.53         5.26%         637,942
* Period from 9/1/92 to 12/31/92.
Asset Manager: Growth Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 14.50        17.95        23.86%      17,201,030
   1996 12.20        14.50        18.73%      12,261,937
1995*   10.00        12.20        22.06%       4,035,434
* Period from 1/3/95 (commencement of operations) to 12/31/95 Contrafund Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997 16.66        20.47        22.94%      57,789,065
   1996 13.87        16.66        20.09%      53,010,249
1995*   10.00        13.87        38.68%      32,421,946
* Period from 1/3/95 (commencement of operations) to 12/31/95
   Growth Opportunities Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       12.63        28.70%      21,154,834
   * Period from 1/27/97 (commencement of operations) to 12/31/97 Balanced Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        11.98        21.00%      4,649,810
   * Period from 1/27/97 (commencement of operations) to 12/31/97 Growth & Income Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       12.68        28.84%       18,798,233
   * Period from 1/27/97 (commencement of operations) to 12/31/97 Emerging Markets Debt Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00         10.48       4.76%       270,613
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Emerging Markets Equity Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.05        0.53%       176,936
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Global Equity Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.25        2.51%      214,479
   * Period from 11/24/97 (commencement of operations) to 12/31/97 International Magnum Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        9.86        (1.45)%      126,071
   * Period from 11/24/97 (commencement of operations) to 12/31/97 PBHG Growth II Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       10.15         1.52%      198,868
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Large Cap Value Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.27        2.68%       71,061
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Small Cap Value Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.43        4.30%       760,923
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Select 20 Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.42       4.18%        551,473
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Technology & Communications Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       9.87         (1.31)%     746,784
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Discovery Fund II Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       9.69         (3.06)%     69,087
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Growth Fund II Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.25        2.51%      139,945
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Opportunity Fund II Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        10.15       1.46%       277,353
   * Period from 11/24/97 (commencement of operations) to 12/31/97 International Equity Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00        9.89       (1.13)%      54,981
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Post-Venture Capital Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       10.25        2.53%        120,198
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Small Company Growth Subaccount
        Accumulation Accumulation Percentage  Number of
        Unit Value   Unit Value   Increase or Accumulation
        at           at           (Decrease)  Units at End
        Beginning    End          During      of
        of Period    of Period    Period      Period
   1997* 10.00       10.19         1.90%       596,845
   * Period from 11/24/97 (commencement of operations) to 12/31/97 Accumulation Unit Values shown above are rounded to two decimal places. Percentage changes in Accumulation Unit Values were calculated using exact Accumulation Unit Values (six decimal places). The percentage changes shown are therefore more precise than the figures that would be obtained using the rounded Accumulation Unit values shown for the beginning and end of each period.
Certain contracts in this prospectus have been offered only as of December 7, 1988, and others only as of May 1, 1997. The financial information in the above table includes periods prior to December 7, 1988 because an earlier class of variable annuity contracts is also being funded through the Variable Account. Financial information reflects all classes of contracts. Because the three classes of contracts funded through the Variable Account have the same total asset-based charges, Accumulation Unit Values will be the same for all classes of contracts.
The financial statements of the Variable Account appear in the Statement of Additional Information.

11.TABLE OF CONTENTS
OF THE STATEMENT OF ADDITIONAL INFORMATION

Accumulation Units
Fixed Annuity Income Payments
Variable Annuity Income Payments
Hypothetical Illustrations of Annuity Income Payouts
General Information
Performance
Transfers Among Subaccounts After the Annuity Date
Unavailability of Annuity Income Options in Certain Circumstances
IRS Required Distributions
Safekeeping of Variable Account Assets
Distribution of the Contracts
State Regulation
Legal Matters
Registration Statement
Independent Accountants
Financial Statements

THIS PAGE INTENTIONALLY LEFT BLANK
INDIVIDUAL RETIREMENT ACCOUNT
DISCLOSURE STATEMENT
1. Internal Revenue Service Regulations require you be given this Disclosure Statement to make certain that you fully understand the nature of an Individual Retirement Account (IRA). For this reason, it is important that you read this statement carefully.
REVOCATION
2. You are allowed to revoke or cancel your IRA within ten (10) days of the later of (1) the date of the application for the IRA; or (2) the date you receive the IRA contract. A revocation treats an IRA as if it never existed, and entitles you to a full refund of your entire contribution. FILI will refund the greater of: (1) your Purchase Payment in full, neither crediting your account for earnings, nor charging it with any administrative expenses, or (2) your contract value at the time of revocation plus any amount deducted from your contribution prior to such time.
You may revoke your IRA by mailing or delivering a notice of revocation to:
  Fidelity Investments Life Insurance Company
  Annuity Service Center
  P.O. Box 1306
  Boston, MA 02104-9907
 Any question regarding this procedure may be directed to a Fidelity Insurance Specialist at 1-800-544-2442.
CONTRIBUTIONS
3. You may establish an IRA for the purpose of rolling over all or a portion of your distribution from a qualified plan, tax sheltered annuity or other IRA. If you retire, terminate your employment prior to retirement age, or become disabled, and you are entitled to a single sum distribution, all or a portion of the distribution may be transferred to a qualifying IRA tax-free if done within 60 days of receipt of the single sum distribution. The amount of your rollover IRA contribution will not be included in your taxable income for the year in which you receive the qualified plan distribution.
4. Subsequent contributions, other than additional rollover contributions from another qualified plan, tax sheltered annuity or IRA, will not be accepted.
5. No deduction is allowed for a rollover contribution which is not treated as income to the individual.
INVESTMENTS
6 The assets in your IRA are nonforfeitable, subject to the surrender charges specified in the IRA contract.
7. The assets in your IRA cannot be commingled with other property except in a common trust fund or common investment fund.
8. No part of the IRA may be invested in life insurance or endowment contracts.
DISTRIBUTIONS
9. Distributions from your IRA will be included in your gross income for federal income tax purposes for the year in which you receive them.
10. To the extent they are included in taxable income, distribution from your IRA made before age 59 1/2 will be subject to a 10% non-deductible penalty tax (in addition to being taxable as ordinary income) unless the distribution is rolled over to another qualified plan, tax sheltered annuity or IRA, or the distribution is made on account of your death or disability, or the distribution is one of a scheduled series of payments over your life or life expectancy or the joint life expectancies of yourself and the second person designated by you.
11. You must begin receiving distributions of the assets in your IRAs by April 1 of the calendar year following the calendar year in which you reach 70 1/2. Subsequent distributions must be made by December 31 of each year.
12. You may select one of the following methods of distribution for the assets of this IRA:
(a) Distribution over your life or your life and the life of a second person designated by you;
(b) Distribution over a period certain not to exceed your life expectancy or your life expectancy and that of a second person designated by you;
(c) Single sum payment; or
(d) Partial withdrawals that, together with withdrawals from your other IRAs, satisfy the minimum distribution requirements discussed below.
 (See Contract and Endorsement for a full description of these distribution methods.)
13. Once distributions are required to begin, they must not be less than the amount each year (determined by actuarial tables) which would exhaust the value of all your IRAs over the required distribution period, which is generally your life expectancy or the joint life and last survivor expectancy of you and your spouse. You will be subject to a 50% excise tax on the amount by which the distribution you actually received in any year falls short of the minimum distribution required for the year.
14. If you die after distribution of the IRA has commenced, the remaining balance must continue to be distributed under the same or a more rapid method of distribution.
15. If you die before distribution of the IRA commences, the entire balance must be distributed to the beneficiary within five (5) years unless:
(a) The beneficiary is your surviving spouse and the beneficiary either treats the IRA as his or her own IRA or elects within a five
(5) year period to receive payments over his or her own life expectancy commencing at any date prior to the date you would have reached age 70 1/2; or
(b) The beneficiary is not your surviving spouse and the beneficiary elects to have the IRA distributed over his or her life expectancy commencing within one (1) year of your death.
16. There is a 15% excise tax assessed against annual distribution from tax-favored retirement plans, including IRAs, which exceed the greater of (a) $150,000; and (b) $112,500 adjusted after 1988 to reflect cost-of-living increases. To determine whether you have distributions in excess of this limit you must aggregate the amounts of all distributions received by you during the calendar year from all retirement plans, including IRAs. Please consult with your tax advisor for more complete information including favorable elections.
17. You may rollover all or a portion of your IRA into another IRA or individual retirement annuity and maintain the tax-deferred status of these assets. Tax-free rollovers between IRAs may be made no more than once every twelve months.
OTHER TAX CONSIDERATIONS
18. Distributions are taxed as ordinary income under federal income tax laws.
19. The tax treatment of single sum distributions under Section 402(e) of the Code is not applicable to distributions from IRAs.
20. Reporting to the IRS will be required by you in the event that special taxes or penalties described herein are due. You must file Treasury Form 5329 with the IRS for each taxable year in which a premature distribution takes place or less than the required minimum amount is distributed from your IRA. The Tax Reform Act of 1986 also requires you to report the amount of all distributions you received from your IRA and the aggregate balance of all IRAs as of the end of the calendar year.
PROHIBITED TRANSACTIONS
21. If any of the events prohibited by Section 4975 of the Code (such as any sale, exchange or leasing of any property between you and your
IRA) occurs during the existence of your IRA, your account will be disqualified and the entire balance in your account will be treated as if distributed to you, as of the first day of the year in which the prohibited event occurs. This "distribution" would be subject to ordinary income tax and, if you were under age 59 1/2 at the time, to the 10% penalty tax on premature distributions.
22. If you or your beneficiary borrow any money under, or by use of, all or a portion of your IRA, then the portion pledged will be treated as if distributed to you, and will be taxable to you as ordinary income and subject to the 10% penalty during the year in which you make such a pledge.



FINANCIAL INFORMATION
23. The value of your investment will depend on how you allocate funds between the Fixed Account and the subaccounts of the Variable Account. The Company guarantees that the portion of your contract value that is held in the Fixed Account will accrue interest daily at specified interest rates that vary from time to time. With respect to funds allocated to the Variable Account, the value will depend upon the actual investment performance of the subaccounts that you choose; no minimum value is guaranteed. See your prospectus for a more detailed description.
24. As further described in the prospectus, the following are all the charges that the Company currently makes:
(a) ADMINISTRATIVE CHARGE
 The Company currently deducts an annual maintenance charge of $30 on each contract anniversary. This charge is currently waived if total payments, less any withdrawals, equal at least $25,000.
 The Company also deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.05%. This charge is not made against the Fixed Account.
(b) MORTALITY AND EXPENSE RISK CHARGE
 The Company deducts a daily charge from the assets of the subaccounts equivalent to an effective annual rate of 0.75%. This charge is not made against the Guaranteed Account.
(c) WITHDRAWAL CHARGE
 During the first five contract years the Company assesses a charge upon the surrender of the contract or the withdrawal of more than the Exempt Withdrawal Amount. This charge in the first year is 5% of the purchase payments withdrawn. The factor decreases by 1% per year so that no withdrawal charge is made after the fifth contract year.
(d) PORTFOLIO EXPENSES
 The portfolios associated with the Variable Account incur operating expenses and pay monthly management fees to Fidelity Management & Research Company. The level of expenses vary by portfolio. This charge is not made against the Fixed Account.

FIDELITY RETIREMENT RESERVES
STATEMENT OF ADDITIONAL INFORMATION
   APRIL 30, 1998
This Statement of Additional Information supplements the information found in the current Prospectus for the variable annuity contracts
("Contracts") of   fered by Fidelity Investments Life Insurance
Company through its Variable Annuity Account     I (the "Variable
Account"). You may obtain a copy of the Prospectus dated    April 30,
1998    , without charge by calling 800-544-2442.
THIS STATEMENT OF ADDITIONAL INFORMATION IS NOT A PROSPECTUS AND
SHOULD BE READ TOGETHER WITH THE PROSPECTUS FOR THE CONTRACT.
TABLE OF CONTENTS                                                  PAGE

Accumulation Units                                                 41

Fixed Annuity Income Payments                                      41

Variable Annuity Income Payments                                   41

Hypothetical Illustrations of Annuity Income Payouts               43

General Information                                                47

Performance                                                        47

Transfers Among Subaccounts After the Annuity Date                 54

Unavailability of Annuity Income Options in Certain Circumstances  54

IRS Required Distributions                                         54

Safekeeping of Variable Account Assets                             54

Distribution of the Contracts                                      54

State Regulation                                                   54

Legal Matters                                                      54

Registration Statement                                             54

Independent Accountants                                            54

Financial Statements                                               54


ACCUMULATION UNITS
We credit your payments allocated to the variable Subaccounts in the form of Accumulation Units. The number of Accumulation Units credited to each Subaccount is determined by dividing the net payment allocated to that Subaccount by the Accumulation Unit Value for that Subaccount for the Valuation Period during which the payment is received. In the case of the initial payment, we credit Accumulation Units as explained in the prospectus. Accumulation Units are adjusted for any transfers into or out of a Subaccount.
For each variable Subaccount the Accumulation Unit Value for the first Valuation Period of the Subaccount was set at $10.00. The Accumulation Unit Value for each subsequent Valuation Period is the Net Investment Factor for that period, multiplied by the Accumulation Unit Value for the immediately preceding Valuation Period. The Accumulation Unit Value may increase or decrease from one Valuation Period to the next. Each variable Subaccount has a Net Investment Factor (also referred to as the "Net Rate of Return"). The Net Investment Factor is an index that measures the investment performance of a Subaccount from one Valuation Period to the next. The Net Investment Factor for each Subaccount for a Valuation Period is determined by adding (a) and (b), subtracting (c) and then dividing the result by (a) where:
(a) Is the value of the assets at the end of the preceding Valuation
Period;
(b) Is the investment income and capital gains, realized or unrealized, credited during the current valuation period;
(c) Is the sum of:
(1) The capital losses, realized or unrealized, charged during the current valuation period plus any amount charged or set aside for taxes during the current Valuation Period; plus
(2) The deduction from the Subaccount during the current Valuation Period representing a daily charge equivalent to an effective annual rate of 1%, (0.80% effective November 1, 1997)
The Net Investment Factor may be greater than or less than one. If it is greater than one, the Accumulation Unit Value will increase; if less than one, the Accumulation Unit Value will decrease.
FIXED ANNUITY INCOME PAYMENTS
The amount of monthly annuity income payments for a selected fixed annuity income option or the fixed portion of a selected combination annuity income option is calculated by applying the proceeds payable to the income payment rates for the option selected. Annuity income payments will be the larger of:
(a) The income based on the rates shown in the contract's Annuity Tables for the option chosen; and
(b) The income calculated by applying the proceeds as a single premium to our single premium annuity rates in effect on the date of the first income payment for the same plan.
Annuity income payments under a fixed annuity or fixed portion of a combination annuity will not vary in dollar amount and will not be affected by the investment performance of the Variable Account. Amounts used to purchase a fixed annuity may not be later transferred to a variable annuity.
VARIABLE ANNUITY INCOME PAYMENTS
If a variable annuity is selected, annuity income payments will vary in amount in accordance with the investment performance of the elected Subaccounts of the Variable Account. If a combination annuity is selected, annuity income payments attributable to the variable portion of the annuity will likewise vary. On the Annuity Date, the amount of the first annuity income payment is calculated by applying the proceeds payable to the annuity table shown in the Contract (or any more favorable annuity rates we may offer on the Annuity Date) for the option chosen.
The dollar amount of the first annuity income payment attributable to each variable Subaccount is then divided by each Subaccount's then current Annuity Unit Value (Annuity Units are explained in the prospectus) to establish the total number of Annuity Units that will be the basis for determining later annuity income payments. Annuity income payments after the first will be equal to the sum of the number of Annuity Units determined in this manner for each Subaccount multiplied by the then current Annuity Unit Value for each Subaccount, which (as explained in the prospectus) depends upon the Net Investment Factor for the subaccount adjusted by a factor to neutralize the assumed rate of return used in the calculation of annuity income payments. The number of Annuity Units remains fixed for all annuity income payments, unless a transfer is made. The dollar amount of the annuity income payments may change from payment to payment. We guarantee that the dollar amount of each annuity income payment after the first will not be affected by variations in mortality experience from the mortality assumptions used to determine the first annuity income payment.
To illustrate the above description of how annuity income payments are determined, consider the following example. A male age 65 applies $50,000 to purchase a lifetime income for himself with payments to be made for at least 10 years (even if the Annuitant dies shortly after payments have begun). Annuity income payments are to be made on a monthly basis with the first annuity income payment to be made immediately. The variable pay-out option is chosen with the amount of each income payment dependent on the actual investment performance of the subaccounts that are selected. Using an Assumed Investment Rate of
3.5%, the initial monthly income amount is $   282.86    . The
investment selection is 50% in Portfolio A and 50% in Portfolio B.
At Annuitization                           Portfolio A  Portfolio B

(a)  Initial Monthly Annuity Income Payment   $ 141.43   $ 141.43

(b)  Annuity Unit Value                        1.23456    1.32465

(c)  Income in Units                           114.559    106.768

The monthly annuity income payment allocated to each Subaccount is translated into Annuity Units using the Annuity Unit Value at the time of annuitization. Since each Subaccount is likely to have a different Annuity Unit Value, the total number of Annuity Units is not informative - rather you need to look at:
               # Annuity  X  Annuity     =  Annuity
               Units         Unit Value     Income
                                            Payment

Portfolio A    114.559         1.23456         141.43

Portfolio B    106.768         1.32465         141.43

                                              $ 282.86

Assume that during the next month, the investment results for each subaccount are:
                                 Portfolio A  Portfolio B

(d)  Actual Net Investment Results    .4074%     .1652%

(e)  Assumed Investment Results       .2871%     .2871%

(f)  Relative Performance Factor      1.00120    .99878

Line (d) shows the net investment result after the charge for assuming mortality and expense risks and the administrative charge (1% on an annual basis) and the charge for investment advisory fees and fund expenses. Line (e) shows the investment results that were assumed in the calculation of the initial monthly annuity income payment, 3.5% on an annual basis. Line (f) represents how much $1 invested at the start of the month in each of the subaccounts would have grown relative to $1 earning 3.5%. (The formula for calculating the Relative Performance Factor is 1+ (d) divided by 1 + (e)).
Note that since line (f) is more than 1 for Portfolio A and less than 1 for Portfolio B, the Portfolio A subaccount has earned more than 3.5% on an annual basis while the Portfolio B subaccount has earned less than 3.5% on an annual basis.
The Annuity Unit Value grows with the actual investment performance relative to the assumption of 3.5%. If a Subaccount earns more than 3.5% on an annual basis, then the Annuity Unit Value will increase. Conversely, if less than 3.5% is earned, the Annuity Unit Value will decrease. The Annuity Unit Value at the time of the second monthly income payment is the Annuity Unit Value for the prior month (line b) multiplied by the Relative Performance Factor (line f).
                                   Portfolio A  Portfolio B

(b)  Annuity Unit Value (prior)       1.23456    1.32465

(f)  Relative Performance Factor      1.00120    .99878

(g)  Annuity Unit Value (current)     1.23604    1.32303

Except for exchanges between Subaccounts, the number of Annuity Units remains fixed throughout the lifetime of the Annuitant. The value of each annuity income payment, however, varies because the Annuity Unit Value is usually changing as a result of investment experience. The second monthly payment is calculated by multiplying the number of payment units by the current Annuity Unit Value.
                                  Portfolio A  Portfolio B

(c)  Monthly Income in Units         114.559    106.768

(g)  Annuity Unit Value (current)    1.23604    1.32303

(h)  Monthly Income (in dollars)    $ 141.60   $ 141.26

Note that the Annuity Unit Value and the Monthly Income for the Portfolio A portion of the payment has increased whereas the opposite is true for the Portfolio B portion. The second monthly annuity income
payment would be the sum for each Subaccount, or $   282.86    .
To illustrate the possible volatility of the annuity income payments, assume that during the following month, the investment results for each Subaccount are:
                                    Portfolio A  Portfolio B

(i)  Actual Net Investment Results   15.50%       -13.00%

(e)  Assumed Investment Results      .2871%       .2871%

(j)  Relative Performance Factor     1.15169      .86751

The Annuity Unit Value at the time of the third monthly annuity income payment is the Annuity Unit Value for the prior month (line g) multiplied by the Relative Performance Factor (line j):
                                   Portfolio A  Portfolio B

(g)  Annuity Unit Value (prior)     1.23604      1.32303

(j)  Relative Performance Factor    1.15169      .86751

(k)  Annuity Unit Value (current)   1.42353      1.14774

The third monthly annuity income amount is calculated by multiplying the number of payment units by the current Annuity Unit Value:
                                   Portfolio A  Portfolio B

(c)  Income in Units                114.559      106.768

(k)  Annuity Unit Value (current)   1.42353      1.14774

(h)  Monthly Income (in dollars)   $ 163.08     $ 122.54

Note that the Annuity Unit Value and the Monthly Income for Portfolio A portion of the income amount have again increased but to a much greater extent than before whereas the opposite is true for the Portfolio B portion. The third monthly annuity income payment would be
the sum for each subaccount, or $2   85.62    .
An illustration of annuity income payments under various rates appears in the tables on pages 6 and 7. The monthly equivalents of the annual net returns of -1.75%, 3.50%, 4.14%, 6.11%, 8.07% and 10.04% shown in
the tables are - 0.1   5    %, 0.29%, 0.3   4    %, 0.50%,
0.6   5    % and 0.8   0    %.
HYPOTHETICAL ILLUSTRATIONS OF ANNUITY INCOME PAYOUTS
The following tables have been prepared to show how variable annuity income payments under the Contract change with investment performance over an extended period of time. The tables illustrate how monthly annuity income payments would vary over time if the return on the assets in the selected portfolios were a uniform gross annual rate of
0%, 5.   35    %, 6%, 8%, 10% and 12%. The values would be different
from those shown if the returns averaged 0%, 5.   35    %, 6%, 8%, 10%
or 12% but fluctuated over and under those averages throughout the years.
The tables reflect the fact that the Net Investment Return on the assets held in the Subaccounts is lower than the gross return of the selected portfolios. The tables reflect the daily charge to the Subaccounts for assuming mortality and expense risks, which is equivalent to an effective annual charge of 0.75% and the daily administrative charge which is equivalent to an effective annual charge of 0.05%. The amounts shown in the tables also take into account the portfolios' management fees and operating expenses which are assumed to be at an annual rate of 0.96% of the average daily net
assets of the selected portfolios.    This 0.96% figure consists of
assumed management fees of 0.60% and assumed operating expenses of 0.36%, figures based on the average of current management fees and operating expenses. Actual fees and expenses of the portfolios associated with your Contract may be more or less than 0.96%, will vary from year to year, and will depend on how you allocate your
investment     base. See the current prospectuses for the Funds for
more complete information. The monthly annuity income payments illustrated are on a pre-tax basis. The Federal income tax treatment of annuity income payments is generally described in the section of your current prospectus entitled "Tax Considerations."
The tables show both the gross rate and the net rate. The difference between gross and net rates represent the 0.80% risk and administrative charges and the assumed 0.96% for investment management and operating expenses. Since these charges are deducted daily from assets, the difference between the gross and net rate is not exactly
   1.76%.
Two tables follow. The first table assumes 100% of the Contract Value is allocated to a variable annuity income option; the second table assumes 50% of the Contract Value is placed under a fixed annuity income option, using the fixed crediting rate Fidelity Investments Life offered on the fixed annuity income option at the date of the illustration. Both illustrations assume that the final value of the accumulation account is $50,000 and is applied at age 65 to purchase a life annuity for a guaranteed period of 10 years certain and life thereafter. When part of the Contract Value has been allocated to the fixed annuity income option, the guaranteed minimum annuity income payment resulting from this allocation is also shown. The illustrated variable annuity income payments are determined through the use of standard mortality tables and the assumption that the net investment return will be 3.5% per year. Thus, actual performance greater than a net return of 3.5% will result in increasing annuity income payments and performance less than 3.5% per year will result in decreasing annuity income payments. We may offer alternative Assumed Investment Returns from which you may select. Fixed annuity income payments remain constant. Initial monthly annuity income payments under a fixed annuity income payout are generally higher than initial payments under a variable income payout option.
   These tables show the monthly income payments for several hypothetical constant rates of return. Of course, actual investment performance will not be constant and may be volatile. Actual monthly income amounts would differ from those shown if the actual rate of return averaged the rate shown over a period of years, but also fluctuated above or below those averages for individual contract years. Upon request and when you are considering an annuity income option, we will furnish a comparable illustration based on your individual circumstances.
ANNUITY PAY-OUT ILLUSTRATION
(100% VARIABLE PAYOUT)
ANNUITANT: John Doe          GROSS AMOUNT OF CONTRACT
                             VALUE APPLIED:           $50,000
DATE OF BIRTH: 3/1/3   3     STATE PREMIUM TAX:       0%
SEX: Male                    DATE OF ILLUSTRATION:    3/1/98
ANNUITY OPTION SELECTED: Lifetime Income with annuity income payments guaranteed for 10 years(1)
FREQUENCY OF ANNUITY
INCOME PAYMENTS:         Monthly payments with first payment the first
                         of the month after annuitization
   FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED: $311.85. ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 100% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT
NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50% MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, NO MINIMUM DOLLAR AMOUNT IS GUARANTEED

                     AMOUNT OF FIRST MONTHLY ANNUITY INCOME
                     PAYMENT IN YEAR SHOWN ASSUMING A CONSTANT
                     ANNUAL INVESTMENT RETURN OF:
                     Gross:  0%        5.35%       6%          8%          10%         12%


PAYMENT CALENDAR AGE Net(2): -1.75%    3.50%       4.14%       6.11%       8.07%       10.04%
YEAR    YEAR

1      1998      65          283         283         283         283         283         283

2      1999      66       2   69         283      28   5      29   0      29   5      30   1

3      2000      67       2   55         283      28   6         297      3   08      32   0

4      2001      68       24   2         283      2   88      30   5      3   22      34   0

5      2002      69       23   0         283      2   90      3   12      3   36      36   1

10     2007      74       1   77         283         299      3   54      4   17         491

15     2012      79       1   36         283         308         401      5   18      6   67

20     2017      84       1   05         283      3   18      4   54      6   43      9   06


IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.
ANNUITY PAY-OUT ILLUSTRATION
(50% VARIABLE - 50% FIXED PAYOUT)
ANNUITANT: John Doe          GROSS AMOUNT OF CONTRACT
                             VALUE APPLIED:           $50,000
DATE OF BIRTH: 3/1/3   3     STATE PREMIUM TAX:       0%
SEX: Male                    DATE OF ILLUSTRATION:    3/1/9   8
ANNUITY OPTION SELECTED: Lifetime Income with annuity income payment guaranteed for 10 years(1)
FREQUENCY OF ANNUITY     Monthly payments with first payment the
                         first of
INCOME PAYMENTS:         the month after annuitization
FIXED MONTHLY ANNUITY INCOME PAYMENT AVAILABLE ON THE DATE OF THE ILLUSTRATION IF 100% FIXED ANNUITY OPTION SELECTED:
$3   11    .   85    .
ILLUSTRATIVE AMOUNTS BELOW ASSUME THAT 50% OF THE CONTRACT VALUE IS ALLOCATED TO THE VARIABLE PAYOUT AND 50% TO THE FIXED PAYOUT
NET RETURN AT WHICH MONTHLY VARIABLE PAYMENTS REMAIN CONSTANT: 3.50% MONTHLY INCOME PAYMENTS WILL VARY WITH INVESTMENT PERFORMANCE, BUT
WILL NEVER BE LESS THAN $1   55.93    . THE MONTHLY GUARANTEED PAYMENT
OF $31   1.85     IS BEING PROVIDED BY THE $25,000 APPLIED UNDER THE
FIXED ANNUITY OPTION.

AMOUNT OF FIRST MONTHLY ANNUITY INCOME PAYMENT IN YEAR SHOWN ASSUMING
A CONSTANT ANNUAL INVESTMENT RETURN OF:
     Gross:  0%  5.35%  6%  8%  10%  12%


PAYMENT  CALENDAR  AGE  Net(2):  -1.75%  3.50%  4.14%  6.11%  8.07%  10.04%
YEAR     YEAR


1         1998     65             297    297      297  297      297  297

2         1999     66             290    297      298  301      304  306

3         2000     67             283    297      299  305      310  316

4         2001     68             277    297      300  308      317  326

5         2002     69             271    297      301  312      324  337

10        2007     74             244    297      305  333      365  401

15        2012     79             224    297      310  356      415  489

20        2017     84             209    297      315  383      477  609

IT IS EMPHASIZED THAT THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS MADE BY AN OWNER AND THE VARIOUS RATES OF RETURN OF THE PORTFOLIOS SELECTED. THE AMOUNT OF THE INCOME PAYMENT WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL GROSS RATES OF RETURN AVERAGED THE RATES SHOWN ABOVE OVER A PERIOD OF YEARS, BUT ALSO FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. SINCE IT IS HIGHLY LIKELY THAT INVESTMENT RETURNS WILL FLUCTUATE FROM MONTH TO MONTH, MONTHLY INCOME (TO THE EXTENT THAT IS BASED ON THE VARIABLE ACCOUNT) WILL ALSO FLUCTUATE. NO REPRESENTATION CAN BE MADE BY FIDELITY INVESTMENTS LIFE OR THE FUNDS THAT THESE HYPOTHETICAL RATES OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.
(1) Monthly annuity income payments cease upon the death of the Annuitant if the Annuitant dies after the 10 year Guarantee Period. If the Annuitant dies during the Guarantee period, annuity income payments will continue until the end of the Period. The cumulative amount of annuity income payments received under the annuity depends on how long the Annuitant lives after the Guarantee Period. An annuity pools the mortality experience of annuitants. Annuitants who die earlier, in effect, subsidize the payments for those who live longer.
(2) The illustrated net return reflects the deduction of average fund expenses and the 0.80% risk/administrative charge from the gross return.
GENERAL INFORMATION
We may advertise quotes of Contract Owners discussing Fidelity Retirement Reserves or services provided by Fidelity Investments Life. We may also advertise examples of the effects of periodic investment plans, including the principle of dollar cost averaging. In such a plan, a policyowner invests a fixed dollar amount in a Subaccount thereby purchasing fewer units when prices are high and more units when prices are low. While such a strategy does not assume a profit nor guard against a loss in a declining market, the Contract Owner's average cost per unit can be lower than if fixed numbers of units had been purchased at those intervals. In evaluating such a plan, Contract Owners should consider their ability to continue purchasing units through periods of low price levels. In addition, we may from time to time use statistics in advertising to support the growth of annuity sales. Information to support these statistics may be obtained from the Life Insurance Marketing Research Association, A.M. Best, American Council of Life Insurance or the Variable Annuity Research and Data Service.
From time to time, we may reprint and use as advertising and sales literature, articles or quotes from financial or business publications and periodicals. In addition, we may reference or discuss the products and services of other affiliated companies, which may include:
Fidelity funds; retirement investing; brokerage products and services;
saving for college;    and     charitable giving   .
We may also provide information to help individuals understand their investment goals and explore various financial strategies. In communicating these strategies, we may:
(solid bullet) compare the differences between tax deferred and taxable investments;
(solid bullet) discuss factors to consider when purchasing the contract;
(solid bullet) discuss the effects of probate when transferring the contract to heirs;
(solid bullet) discuss traditional sources of retirement income and products which may be used to supplement that income;
(solid bullet) discuss effects of inflation on fixed-income sources and how the variable investment options may be used as a potential hedge against inflation during the deferral and income periods;
(solid bullet) illustrate and compare the effects additional payments have on a contract;
(solid bullet) discuss strategies of reducing risk through diversification of purchase payments and providing hypothetical investment mixes;
(solid bullet) discuss past returns of different classes of investments based on data supplied through various sources such as Ibbotson Associates of Chicago, Illinois; and
(solid bullet) assist policyholders with inquiries regarding their annuity.
This information may be obtained from various sources such as The U.S. Department of the Treasury, U.S. Department of Labor, Statistical Abstract of the U.S. and Individual Annuitant Mortality Table. We may present this information through various methods such as charts, graphs, illustrations, and tables.
You may purchase the contract with proceeds from various sources such as transactions qualifying for a tax-free exchange under Section 1035 of the Internal Revenue Code.
PERFORMANCE
Performance information for any Subaccount may be compared, in reports and advertising to: (1) the Standard & Poor's 500 Composite Stock Price Index ("S & P 500"), Dow Jones Industrial Average ("DJIA"), Donoghue's Money Market Institutional Averages; (2) other variable annuity separate accounts or other investment products tracked by Lipper Analytical Services, Morningstar, or the Variable Annuity Research and Data Service, widely used independent research firms which rank mutual funds and other investment companies by overall performance, investment objectives, and assets; and (3) the Consumer Price Index (measure for inflation) to assess the real rate of return from an investment in a contract. Unmanaged indices may assume the reinvestment of dividends but generally do not reflect deductions for annuity charges and investment management costs.
Total returns, yields and other performance information may be quoted numerically or in a table, graph, or similar illustration. Reports and advertising may also contain other information including (i) the ranking of any subaccount derived from rankings of variable annuity separate accounts or other investment products tracked by Lipper Analytical Series or by rating services, companies, publications or other persons who rank separate accounts or other investment products on overall performance or other criteria, and (ii) the effect of tax deferred compounding on a subaccount's investment returns, or returns in general, which may be illustrated by graphs, charts, or otherwise, and which may include a comparison, at various points in time, of the return from an investment in a Contract (or returns in general) on a tax-deferred basis (assuming one or more tax rates) with the return on a taxable basis.
The following tables below provide performance results for each Subaccount through 12/31/97. The performance information is based on the historical investment experience of the Subaccounts and of the Portfolios. It does not indicate or represent future performance. Total Return
Total returns quoted in advertising reflect all aspects of a Subaccount's return, including the automatic reinvestment by the separate account of all distributions and any change in the Subaccount's value over the period. Average annual returns are calculated by determining the growth or decline in value of a hypothetical historical investment in the Subaccount over a stated period, and then calculating the annually compounded percentage rate that would have produced the same result if the rate of growth or decline in value had been constant over the period. For example, a cumulative return of 100% over ten years would produce an average annual return of 7.18%, which is the steady rate that would equal 100% growth on a compounded basis in ten years. While average annual returns are a convenient means of comparing investment alternatives, investors should realize that the subaccount's performance is not constant over time, but changes from year to year, and that average annual returns represent averaged figures as opposed to the actual year-to-year performance of a subaccount.
Table 1 shows the average annual total return on a hypothetical investment in the Subaccounts for the last year, from the date that the Portfolios began operations, and, for Portfolios in existence for five years or more, for five years, assuming that the Contract was
surrendered December 31,    1997    . For any Portfolio in existence
ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The average annual total returns shown in Table 1 are computed by finding the average annual compounded rates of return over the periods shown that would equate the initial amount invested to the withdrawal value, in accordance with the following formula: P(1 +T)n = ERV where P is a hypothetical investment payment of $1,000, T is the average annual total return, n is the number of
years, and ERV is the withdrawal value at the end of the    periods
shown. The returns reflect the risk and administrative charge of 0.80%
(1% on an annual basis prior to November 1, 1997)     and the
maintenance charge. Since the Contract is intended as a long-term product, the table also shows the average annual total return assuming that no money was withdrawn from the Contract. The average annual total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The average annual total return would be larger for these Contracts because there is currently no maintenance charge on these larger Contracts. The first column shows the average annual total return if you surrender the contract at the end of the period, the second column shows the average annual total return if you do not surrender the Contract and the third column shows the average annual total return if you do not surrender the Contract and no maintenance charge is applied to the Contract.
Table 1: Average Annual Total Return for Period Ending on 12/31/97
(a) One Year Average Annual Total Return For Contracts Issued on
December 31,    1996
Fidelity               Return       Return          Return
                       If Contract  If Contract     If Contract
                       Surrendered  Continued and   Continued and
                                    Maintenance     Maintenance
                                    Charge Applied  Charge Not
                                                    Applicable

Asset Manager             14.47%            19.47%    19.49%

Money Market              (0.28)%            4.44%     4.46%

Investment Grade Bond     3.09%              7.99%     8.01%

Equity-Income             21.85%            26.85%    26.87%

Growth                    17.27%            22.27%    22.29%

High Income               11.51%            16.51%    16.53%

Overseas                  5.46%             10.46%    10.48%

Index 500                 26.40%            31.40%    31.42%

Asset Manager: Growth     18.84%            23.84%    23.86%

Contrafund                17.92%            22.92%    22.94%

Growth opportunities      23.68%            28.68%    28.70%

Balanced                  15.98%            20.98%    21.00%

Growth & Income           23.82%            28.82%    28.84%

Strong

Discovery Fund II         5.01%             10.01%    10.03%

Opportunity Fund II       19.21%            24.21%    24.23%

Growth Fund II            23.50%            28.50%    28.52%

Warburg Pincus

International Equity      (7.56)%          (3.22)%   (3.20)%

Small Company Growth      9.61%             14.61%    14.63%

Post-Venture Capital      7.23%             12.23%    12.25%

Morgan Stanley

Emerging Markets Equity   (4.67)%          (0.18)%   (0.16)%

   (b) Average Annual Total Return If Contract Issued at Commencement of Portfolio

Subaccount              Portfolio's      Return         Return                  Return
                        Start Date       If Contract    If Contract             If Contract
                                         Surrendered    Continued and           Continued and
                                                        Maintenance             Maintenance
                                                        Charge                  Charge Not
                                                        Applied                 Applicable

Fidelity

Money Market            4/1/82            5.73%          5.73%                   5.83%

High Income             9/19/85           11.25%         11.25%                  11.33%

Equity-Income           10/9/86           13.45%         13.45%                  13.52%

Growth                  10/9/86           14.34%         14.34%                  14.41%

Asset Manager           9/6/89            11.57%         11.57%                  11.61%

Investment Grade        12/5/88           7.   1    7%   7.   1    7%            7.21%
Bond

Overseas                1/28/87           7.07%          7.07%                   7.14%

Index 500               8/27/92           18.65%         18.65%                  18.68%

Asset Manager:          1/3/95            20.83%         21.51%                  21.53%
Growth

Contrafund              1/3/95            26.26%         26.89%                  26.91%

Growth                  1/3/95            24.90%         25.54%                  25.57%
Opportunities

Balanced                1/3/95            13.35%         14.12%                  14.14%

Growth & Income         12/30/96          23.46%         27.45%                  27.47%

Strong

Discovery Fund II       5/8/92            10.93%         10.93%                  10.95%

Growth Fund II          12/31/96          24.50%         28.50%                  28.52%

Opportunity Fund II     5/8/92            18.83%         18.83%                  18.86%

Warburg Pincus

International l Equity  6/30/95           3.67%          4.79%                   4.81%

Post-Venture Capital    9/30/96           4.20%          7.32%                   7.34%

Small Company           6/30/95           19.93%         20.84%                  20.86%
Growth

PBHG

Select 20               9/2   6    /97   N/A            N/A                     N/A

Growth II               5/1/97           N/A            N/A                     N/A

Large Cap Value         10/2   9    /97  N/A            N/A                     N/A

Small Cap Value         10/2   9    /97  N/A            N/A                     N/A

Technology &            5/1/97           N/A            N/A                     N/A
Communications

Morgan Stanley

Emerging Markets        6/16/97          N/A            N/A                     N/A
Debt

Emerging Markets        10/1//96          (4.80)%           (    1.97   )    %      (    1.95   )    %
Equity

Global Equity           1/2/97           N/A            N/A                     N/A

International           1/2/97           N/A            N/A                     N/A
Magnum


   (c) Five Year Average Annual Total Return If Contract Issued on December 31, 1992
                       If Contract  Return          Return
                       Surrendered  If Contract     If Contract
                                    Continued and   Continued and
                                    Maintenance     Maintenance
                                    Charge Applied  Charge Not
                                                    Applicable

Fidelity

Asset Manager           11.67%       11.79%          11.82%

Money Market            3.60%        3.77%           3.80%

Investment Grade Bond   5.86%        6.02%           6.05%

Equity-Income           18.82%       18.91%          18.94%

Growth                  16.70%       16.80%          16.82%

High Income             12.65%       12.77%          12.80%

Overseas                12.82%       12.93%          12.96%

Index 500               18.59%       18.68%          18.71%

Strong

Discovery Fund II       10.56%       10.68%          10.71%

Opportunity Fund II     18.00%       18.09%          18.12%

   (d) Ten Year Average Annual Total For Contracts Issued on December
31, 1987
               If Contract  Return          Return
               Surrendered  If Contract     If Contract
                            Continued and   Continued and
                            Maintenance     Maintenance
                            Charge Applied  Charge Not
                                            Applicable

Money Market    4.75%        4.75%           4.80%

High Income     11.62%       11.62%          11.68%

Equity-Income   15.49%       15.49%          15.55%

Growth          15.95%       15.95%          16.00%

Overseas        8.46%        8.46%           8.52%

In addition to average annual returns, the Subaccounts may quote unaveraged or cumulative total returns reflecting the simple change in value of an investment over a stated period. Table 2 shows the cumulative total return on a hypothetical investment in the Subaccounts for from the date the Portfolios began operations, and assuming that the Contract was surrendered December 31, 1997.
    For any Portfolio in existence five years or more, five year figures are also shown. For any Portfolio in existence ten years or more, figures are shown for a ten year period rather than for the life of the Portfolio. The returns reflect the risk and administrative
charge    0.80%    on an annual basis (1% prior to November 1, 1997)
and the maintenance charge. Since the Contract is intended as a long-term product, the table also shows the cumulative total return assuming that no money was withdrawn from the Contract. The cumulative total return is also shown for Contracts with at least $25,000 of premium and assuming no money is withdrawn from the Contract. The cumulative total return for these Contracts would be larger because there is currently no maintenance charge on these larger Contracts. The first column shows the cumulative total return if you surrender the Contract at the end of the period, the second column shows the cumulative total return if you do not surrender the Contract and the third column shows the cumulative total return if you do not surrender the Contract and no maintenance charge is applied to the Contract. Table 2: Cumulative Total Return For Periods Beginning at Commencement
of Port   folios and Ending on 12/31/97

Subaccount             Portfolio's  Return       Return          Return
                       Start Date   If Contract  If Contract     If Contract
                                    Surrendered  Continued and   Continued and
                                                 Maintenance     Maintenance
                                                 Charge Applied  Charge Not
                                                                 Applicable

Fidelity

Asset Manager          9/6/89        148.80%      148.80%         149.52%

Investment Grade       12/5/88       87.50%       87.50%          88.20%
Bond

High Income            9/19/85       270.88%      270.88%         274.02%

Overseas               1/28/87       111.05%      111.05%         112.47%

Index 500              8/27/92       149.57%      149.57%         149.88%

Growth Opportunities   1/3/95        94.62%       97.62%          97.73%

Balanced               1/3/95        45.52%       48.52%          48.61%

Equity Income          10/9/86       312.82%      312.82%         315.66%

Growth                 10/9/86       350.74%      350.74%         353.79%

Contrafund             1/3/95        101.02%      104.02%         104.13%

Asset Manager: Growth  1/3/95        76.21%       79.21%          79.31%

Growth & Income        12/30/9       23.53%       27.53%          27.55%


Morgan Stanley

Emerging Markets      6/16/97           (5.12)%          (0.12)%   (0.10%)
Debt

Emerging Markets      10/1/96           (6.46)%          (2.46)%   (2.43)%
Equity

Global Equity         1/2/97            19.25%           24.25%    24.27%

International Magnum  1/2/97            2.45%            7.45%     7.47%

PBHG

Growth II             5/1/97            1.80%            6.80%     6.81%

Large Cap Value       10/2   9    /97   (0.93)%          4.07%     4.07%

Small Cap Value       10/2   9    /97   (0.43)%          4.57%     4.57%

Technology &          5/1/97            (1.59   )    %   3.41%     3.42%
Communications

Select 20             9/2   6    /97    (4.95)%          0.05%     0.06%

Strong

Discovery Fund II     5/8/92            79.69%           79.69%    79.95%

Growth Fund II        12/31/96          24.50%           28.50%    28.52%

Opportunity Fund II   5/8/92            165.15%          165.15%   165.50%

Warburg Pincus

International Equity  6/30/95           9.45%            12.45%    12.51%

Post-Venture Capital  9/30/96           5.25%            9.25%     9.28%

Small Company         6/30/95           57.71%           60.71%    60.79%
Growth

(c) Cumulative Total Return For Five Year Period From 12/31/92 Through
   12/31/97

Subaccount             Return                  Return                  Return
                       If Contract             If Contract             If Contract
                       Surrendered             Continued and           Continued and
                                               Maintenance             Maintenance
                                               Charge Applied          Charge Not
                                                                       Applicable

Asset Manager           73.68%                  74.68%                  74.88%

Money Market            19.36%                  20.36%                  20.51%

Investment Grade Bond   32.97%                  33.97%                  34.14%

Equity-Income           1   3    6.   86    %   1   3    7.   86    %   1   38    .   13    %

Growth                  1   16    .   44    %   1   1    7.   44    %   1   17.68    %

High Income             81.44%                  82.44%                  82.65%

Overseas                82.75%                  83.75%                  83.96%

Index 500               134.60%                 135.60%                 135.86%


Strong

Discovery Fund II     6   5    .1   6    %      66.16%                   66.35%

Opportunity Fund II   128.76%                   129.76%                  130.02%

(d) Cumulative Total Return For Ten Year Period From 12/31/87 Through
12/31/97
               Return       Return          Return
               If Contract  If Contract     If Contract
               Surrendered  Continued and   Continued and
                            Maintenance     Maintenance
                            Charge Applied  Charge Not
                                            Applicable

Money Market    59.11%       59.11%          59.95%

High Income     200.47%      200.47%         202.01%

Equity-Income   322.73%      322.73%         324.79%

Growth          339.74%      339.74%         341.86%

Overseas        125.50%      125.50%         126.66%

Yields
Some Subaccounts may also advertise yields. Yields quoted in advertising reflect the change in value of a hypothetical investment in the Subaccount over a stated period of time, not taking into account capital gains or losses. Yields are annualized and stated as a percentage. Yields do not reflect the impact of any contingent deferred sales load. Yields quoted in advertising may be based on historical seven day periods.
Current yield for Money Market Subaccount reflects the income generated by a Subaccount over a 7 day period. Current yield is calculated by determining the net change, exclusive of capital changes, in the value of a hypothetical account having one Accumulation Unit at the beginning of the period adjusting for the maintenance charge, and dividing the difference by the value of the account at the beginning of the base period to obtain the base period return, and multiplying the base period return by (365/7). The resulting yield figure is carried to the nearest hundredth of a percent. Effective yield for the Money Market Subaccount is calculated in a similar manner to current yield except that investment income is assumed to be reinvested throughout the year at the 7 day rate. Effective yield is obtained by taking the base period returns as computed above, and then compounding the base period return by adding 1, raising the sum to a power equal to (365/7) and subtracting one from the result, according the formula Effective Yield = [(Base Period Return + 1) 365/7] - 1. Since the reinvestment of income is assumed in the calculation of effective yield, it will generally be higher than
current yield. For the 7 day period ending on    12/31/97, the Money
Market Subaccount had a current yield of 4.71% and an effective yield of 4.82%. For Contracts on which there is currently no maintenance charge, the current yield would be 4.73% and the effective yield would be 4.84%.
A 30 day yield for bond subaccounts reflects the income generated by a Subaccount over a 30 day period. Yield will be computed by dividing the net investment income per Accumulation Unit earned during the period by the maximum offering price per Accumulation Unit on the last day of the period, according to the following formula: Yield = 2[(a-b/cd + 1)6 - 1] where a= net investment income earned by the applicable portfolio, b = expenses for the period including expenses charged to the contract owner accounts, c = the average daily number of Accumulation Units outstanding during the period, and d = the maximum offering price per Accumulation Unit on the last day of the
period. The 30 day yield for the period ending on 1   2/31/9    7 was
4.95% for the Investment Grade Bond Subaccount, 7.55% for the High
Income Subaccount and    9.1    5% for the Emerging Markets Debt
Subaccount. For Contracts on which there is no maintenance charge, the 30 day yield would be 4.97% for the Investment Grade Bond Subaccount,
   7.57 % for the High Income Subaccount and 9.17% for the Emerging Markets Debt Subaccount.
TRANSFERS AMONG SUBACCOUNTS AFTER THE ANNUITY DATE
After the Annuity Date, you may instruct us to reallocate the value of some or all of the Annuity Units of a variable Subaccount then credited to your Contract into an equal value of Annuity Units of one or more other Subaccounts. The transfer shall be based on the relative value of the Subaccount Annuity Units at the end of the Valuation Period in which the request is received and will affect income payments determined after that Valuation Period. To make such a transfer, you must contact the Annuity Service Center. The value of the Annuity Units exchanged must provide at least a $50 annuity income payment at the time of the exchange, unless all of the Annuity Units of a Subaccount are being exchanged.
UNAVAILABILITY OF ANNUITY INCOME OPTIONS IN CERTAIN CIRCUMSTANCES
We do not offer annuity income options to any corporate beneficiary, partnership or trustee; any assignee, unless that assignee is a beneficiary; or the executors or administrators of the Annuitant's estate.
IRS REQUIRED DISTRIBUTIONS
If the Owner of the Contract dies (or either Joint Owner if the Contract is owned jointly) before the entire interest in the Contract is distributed, the value of the Contract must be distributed to the designated beneficiary as described in this section so that the Contract qualifies as an annuity under the Internal Revenue Code.
If the death occurs on or after the Annuity Date, the remaining portion of the interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of death. If the death occurs before the Annuity Date, the entire interest in the Contract must be distributed within five years after the date of death, unless the following conditions are met.
   The Beneficiaries or second Owners' entire interest is payable over the Beneficiary's or second Owners lifetime (or a period not extending beyond the life expectancy of the Beneficiary or second Owner) by electing annuitization within 60 days of the date of death with distributions beginning within one year of the date of death, or the Beneficiary is the Surviving Spouse of the deceased Owner, in which case the Spouse may elect to continue the Contract as the Owner.
However, for Qualified Contracts where the owner's sp    ouse is the
beneficiary, annuity income payments need not begin within one year after the Owner's death, rather they need only begin on or before April 1 of the calendar year following the calendar year in which the Owner would have attained age 70 1/2. The Owner's designated beneficiary is the person to whom proceeds of the Contract pass by reason of the death of the Owner.
If the Contract Owner is a trust or other "non-natural person," and the Annuitant dies before the Annuity Date, the required distribution upon death rules will apply.
SAFEKEEPING OF VARIABLE ACCOUNT ASSETS
The assets of the Variable Account are held by Fidelity Investments Life. The assets of the Variable Account are held apart from our general account assets and any other separate accounts we may establish. We maintain records of all purchases and redemptions of the shares of the Funds held by the variable Subaccounts. We maintain fidelity bond coverage for the acts of our officers and employees. DISTRIBUTION OF THE CONTRACTS
As explained in the Prospectus, the Contracts are distributed through Fidelity Brokerage Services, Inc. and Fidelity Insurance Agency, Inc., which are affiliated with FMR Corp. and Fidelity Investments Life. The offering of the contracts is continuous, and we do not anticipate discontinuing offering the Contracts. However, we reserve the right to discontinue offering the contracts.
STATE REGULATION
Fidelity Investments Life is subject to regulation by the Department of Insurance of the State of Utah, which periodically examines our financial condition and operations. We are also subject to the insurance laws and regulations of all jurisdictions where we do business. The Contract described in the Prospectus and Statement of
Additional Information h   as be    en filed with and, where required,
approved by, insurance officials in those jurisdictions where it is sold.
We are required to submit annual statements of our operations, including financial statements, to the insurance departments of the various jurisdictions where we do business to determine solvency and compliance with applicable insurance laws and regulations.
LEGAL MATTERS
The legal validity of the Contracts described in the Prospectus and Statement of Additional Information has been passed on by David J.
Pearlman, Senior Legal Counsel    of FILI. Jorden Burt Boros Cicchetti
Berenson & Johnson LLP of Washington, D.C. has passed on matters
relating to Federal sec    urities laws.
REGISTRATION STATEMENT
We have filed a Registration Statement under the Securities Act of 1933 with the SEC relating to the Contracts. The Prospectus and Statement of Additional Information do not include all the information in the Registration Statement. We have omitted certain portions pursuant to SEC rules. You may obtain the omitted information from the SEC's main office in Washington, D.C. by paying the SEC's prescribed fees.
INDEPENDENT ACCOUNTANTS
The consolidated statements of financial condition of Fidelity
Investments Life Insurance Company as of December 31, 199   7     and
1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended
December 31, 199   7,      and the statement of assets and liabilities
of the Fidelity Investments Variable Annuity Account I as of December
31, 199   7    , and the related statements of operations and changes
in net assets        included in this registration statement have been
included herein in reliance on the reports of Coopers & Lybrand L.L.P., independent accountants, on the authority of that firm as experts in accounting and auditing.
FINANCIAL STATEMENTS
The financial statements of Fidelity Investments Life included herein should be distinguished from the financial statements of the Variable Account and should be considered only as bearing upon our ability to meet our obligations under the Contracts.

FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
___________________________________
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 1997, 1996 and 1995
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
CONSOLIDATED FINANCIAL STATEMENTS
for the years ended December 31, 1997, 1996 and 1995
Report of Independent Accountants 1
Consolidated Statements of Financial Condition 2
Consolidated Statements of Income 3
Consolidated Statements of Stockholder's Equity 4
Consolidated Statements of Cash Flows 5
Notes to the Consolidated Financial Statements 6-14

Report of Independent Accountants
To the Board of Directors and Stockholder of Fidelity Investments Life Insurance Company:
We have audited the accompanying consolidated statements of financial condition of Fidelity Investments Life Insurance Company (a wholly-owned subsidiary of FMR Corp.) as of December 31, 1997 and 1996, and the related consolidated statements of income, stockholder's equity, and cash flows for each of the three years in the period ended December 31, 1997. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the consolidated financial condition of Fidelity Investments Life Insurance Company as of December 31, 1997 and 1996, and the consolidated results of its operations and its cash flows for each of the three years in the period ended December 31, 1997, in conformity with generally accepted accounting principles. Boston, Massachusetts
January 28, 1998
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF FINANCIAL CONDITION
(in thousands, except share data)
December 31, 1997 and 1996

ASSETS                                                    1997               1996



Debt securities available-for-sale                       $ 199,525          $ 167,974

Common stocks                                             3,817              3,576

Policy loans                                              168                128

  Total investments                                       203,510            171,678



Cash and cash equivalents                                 4,770              2,886

Accrued investment income                                 3,527              2,729

Deferred policy acquisition costs                         18,091             16,866

Goodwill, net of accumulated amortization of              3,401              3,515
 $1,385 in 1997 and $1,271 in 1996

Other assets                                              1,725              1,040

Deferred taxes                                            17,288             13,110

Separate account assets                                   8,317,683          6,165,793

  Total assets                                           $ 8,569,995        $ 6,377,617





LIABILITIES



Future contract and policy benefits                      $ 63,440           $ 66,269

Payable to affiliates                                     4,309              1,685

Other liabilities and accrued expenses                    4,764              3,117

Separate account liabilities                              8,316,204          6,164,194

  Total liabilities                                       8,388,717          6,235,265



Commitments and contingencies (Note 8)



STOCKHOLDER'S EQUITY



Common stock, par value $10 per share -                   3,000              3,000
 1,000,000 shares authorized; 300,000 shares
 issued and outstanding

Additional paid-in capital                                68,048             68,048

Unrealized gain on securities available-for-sale,         2,144              717
 net of tax

Retained earnings                                         108,086            70,587

  Total stockholder's equity                              181,27             142,352

  Total liabilities and stockholder's equity             $ 8,569,995        $ 6,377,617



FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF INCOME
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

REVENUES                                          1997            1996            1995



Fees charged to contractholders                  $ 73,553        $ 56,601        $ 39,172

Net investment income                             12,509          11,056          10,687

Realized gains (losses), net                      946             (38)            (14)

Premium revenue, net                              286             --              --

Other income                                      263             --              --



                                                $ 87,557         $ 67,619        $ 49,845



BENEFITS AND EXPENSES



Return credited to contractholders and            3,379           3,630           4,180
 other benefits

Underwriting, acquisition and                     26,354          20,615          16,518
 insurance expenses (1)



                                                  29,733          24,245          20,698



Income before before provision income tax         57,824          43,374          29,147



Provision for income taxes                        20,325          15,575          10,800



Net income                                      $ 37,499         $ 27,799        $ 18,347


(1) Includes affiliated party transaction (Note 6)
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF STOCKHOLDER'S EQUITY
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                     Common    Additional    Unrealized        Retained     Total
                                     stock     paid-in       gain (loss) on    earnings     stockholder's
                                               capital       securities                     equity
                                                             available-for-
                                                             sale



Balance at January 1, 1995          $ 3,000   $ 68,048      $ (2,690)         $ 24,411     $ 92,799



Net income                                                                     18,347       18,347



Change in unrealized gain (loss),                            5,055                          5,055
 net of tax of $2,722



Balance at December 31, 1995         3,000     68,048        2,365             42,788       116,201



Net income                                                                     27,799       27,799



Change in unrealized gain (loss),                            (1,648)                        (1,648)
 net of tax benefit of $887



Balance at December 31, 1996         3,000     68,048        717               70,587       142,352



Net income                                                                     37,499       37,499



Change in unrealized gain (loss),                            1,427                          1,427
 net of tax of $813



                                    $ 3,000   $ 68,048      $ 2,144           $ 108,086    $ 181,278
Balance at December 31, 1995





FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
CONSOLIDATED STATEMENTS OF CASH FLOWS
(in thousands)
for the years ended December 31, 1997, 1996 and 1995

                                                        1997              1996                1995

Cash flows from operating activities:

Net income                                             $ 37,499          $ 27,799            $ 18,347

Adjustments to reconcile net income to net cash provided by operating activities:

 Amortization of bond discount and premium              1,110             1,133               1,112

 Realized gain (loss) on investments                    (946)             38                  14

 Amortization of goodwill                               114               114                 114

 Depreciation and amortization                          3,464             1,241               870

 Change in deferred taxes                               (4,991)           (4,282)             (3,163)

 Increase in future contract and policy benefits        2,639             3,296               1,875

 Addition to deferred policy acquisition costs          (4,137)           (4,407)             (3,381)

Changes in assets and liabilities:

 Accrued investment income                              (798)             (124)               (523)

 Amounts due to (from) separate accounts                120               2,789               (1,586)

 Payable to parent and affiliates, net                  2,624             (1,209)             2,052

 Other assets and liabilities                           697               (916)               2,054

Net cash provided by (used in) operating activities     37,395            25,472              17,785



Cash flows from investing activities:

 Purchase of investments                                (178,474)         (83,411)            (54,337)

 Proceeds from disposal of investments                  148,758           67,910              23,221

 Additions to separate accounts                         (748,800)         (1,007,858)         (785,157)

 Additions to fixed assets                              (328)             (819)               (570)

Net cash used in investing activities                   (788,844)         (1,024,178)         (816,843)



Cash flows from financing activities:

 Considerations and deposits on variable                1,042,482         1,153,250           908,482
 annuity products

 Payments to contractholders                            (299,149)         (153,956)           (109,797)

Net cash provided by financing activities               743,333           999,294             798,685



Net increase (decrease) in cash and cash equivalents    1,884             588                 (373)



Cash and cash equivalents:

 Beginning of year                                      2,886             2,298               2,671

 End of year                                           $ 4,770           $ 2,886             $ 2,298


FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements
1. ORGANIZATION:
 The consolidated financial statements include the accounts of Fidelity Investments Life Insurance Company (FILI), a Utah domiciled insurance company, and Empire Fidelity Investments Life Insurance Company (EFILI), a wholly-owned insurance company operating exclusively in the State of New York (collectively, the "Company"). All intercompany transactions have been eliminated in consolidation.
 The Company issues variable deferred and immediate annuity contracts and is licensed in all states. Amounts invested in the fixed option of the contracts are allocated to the general account of the Company. Amounts invested in the variable option of the contracts are allocated to the Variable Annuity Accounts, separate accounts of the Company. Amounts invested in the variable life policies are allocated to the Variable Life Account I, also a separate account of the Company. The assets of the Variable Annuity Accounts are invested in the portfolios of the Variable Insurance Products Fund, the Variable Insurance Products Fund II and, beginning in 1997, the Variable Insurance Products Fund III, the Morgan Stanley Universal Funds, the PBGH Insurance Series Funds, the Strong Variable Insurance Funds and the Warburg Pincus Trust Funds. The assets of the Variable Life Account are invested in the portfolios of the Variable Insurance Products Fund and the Variable Insurance Products Fund II. The invested assets are reported at the net asset value of such portfolios.
 FILI also offers a term life insurance product with level premium paying periods of one, five, ten, fifteen and twenty years.
2. Summary of Significant Accounting Policies:
 BASIS OF PRESENTATION
 The accompanying consolidated financial statements of the Company have been prepared on the basis of generally accepted accounting principles, which vary in certain respects from reporting practices prescribed or permitted by state insurance regulatory authorities.
 INVESTMENTS
 Investments in debt securities available for sale and common stocks are reported at fair value. Fair values are derived from external market quotations. Unrealized gains or losses on debt securities and common stock are excluded from earnings and reported as a separate component of stockholder's equity, net of taxes, until realized. The discount or premium on debt securities, excluding loan-backed bonds and structured securities, is amortized using the effective interest method. Amortization of loan-backed bonds and structured securities includes anticipated prepayments over the estimated economic life of the security. When actual prepayments differ significantly from anticipated prepayments, the effective yield is recalculated to reflect actual payments to date and anticipated future payments and any resulting adjustment is included in investment income. Policy loans are carried at outstanding principal balances, not in excess of policy cash surrender value. These loans are an integral part of the insurance products and have no maturity dates. Consequently, it is impracticable to determine the fair value of policy loans.
 Investment income is recognized on the accrual basis. Realized gains or losses on investments sold are determined on the basis of the specific identification method. Unrealized and realized gains or losses on the Company's funds retained in the separate accounts are reflected in income.
 CASH EQUIVALENTS
 The Company considers all highly liquid debt instruments purchased with an original maturity date of three months or less to be cash equivalents. Cash equivalents are stated at cost which approximates fair value.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
2. Summary of Significant Accounting Policies: (continued)
 SEPARATE ACCOUNTS
 Separate account assets represent funds held for the exclusive benefit of variable annuity and variable life insurance contractholders and are reported at fair value. Since the contractholders receive the full benefit and bear the full risk of the separate account investments, the income and realized and unrealized gains and losses from such investments are offset by an increase or decrease in the amount of liabilities related to the separate account. The excess of separate account assets over separate account liabilities represents funds of the Company retained in the separate account.
 REVENUE RECOGNITION
 Fees charged to contractholders include the cost of providing insurance protection for variable life contractholders, mortality risk, expense risk, administrative charges and surrender charges for variable annuity contractholders. Premium revenues for term life insurance products are recognized as revenues over the premium-paying period.
 FUTURE CONTRACT AND POLICY BENEFITS
 Future contract and policy benefits represent the reserve liability which approximates the contractholder's account balance. The liabilities for future policy benefits for term life insurance products are computed by the natural reserve method, including provision for adverse deviation with respect to estimates for future investment yield, mortality and withdrawal experience.
 DEFERRED POLICY ACQUISITION COSTS
 The costs of acquiring new business, principally first-year commissions and certain expenses of policy issue and underwriting, all of which vary with and are related to the production of new business, have been deferred. These acquisition costs are being amortized in proportion to the present value of expected future gross profits from interest margins, mortality and other elements of performance under the contracts.
 INCOME TAXES
 FILI files a consolidated federal income tax return with its subsidiary, EFILI. Under a tax sharing agreement, each company is charged or credited its share of taxes as determined on a separate-company basis.
 The liability method is used in accounting for income taxes. Under this method, deferred tax assets and liabilities are determined based on differences between financial reporting and tax bases of assets and liabilities and are measured using the enacted tax rates and laws that will be in effect when the differences are expected to reverse.
 GOODWILL
 Goodwill, representing the excess of FMR Corp.'s cost over the net assets of the Company at the date of acquisition, has been reflected in these financial statements net of certain identifiable tax benefits realized and is being amortized on a straight-line basis over 40 years.
 USE OF ESTIMATES
 The preparation of the consolidated financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
 RECLASSIFICATIONS
 Certain prior year balances have been reclassified to conform with current year presentation.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
3. INVESTMENTS:
The components of net investment income were as follows:
     Years ended December 31,


                                                   1997            1996            1995

                                 (in thousands)

Debt securities                                   $ 11,840        $ 10,510        $ 9,762

Common stocks                                      271             216             --

Cash and cash equivalents                          529             551             459

Policy loans                                       10              9               8

Investment in separate accounts                    610             419             1,002

  Total investment income                          13,260          11,705          11,231

Investment expenses                                751             649             544

Net investment income                             $ 12,509        $ 11,056        $ 10,687


 Gross realized gains and losses from the sale of debt securities were as follows:
     Years ended December 31,

                              1997                 1996          1995

                            (in thousands)

Gross realized gains         $ 1,030              $ 28          $ 5

Gross realized losses        $ 84                 $ 66          $ 19



 The amortized cost and estimated fair value of debt securities, by type of issuer, and common stock were as follows:

                                December 31, 1997

                             Amortized                        Gross              Gross              Estimated
                             cost                             unrealized         unrealized         Fair
                                                              gains              losses             value

                           (in thousands)

U.S. Treasury securities    $ 61,949                         $ 1,671            $ (2)              $ 63,618

Corporate securities         118,700                          1,695              (17)               120,378

Loan-backed bonds and        15,363                           166                                   15,529
 structured securities

  Total debt securities     $ 196,012                        $ 3,532            $ (19)             $ 199,525



Common stock                $ 3,987                          $ --               $ (170)            $ 3,817


FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
3. INVESTMENTS: (continued)
         December 31, 1996


                            Amortized            Gross              Gross              Estimated
                            cost                 unrealized         unrealized         Fair
                                                 gains              losses             value

                          (in thousands)

U.S. Treasury securities   $ 52,032             $ 272              $ (94)             $ 52,210

Corporate securities        97,374               1,072              (116)              98,330

Loan-backed bonds and       17,325               109                --                 17,434
 structured securities

  Total debt securities    $ 166,731            $ 1,453            $ (210)            $ 167,974



Common stock               $ 3,716              $ --               $ (140)            $ 3,576


 The amortized cost and estimated fair value of debt securities at December 31, 1997, by contractual maturity, are shown below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

                                               Amortized            Estimated
                                               cost                 Fair value

                                             (in thousands)

Due in 1 year or less                         $ 14,237             $ 14,262

Due after 1 year through 5 years               78,550               79,443

Due after 5 years through 10 years             82,911               84,876

Due after 10 years                             4,951                5,415

Subtotal                                       180,649              183,996

Loan-backed bonds and structured securities    15,363               15,529

                                              $ 196,012            $ 199,525


 All debt securities are investment grade and there are no significant concentrations by issuer or by industry other than U.S. Treasury securities.
4. INCOME TAXES:
 The components of the provision for federal and state income taxes attributable to operations were as follows:
     Years ended December 31,


                                        1997                 1996            1995

                                      (in thousands)

     Current                           $ 25,316             $ 19,857        $ 13,963

     Deferred                           (4,991)              (4,282)         (3,163)

     Provision for income taxes        $ 20,325             $ 15,575        $ 10,800


FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
4. INCOME TAXES: (continued)
 Deferred income taxes reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. Significant components of the Company's deferred tax assets were as follows:
          Year ended December 31,


                                                               1997                 1996

                                                             (in thousands)

          Deferred income tax assets:

           Deferred policy acquisition costs                  $ 14,503             $ 11,272

           Reserves                                            4,205                2,328

           Unrealized gain on securities available for sale    (1,198)              (386)

           Other, net                                          (222)                (104)

            Total net deferred tax assets                     $ 17,288             $ 13,110


 Management believes that the Company's future income will be sufficient to realize the net deferred tax assets.
 FILI paid federal income taxes of $25,314,000, $19,445,000, and $13,790,000 in 1997, 1996 and 1995, respectively. State income taxes of $884,000, $782,000 and $390,000 were paid in 1997, 1996 and 1995, respectively.
 The effective tax rates approximate the statutory federal income tax rates for the years ended 1997, 1996 and 1995.
5. STOCKHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS:
 Generally, the net assets of the Company available for transfer to FMR Corp. are limited to the excess of FILI's net assets, as determined in accordance with statutory accounting practices, over minimum statutory capital requirements; however, payments of such amounts as dividends may be subject to approval by regulatory authorities.
 Net income and capital stock and surplus as determined in accordance with statutory accounting practices were as follows:

                                          Years ended December 31,

                                            1997                            1996             1995

                                          (in thousands)

     Statutory net income                  $ 30,620                        $ 19,673         $ 12,652

     Statutory capital stock and surplus   $ 136,356                       $ 105,643        $ 86,495


6. AFFILIATED COMPANY TRANSACTIONS:
 The Company's insurance contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc.
(FIA), both of which are affiliated with FMR Corp. FILI and EFILI have entered into agreements with FIA under which FILI pays FIA first-year sales compensation of $50 per deferred annuity contract and renewal sales compensation of 0.10% of the annuity contract value each year. FILI also pays FIA 37.5% of term life insurance first-year sales. EFILI pays FIA sales compensation of 3% of annuity payments received. The Company compensated FIA in the amount of $10,637,000, $9,361,000 and $6,834,000 in 1997, 1996 and 1995, respectively.
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(a wholly-owned subsidiary of FMR Corp.)
Notes to Consolidated Financial Statements (continued)
6. AFFILIATED COMPANY TRANSACTIONS: (continued)
 The Company has entered into administrative service agreements with its affiliates whereby the Company provides certain administrative and accounting functions. The Company received $1,044,000, $807,000 and $989,000 in 1997, 1996 and 1995, respectively, for such services. The reimbursements are accounted for as a direct reduction of the Company's expenses.
 FMR Corp. maintains a noncontributory trusteed defined benefit pension plan covering substantially all eligible Company employees. The benefits earned are based on years of service and the employees' compensation during the last five years of employment. FMR Corp.'s policy for the plan is to fund the maximum amount deductible for income tax purposes, and to charge each subsidiary for its share of such contributions. Pension costs of $204,000, $182,000 and $107,000 were charged to the Company in 1997, 1996 and 1995, respectively.
 FMR Corp. sponsors a trusteed Profit-Sharing Plan and a contributory 401(k) Thrift Plan covering substantially all eligible Company employees. Payments are made to the trustee by FMR Corp. annually for the Profit-Sharing Plan and monthly for the 401(k) Thrift Plan. FMR Corp.'s policy is to fund all costs accrued and to charge each subsidiary for its share of the cost. The cost charged to the Company for these plans amounted to $621,000, $441,000 and $424,000 in 1997,
1996 and 1995, respectively.
 The Company participates in various FMR Corp. stock-based compensatory plans. The compensation is based on the change in the net asset value of FMR Corp. common stock, as defined. The aggregate expenses related to these plans charged to the Company were approximately $424,000, $603,000 and $709,000 in 1997, 1996 and 1995,
respectively.
7. UNDERWRITING, ACQUISITION AND INSURANCE EXPENSES:
 Underwriting, acquisition and insurance expenses were as follows:

                                      Years ended December 31,

                                        1997                            1996            1995

                                      (in thousands)

     Commissions                       $ 10,6737                       $ 9,396         $ 6,834

     Amortization of deferred policy    15                              (2,661)         (1,933)
      acquisition costs and goodwill

     Taxes, licenses and fees           1,175                           1,052           896

     General insurance expenses         14,527                          12,828          10,721

                                       $ 26,354                        $ 20,615        $ 16,518


 During 1997, EFILI amortized an additional $1,850,000 of deferred policy acquisition costs. Amortization is adjusted periodically when estimates of future gross profits are revised to reflect actual experience. This adjustment has been reflected in underwriting, acquisition and insurance expenses.
8. COMMITMENTS AND CONTINGENCIES:
 Reinsurance
 FILI reinsures certain of its life insurance products risks with other companies. FILI retains a maximum coverage per individual life of $25,000 plus 30% of the excess over $25,000; the maximum initial retention not to exceed $100,000.
 The Company has entered into agreements to reinsure certain guarantee provisions and mortality losses on its annuity contracts. Premiums and deposits ceded under these reinsurance contracts were not material to the consolidated financial statements.
 The Company is contingently liable for claims reinsured that the assuming companies are unable to pay.
STATEMENT OF ASSETS AND LIABILITIES



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


ASSETS                                                                         DECEMBER 31, 1997

Investments at current market value:

 Variable Insurance Products Fund (VIP)

  Money Market Portfolio - 460,982,572 shares (cost $ 460,982,572)             $ 460,982,572

  High Income Portfolio - 23,562,757 shares (cost $285,396,045)                 319,982,242

  Equity-Income Portfolio - 68,854,231 shares (cost $1,172,384,612)             1,671,780,722

  Growth Portfolio - 27,119,930 shares (cost $720,172,839)                      1,006,149,404

  Overseas Portfolio - 13,057,776 shares (cost $226,119,324)                    250,709,295



 Variable Insurance Products Fund II (VIP II)

  Investment Grade Bond Portfolio - 8,678,689 shares (cost $105,071,360)        109,004,339

  Asset Manager Portfolio - 43,062,200 shares (cost $639,821,964)               775,550,216

  Index 500 Portfolio - 6,478,500 shares (cost $575,914,283)                    741,075,671

  Asset Manager: Growth Portfolio - 19,819,521 shares (cost $258,793,890)       324,247,367

  Contrafund Portfolio - 61,077,832 shares (cost $876,225,604)                  1,217,891,969



 Variable Insurance Products Fund III (VIP III)

  Balanced Portfolio - 4,224,346 shares (cost $57,173,868)                      61,590,960

  Growth & Income Portfolio - 20,276,256 shares (cost $226,604,918)             254,061,491

  Growth Opportunities Portfolio - 14,481,673 shares (cost $241,548,958)        279,061,839



 Morgan Stanley Universal Funds (MSUF)

  Emerging Markets Equity Portfolio - 188,634 shares (cost $1,833,208)          1,778,822

  Emerging Markets Debt Portfolio - 295,288 shares (cost $2,922,674)            2,855,436

  Global Equity Portfolio - 188,287 shares (cost $2,216,615)                    2,210,491

  International Magnum Portfolio - 133,450 shares (cost $1,437,953)             1,385,206



 PBHG Insurance Series Funds (PBHG)

  Growth II Portfolio - 204,826 shares (cost $2,132,436)                        2,201,877

  Small Cap Value Portfolio - 785,346 shares (cost $8,033,806)                  8,230,420

  Large Cap Value Portfolio - 72,842 shares (cost $746,849)                     759,743

  Technology & Communications Portfolio - 720,879 shares (cost $7,534,752)      7,504,351

  Select 20 Portfolio - 700,903 shares (cost $6,898,930)                        7,030,055



 Strong Variable Insurance Funds (SVIF)

  Discovery Fund II Portfolio - 69,643 shares (cost $856,201)                   837,800

  Growth Fund II Portfolio - 117,876 shares (cost $1,490,880)                   1,467,550

  Opportunity Fund II Portfolio - 138,820 shares (cost $2,987,628)              3,012,387



 Warburg Pincus Trust (WPT)

  Small Company Growth Portfolio - 388,177 shares (cost $6,245,903)             6,397,165

  International Equity Portfolio - 53,141 shares (cost $585,839)                557,449

  Post-Venture Capital Portfolio - 112,196 shares (cost $1,220,247)             1,240,887



   Total Assets                                                                $ 7,519,557,726



NET ASSETS

 Variable Annuity Contracts                                                    $ 7,262,735,649

 Annuity Reserves                                                               255,519,966

 Retained in Variable Account by Fidelity Investments Life Insurance Company    1,302,111



   Total Net Assets                                                            $ 7,519,557,726



FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY


     SUBACCOUNTS INVESTING IN:



                       VIP -                           VIP -                         VIP -
                       MONEY MARKET                    HIGH INCOME                   EQUITY-INCOME



                       12/31/97        12/31/96                        12/31/96      12/31/97          12/31/96

                                                       12/31/97


INCOME:


 Dividends             $ 26,699,688    $ 22,183,498    $ 20,817,461   $ 16,728,273   $ 139,970,603    $ 55,685,270

EXPENSES:

 Mortality risk,        4,865,592                       2,709,414                     14,608,539
 expense risk
 and adminis-                           4,265,461                      2,133,584                       13,282,629
 trative charges

Net investment          21,834,096      17,918,037      18,108,047     14,594,689     125,362,064      42,402,641
 income (loss)

Realized gain (loss)                                    6,949,695      4,215,546      48,965,707       44,973,966

Unrealized
 appreciation
 (depreciation)         0               0               16,989,756     6,407,080      179,763,260      71,715,782
 during the period

Net increase
 (decrease) in
 net assets             21,834,096      17,918,037      42,047,498     25,217,315     354,091,031      159,092,389
 from operations

Payments
 received from
 contract owners        629,101,224     716,350,463     15,807,824     19,246,520     37,916,433       67,800,413

Transfers
 between sub-           (638,722,858)   (572,043,365)   19,435,560     39,372,795     (42,350,907)     8,556,850
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and           (67,465,064)    (34,497,387)    (11,995,400)   (4,602,693)    (56,020,921)     (27,944,559)
 terminations

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (215,320)       (117,521)       (71,599)       (16,920)       (43,377)         (375,090)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             (77,302,018)    109,692,190     23,176,385     53,999,702     (60,498,772)     48,037,614
 from contract
 transactions

Retained in
 (returned from)
 Variable               29,046          (279,345)       (35,935)       (113,623)      (375,922)        (734,182)
 Annuity
 Account I, net

Total increase          (55,438,876)                    65,187,948                    293,216,337
 (decrease) in                          127,330,882                    79,103,394                      206,395,821
 net assets

Net assets at
 beginning              516,421,448     389,090,566     254,794,294    175,690,900    1,378,564,385    1,172,168,564
 of period

Net assets at end
 of period             $ 460,982,572   $ 516,421,448   $ 319,982,242  $ 254,794,294  $ 1,671,780,722  $ 1,378,564,385



     SUBACCOUNTS INVESTING IN:



                                                        VIP -
                        VIP -                           OVERSEAS
                        GROWTH



                        12/31/97         12/31/96       12/31/97     12/31/96



INCOME:


 Dividends             $ 33,907,980     $ 52,408,311   $ 21,080,704   $ 5,076,103

EXPENSES:

 Mortality risk,        9,346,562                       2,648,546
 expense risk
 and adminis-                            8,895,743                     2,325,480
 trative charges

Net investment          24,561,418       43,512,568     18,432,158     2,750,623
 income (loss)

Realized gain (loss)    67,921,108       34,665,280     13,687,852     4,977,991

Unrealized
 appreciation
 (depreciation)         99,256,428       25,231,481     (6,167,246)    17,808,822
 during the period

Net increase
 (decrease) in
 net assets             191,738,954      103,409,329    25,952,764     25,537,436
 from operations

Payments
 received from
 contract owners        27,687,604       65,624,862     10,161,356     15,310,022

Transfers
 between sub-           (133,879,505)    88,618,608     (23,441,635)   27,187,801
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and           (32,443,849)     (19,664,847)   (7,577,179)    (5,076,410)
 terminations

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (59,301)         (325,787)      (36,899)       (58,320)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             (138,695,051)    134,252,836    (20,894,357)   37,363,093
 from contract
 transactions

Retained in
 (returned from)
 Variable               (258,418)        (385,048)      (60,265)       (91,969)
 Annuity
 Account I, net

Total increase          52,785,485                      4,998,142
 (decrease) in                           237,277,117                   62,808,560
 net assets

Net assets at
 beginning              953,363,919      716,086,802    245,711,153    182,902,593
 of period

Net assets at end
 of period             $ 1,006,149,404  $ 953,363,919  $ 250,709,295  $ 245,711,153








                        VIP II -
                        INVESTMENT                  VIP II -                    VIP II -
                        GRADE BOND                  ASSET MANAGER               INDEX 500

                        12/31/97       12/31/96     12/31/97       12/31/96                        12/31/96
                                                                                    12/31/97






INCOME:


 Dividends             $ 4,769,202    $ 3,861,311   $ 84,602,748   $ 47,469,963    $ 14,463,456   $ 5,677,684

EXPENSES:

 Mortality risk,        836,719                      7,130,105                      5,648,542
 expense risk
 and adminis-                                                       7,112,472                      2,166,085
 trative charges                       785,033

Net investment          3,932,483                    77,472,643     40,357,491      8,814,914      3,511,599
 income (loss)                         3,076,278

Realized gain (loss)    858,556        888,717       13,884,351     20,343,996      24,508,427     4,975,965

Unrealized
 appreciation
 (depreciation)         1,995,042                    38,783,110     27,445,480      114,558,991    33,991,964
 during the period                     (2,329,345)

Net increase
 (decrease) in
 net assets                            1,635,650     130,140,104    88,146,967      147,882,332    42,479,528
 from operations        6,786,081

Payments
 received from
 contract owners        4,109,827      4,922,193     12,080,157     13,647,683      46,826,607     33,319,804

Transfers
 between sub-           22,693,615                   (32,631,061)   (114,227,037)   204,978,269    167,661,291
 accounts and the
 fixed account, net                    9,167,153

Transfers
 for contract
 benefits and           (7,797,627)                  (35,791,511)   (25,764,391)    (15,577,435)   (3,781,296)
 terminations                          (2,141,175)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (72,701)                     (155,845)      (237,492)       (150,934)      (64,159)
 Insurance
 Co., net                              56,907

Net increase
 (decrease) in
 net assets             18,933,114                   (56,498,260)   (126,581,237)   236,076,507    197,135,640
 from contract
 transactions                          12,005,078

Retained in
 (returned from)
 Variable               46,432                       (92,781)       (616,502)       (107,699)      (30,838)
 Annuity
 Account I, net                        (109,244)

Total increase          25,765,627                   73,549,063                     383,851,140
 (decrease) in                                                      (39,050,772)                   239,584,330
 net assets                            13,531,484

Net assets at
 beginning              83,238,712                   702,001,153    741,051,925     357,224,531    117,640,201
 of period                             69,707,228

Net assets at end
 of period             $ 109,004,339  $ 83,238,712  $ 775,550,216  $ 702,001,153   $ 741,075,671  $ 357,224,531








                         VIP II -
                         ASSET MANAGER:              VIP II -
                         GROWTH                      CONTRAFUND

                         12/31/97      12/31/96       12/31/97       12/31/96





INCOME:


 Dividends             $ 327,986      $ 9,328,581    $ 29,715,425     $ 4,625,874

EXPENSES:

 Mortality risk,        2,618,594                     10,453,261
 expense risk
 and adminis-                          1,063,876                       6,890,563
 trative charges

Net investment          (2,290,608)    8,264,705      19,262,164       (2,264,689)
 income (loss)

Realized gain (loss)    5,935,984      673,453        35,690,439       8,702,452

Unrealized
 appreciation
 (depreciation)         52,266,796     9,972,956      161,313,279      123,250,956
 during the period

Net increase
 (decrease) in
 net assets             55,912,172     18,911,114     216,265,882      129,688,719
 from operations

Payments
 received from
 contract owners        19,500,391     15,662,363     54,807,976       81,653,439

Transfers
 between sub-           70,469,134     101,765,224    66,369,243       248,553,823
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and           (6,744,007)    (2,189,943)    (25,715,125)     (10,123,899)
 terminations

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (80,124)       (38,727)       (281,176)        (261,226)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             83,145,394     115,198,917    95,180,918       319,822,137
 from contract
 transactions

Retained in
 (returned from)
 Variable               (31,806)       4,437          (190,999)        (180,555)
 Annuity
 Account I, net

Total increase          139,025,760                   311,255,801
 (decrease) in                         134,114,468                     449,330,301
 net assets

Net assets at
 beginning              185,221,607    51,107,139     906,636,168      457,305,867
 of period

Net assets at end
 of period             $ 324,247,367  $ 185,221,607  $ 1,217,891,969  $ 906,636,168


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
 OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY



     SUBACCOUNTS INVESTING IN:



                        VIP III -    VIP III -    VIP III -          MSUF -       MSUF -
                        BALANCED*    GROWTH &     GROWTH             EMERGING     EMERGING
                                     INCOME*      OPPORTUNITIES*     MARKETS      MARKETS
                                                                     EQUITY**     DEBT**

                        12/31/97     12/31/97     12/31/97           12/31/97     12/31/97




INCOME:

 Dividends             $ 24,769      $ 6,524,950    $ 490,995      $ 50,198     $ 82,487

EXPENSES:

 Mortality risk,        307,802       1,300,226      1,508,291      777          1,196
 expense risk
 and adminis-
 trative charges

Net investment          (283,033)     5,224,724      (1,017,296)    49,421       81,291
 income (loss)

Realized gain (loss)    1,117,028     255,257        671,295        1,555        1,555

Unrealized
 appreciation
 (depreciation)         4,417,092     27,456,573     37,512,881     (54,386)     (67,238)
 during the period

Net increase
 (decrease) in
 net assets             5,251,087     32,936,554     37,166,880     (3,410)      15,608
 from operations

Payments
 received from
 contract owners        6,706,277     29,329,428     42,870,806     56,721       28,145

Transfers
 between sub-           50,665,808    193,894,819    202,642,472    1,725,664    2,812,620
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and           (1,021,595)   (2,031,557)    (3,368,361)    (91)         0
 terminations

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (11,728)      (80,558)       (262,599)      (62)         (946)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             56,338,762    221,112,132    241,882,318    1,782,232    2,839,819
 from contract
 transactions

Retained in
 (returned from)
 Variable               1,111         12,805         12,641         0            9
 Annuity
 Account I, net

Total increase          61,590,960    254,061,491    279,061,839    1,778,822    2,855,436
 (decrease) in
 net assets

Net assets at
 beginning              0             0              0              0            0
 of period

Net assets at end
 of period             $ 61,590,960  $ 254,061,491  $ 279,061,839  $ 1,778,822  $ 2,855,436


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.

     SUBACCOUNTS INVESTING IN:

                                                                   PBHG -       PBHG -
                                                                   SMALL CAP    LARGE
                       MSUF -      MSUF -           PBHG -          VALUE**      CAP
                       GLOBAL      INTERNATIONAL    GROWTH II**                  VALUE**
                       EQUITY**    MAGNUM**

                       12/31/97    12/31/97         12/31/97        12/31/97     12/31/97




INCOME:


 Dividends             $ 38,854     $ 38,893     $ 0          $ 0          $ 0

EXPENSES:

 Mortality risk,        1,073        737          847          3,809        427
 expense risk
 and adminis-
 trative charges

Net investment          37,781       38,156       (847)        (3,809)      (427)
 income (loss)

Realized gain (loss)    0            1,566        726          1,588        1,407

Unrealized
 appreciation
 (depreciation)         (6,124)      (52,747)     69,441       196,614      12,894
 during the period

Net increase
 (decrease) in
 net assets             31,657       (13,025)     69,320       194,393      13,874
 from operations

Payments
 received from
 contract owners        347,239      130,652      110,103      604,447      56,451

Transfers
 between sub-           1,832,160    1,267,297    2,022,554    7,434,078    689,520
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and           0            0            (117)        (924)        (102)
 terminations

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             (576)        268          21           (1,552)      (1)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             2,178,823    1,398,217    2,132,561    8,036,049    745,868
 from contract
 transactions

Retained in
 (returned from)
 Variable               11           14           (4)          (22)         1
 Annuity
 Account I, net

Total increase          2,210,491    1,385,206    2,201,877    8,230,420    759,743
 (decrease) in
 net assets

Net assets at
 beginning              0            0            0            0            0
 of period

Net assets at end
 of period             $ 2,210,491  $ 1,385,206  $ 2,201,877  $ 8,230,420  $ 759,743


 * FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.
** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS)
THROUGH DECEMBER 31, 1997.







                                    PBHG -          SVIF -        SVIF -        SVIF -
                                    SELECT 20**     DISCOVERY     GROWTH        OPPORTUNITY
                    PBHG -                          FUND II**     FUND II**     FUND II**
                    TECHNOLOGY &
                    COM-
                    MUNICATIONS**

                    12/31/97          12/31/97        12/31/97      12/31/97      12/31/97




INCOME:


 Dividends             $ 0          $ 0          $ 0        $ 51,405     $ 2,789

EXPENSES:

 Mortality risk,                     3,029        433        686          1,349
 expense risk
 and adminis-
 trative charges        3,175

Net investment                       (3,029)      (433)      50,719       1,440
 income (loss)          (3,175)

Realized gain (loss)    348          49           (2,563)    438          3,293

Unrealized
 appreciation
 (depreciation)                      131,125      (18,401)   (23,330)     24,759
 during the period      (30,401)

Net increase
 (decrease) in
 net assets                          128,145      (21,397)   27,827       29,492
 from operations        (33,228)

Payments
 received from
 contract owners        1,166,675    241,149      115,879    210,484      316,468

Transfers
 between sub-                        5,661,006    743,684    1,229,535    2,666,657
 accounts and the
 fixed account, net     6,356,784

Transfers
 for contract
 benefits and                        (748)        (383)      0            (73)
 terminations           (1,170)

Other transfers
 (to) from
 Fidelity Invest-
 ments Life                          (2,417)      (55)       20           (524)
 Insurance
 Co., net               15,296

Net increase
 (decrease) in
 net assets                          5,898,990    859,125    1,440,039    2,982,528
 from contract
 transactions           7,537,585

Retained in
 (returned from)
 Variable                            1,002,920    72         (316)        367
 Annuity
 Account I, net         (6)

Total increase                       7,030,055    837,800    1,467,550    3,012,387
 (decrease) in
 net assets             7,504,351

Net assets at
 beginning                           0            0          0            0
 of period              0

Net assets at end
 of period             $ 7,504,351  $ 7,030,055  $ 837,800  $ 1,467,550  $ 3,012,387








                      WPT -        WPT -            WPT -
                      SMALL        INTERNATIONAL    POST-
                      COMPANY      EQUITY**         VENTURE
                      GROWTH**                      CAPITAL**

                                                                  TOTAL

                      12/31/97     12/31/97         12/31/97      12/31/97  12/31/96



INCOME:


 Dividends             $ 0          $ 24,727   $ 150        $ 383,685,470    $ 223,044,868

EXPENSES:

 Mortality risk,        2,764        273        679          64,003,447
 expense risk
 and adminis-                                                                 48,920,926
 trative charges

Net investment          (2,764)      24,454     (529)        319,682,023      174,123,942
 income (loss)

Realized gain (loss)    (1)          (984)      (323)        220,454,353      124,417,366

Unrealized
 appreciation
 (depreciation)         151,262      (28,390)   20,640       728,471,680      313,495,176
 during the period

Net increase
 (decrease) in
 net assets             148,497      (4,920)    19,788       1,268,608,056    612,036,484
 from operations

Payments
 received from
 contract owners        547,503      37,724     322,881      941,198,431      1,033,537,762

Transfers
 between sub-           5,700,629    522,333    898,095      1,685,570        4,613,143
 accounts and the
 fixed account, net

Transfers
 for contract
 benefits and           0            (93)       (0)          (273,553,332)    (135,786,600)
 terminations

Other transfers
 (to) from
 Fidelity Invest-
 ments Life             1,366        (23,099)   (2)          (1,534,424)      (1,438,335)
 Insurance
 Co., net

Net increase
 (decrease) in
 net assets             6,249,498    536,865    1,220,974    667,796,245      900,925,970
 from contract
 transactions

Retained in
 (returned from)
 Variable               (830)        25,504     125          (23,945)         (2,536,869)
 Annuity
 Account I, net

Total increase          6,397,165    557,449    1,240,887    1,936,380,356
 (decrease) in                                                                1,510,425,585
 net assets

Net assets at
 beginning              0            0          0            5,583,177,370    4,072,751,785
 of period

Net assets at end
 of period             $ 6,397,165  $ 557,449  $ 1,240,887  $ 7,519,557,726  $5,583,177,370



NOTES TO FINANCIAL STATEMENTS
FOR THE YEARS ENDED DECEMBER 31, 1997 AND 1996


FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
OF
FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
12. ORGANIZATION.
Fidelity Investments Variable Annuity Account I (the "Account"), a unit investment trust registered under the Investment Company Act of 1940 as amended, was established by Fidelity Investments Life Insurance Company (FILI) on July 22, 1987 and exists in accordance with the regulations of the State of Utah Insurance Department. The Account is a funding vehicle for individual Fidelity Retirement Reserves and Fidelity Income Advantage variable annuity contracts. FILI is a wholly-owned subsidiary of FMR Corp.
In 1997, FILI added eighteen new subaccounts to the Account: VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG - Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity, WPT - Post-Venture Capital.
13. SIGNIFICANT ACCOUNTING POLICIES.
Investments are made in the portfolios of the subaccounts and are valued at the reported net asset values of such portfolios. Transactions are recorded on the trade date. Income from dividends is recorded on the ex-dividend date. Realized gains and losses on the sales of investments are computed on the basis of the identified cost of the investment sold.
In addition to the Account, a contractholder may also allocate funds to the Fixed Account, which is part of FILI's general account. Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been registered under the Securities Act of 1933 and FILI's general account has not been registered as an investment company under the Investment Company Act of 1940.
Annuity reserves are computed for contracts in the income stage according to the 1983 Individual Annuitant Mortality Table. The assumed investment return is 3.5% unless the annuitant elects otherwise, in which case the rate may vary from 3.5% to 7%, as regulated by the laws of the respective states. The mortality risk is fully borne by FILI and may result in additional amounts being transferred into the Account by FILI.
The operations of the Account are included in the federal income tax return of FILI, which is taxed as a life insurance company under the provisions of the Internal Revenue Code ("the Code").
The preparation of the statement of assets and liabilities and the statements of operations and changes in net assets in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from those estimates.
14. EXPENSES.
FILI deducts a daily charge from the net assets of the Account for administrative expenses and for the assumption of mortality risk and expense risk. Prior to November 3, 1997, the daily charge was equivalent to an annual effective rate of 1% of net assets. On November 3, 1997, FILI reduced the daily charge on the Retirement Reserves contracts to an annual effective rate of 0.8% of net assets. FILI also deducts an annual maintenance charge of $30 from the Retirement Reserves contract value. The maintenance charge is waived on certain contracts.
Under the current provisions of the Code, FILI does not expect to incur federal income taxes on the earnings of the Account to the extent the earnings are credited under the contracts. FILI incurs federal income taxes on the difference between the financial statement carrying value of reserves for contracts in the income stage and those reserves held for federal income tax purposes. The tax effect of this temporary difference is expected to be recovered by FILI. As such, no charge is being made currently to the Account for federal income taxes. FILI will review periodically the status of such decision based on changes in the tax law. Such a charge may be made in future years for any federal income taxes that would be attributable to the contracts.
15. AFFILIATED COMPANY TRANSACTIONS.
The contracts are distributed through Fidelity Brokerage Services, Inc. (FBSI) and Fidelity Insurance Agency, Inc. (FIA), both of which are affiliated with FMR Corp. FBSI and FIA are the distributors and FBSI is the principal underwriter of the contracts. Fidelity Management & Research Company, an affiliate of FMR Corp., acts as investment advisor to the VIP, VIP II and VIP III portfolios. Fidelity Investments Institutional Operations Co., an affiliate of FMR Corp., is the transfer and shareholder servicing agent for the VIP, VIP II and VIP III portfolios.
16. PURCHASES AND SALES OF INVESTMENTS.
The following table shows aggregate cost of shares purchased and proceeds from sales of each subaccount for the year ended December 31, 1997:
                                     PURCHASES       SALES

VIP - Money Market                  $  326,583,049  $  382,021,925

VIP - High Income                     114,897,983     73,649,486

VIP - Equity-Income                   198,894,123     134,406,753

VIP - Growth                          56,549,510      170,941,561

VIP - Overseas                        72,099,269      74,621,733

VIP II - Investment Grade Bond        47,032,620      24,120,591

VIP II - Asset Manager                98,479,844      77,598,242

VIP II - Index 500                    306,095,779     61,312,057

VIP II - Asset Manager: Growth        100,798,108     19,975,128

VIP II - Contrafund                   199,694,635     85,442,570

VIP III - Balanced                    65,612,689      9,555,849

VIP III - Growth & Income             228,481,958     2,132,297

VIP III - Growth Opportunities        245,497,853     4,620,190

MSUF - Emerging Markets Equity        2,115,422       283,769

MSUF - Emerging Markets Debt          3,274,862       353,743

MSUF - Global Equity                  2,216,615       0

MSUF - International Magnum           1,571,078       134,691

PBHG - Growth II                      2,184,299       52,589

PBHG - Small Cap Value                8,166,634       134,416

PBHG - Large Cap Value                851,823         106,381

PBHG - Technology & Communications    7,552,890       18,486

PBHG - Select 20                      6,910,570       11,689

SVIF - Discovery Fund II              1,033,348       174,584

SVIF - Growth Fund II                 1,568,802       78,360

SVIF - Opportunity Fund II            3,262,583       278,248

WPT - Small Company Growth            6,245,904       0

WPT - International Equity            921,970         335,147

WPT - Post-Venture Capital            1,271,438       50,868

17. UNIT VALUES.
A summary of changes in accumulation units and ending unit and contract values for variable annuity contracts at December 31, 1997 and 1996 are as follows:

                                            PAYMENTS
                              BEGINNING     RECEIVED    TRANSFERS     CONTRACT
                              BALANCE       FROM        BETWEEN       TERMINATIONS    ENDING BALANCE
                                            CONTRACT    SUBACCOUNTS,                 UNITS UNIT VALUE DOLLARS
                                            OWNERS      NET





JANUARY 1, 1997 TO DECEMBER 31, 1997

 VIP - Money Market           33,393,564   35,765,040   (40,993,364)   91,490        28,256,730  $ 15.98  $ 451,543,983

 VIP - High Income             9,856,952    586,582      661,363        (623,781)     10,481,116  $ 29.00   303,988,166

 VIP - Equity-Income           43,073,117   1,075,044    (1,451,095)    (1,859,034)   40,838,032  $ 39.39   1,608,658,423

 VIP - Growth                  26,772,269   709,036      (3,594,444)    (838,737)     23,048,124  $ 42.76   985,593,562

 VIP - Overseas                11,419,855   436,554      (983,144)      (360,741)     10,512,524  $ 23.52   247,274,432

 VIP II - Investment Grade Bond 4,615,384   228,138      1,229,196      (547,810)     5,524,907   $ 18.75   103,579,135

 VIP II - Asset Manager        33,062,627   530,613      (1,505,174)    (1,767,212)   30,320,855  $ 24.80   751,916,385

 VIP II - Index 500            18,160,844   2,122,452    9,533,877      (1,121,909)   28,695,264  $ 24.83   712,404,342

 VIP II - Asset Manager: Growth 12,261,937  1,205,712    4,500,037      (766,657)     17,201,030  $ 17.95   308,741,994

 VIP II - Contrafund           53,010,249   2,983,188    3,494,055      (1,698,427)   57,789,065  $ 20.47   1,183,200,370

 VIP III - Balanced *                       606,056      4,630,639      (586,884)     4,649,810   $ 11.98   55,714,035

 VIP III - Growth & Income *                2,622,603    17,602,327     (1,426,696)   18,798,233  $ 12.68   238,278,772

 VIP III - Growth Opportunities *           3,852,029    18,523,967     (1,221,162)   21,154,834  $ 12.63   267,246,966

 MSUF - Emerging Markets Equity **          5,745        171,206        (15)          176,936     $ 10.05   1,778,822

 MSUF - Emerging Markets Debt **            2,756        269,897        (2,040)       270,613     $ 10.48   2,834,996

 MSUF - Global Equity **                    34,595       181,040        (1,155)       214,479     $ 10.25   2,198,667

 MSUF - International Magnum **             13,105       127,421        (14,455)      126,071     $ 9.86    1,242,464

 PBHG - Growth II **                        11,237       205,656        (18,025)      198,868     $ 10.15   2,018,998

 PBHG - Small Cap Value **                  59,114       730,068        (28,259)      760,923     $ 10.43   7,936,253

 PBHG - Large Cap Value **                  5,653        68,352         (2,944)       71,061      $ 10.27   729,623

 PBHG - Technology & Communications **      120,942      639,601        (13,759)      746,784     $ 9.87    7,369,743

 PBHG - Select 20 **                        23,751       554,810        (27,088)      551,473     $ 10.42   5,745,102

 SVIF - Discovery Fund II **                11,942       74,522         (17,377)      69,087      $ 9.69    669,714

 SVIF - Growth Fund II **                   21,083       122,113        (3,251)       139,945     $ 10.25   1,434,554

 SVIF - Opportunity Fund II **              31,632       265,241        (19,520)      277,353     $ 10.15   2,814,079

 WPT - Small Company Growth **              55,431       572,410        (30,997)      596,845     $ 10.19   6,081,692

 WPT - International Equity **              3,884        53,678         (2,581)       54,981      $ 9.24    508,179

 WPT - Post-Venture Capital **              32,317       88,717         (836)         120,198     $ 10.25   1,232,198

                                                                                                           $ 7,262,735,649

JANUARY 1, 1996 TO DECEMBER 31, 1996



 VIP - Money Market            26,268,846   42,913,398   (38,375,363)   2,586,683     33,393,564  $ 15.30  $ 510,850,998

 VIP - High Income             7,797,315    816,399      1,649,890      (406,652)     9,856,952   $ 24.89   245,332,651

 VIP - Equity-Income           41,937,122   2,359,548    324,284        (1,547,837)   43,073,117  $ 31.05   1,337,348,204

 VIP - Growth                  23,019,869   1,987,476    2,629,901      (864,978)     26,772,269  $ 34.97   936,189,066

 VIP - Overseas                9,560,376    770,514      1,400,639      (311,673)     11,419,855  $ 21.29   243,142,393

 VIP II - Investment Grade
Bond                           3,993,107    291,738      528,603        (198,064)     4,615,384   $ 17.36   80,112,903

 VIP II - Asset Manager        39,821,641   708,287      (6,035,625)    (1,431,676)   33,062,627  $ 20.75   686,200,145

 VIP II - Index 500            7,333,800    1,943,169    9,613,725      (729,850)     18,160,844  $ 18.89   343,086,654

 VIP II - Asset Manager:
 Growth                        4,035,434    1,168,481    7,592,101      (534,078)     12,261,937  $ 14.49   177,691,548

 VIP II - Contrafund           32,421,946   5,482,352    16,672,452     (1,566,501)   53,010,249  $ 16.65   882,817,550

                                                                                                           $ 5,442,772,112



* FOR THE PERIOD JANUARY 27, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.

** FOR THE PERIOD NOVEMBER 24, 1997 (COMMENCEMENT OF OPERATIONS) THROUGH DECEMBER 31, 1997.


REPORT OF INDEPENDENT ACCOUNTANTS
TO THE CONTRACT OWNERS OF FIDELITY INVESTMENTS VARIABLE ANNUITY
ACCOUNT I:


We have audited the accompanying statement of assets and liabilities of Fidelity Investments Variable Annuity Account I (comprised of VIP - Money Market, VIP - High Income, VIP - Equity-Income, VIP - Growth, VIP - Overseas, VIP II - Investment Grade Bond, VIP II - Asset Manager, VIP II - Index 500, VIP II - Asset Manager: Growth, VIP II - Contrafund, VIP III - Balanced, VIP III - Growth & Income, VIP III - Growth Opportunities, MSUF - Emerging Markets Equity, MSUF - Emerging Markets Debt, MSUF - Global Equity, MSUF - International Magnum, PBHG
- Growth II, PBHG - Small Cap Value, PBHG - Large Cap Value, PBHG - Technology & Communications, PBHG - Select 20, SVIF - Discovery Fund II, SVIF - Growth Fund II, SVIF - Opportunity Fund II, WPT - Small Company Growth, WPT - International Equity and WPT - Post-Venture Capital) of Fidelity Investments Life Insurance Company as of December 31, 1997, and the related statements of operations and changes in net assets for each of the periods indicated therein. These financial statements are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of the aforementioned subaccounts comprising Fidelity Investments Variable Annuity Account I of Fidelity Investments Life Insurance Company as of December 31, 1997, and the results of their operations and the changes in their net assets for each of the periods indicated therein, in conformity with generally accepted accounting principles.
COOPERS & LYBRAND L.L.P.
Boston, Massachusetts
January 28, 1998
PART C
OTHER INFORMATION

Item 24.  Financial Statements and Exhibits
  a)  Financial Statements included in Part B
  The following financial statements of Fidelity Investments Variable Annuity Account I and of Fidelity Investments Life Insurance Company are filed in Part B.n (Note 1)
  Statement of Assets and Liabilities for Fidelity Investments Variable Annuity Account I as of December 31, 1996. (Note 1)
  Statements of Operations and Changes in Net Assets for Fidelity Investments Variable Annuity Account I for Years Ended December 31, 1997 and 1996. (Note 1)
  Report of Coopers & Lybrand L.L.P. on the Financial Statements of Fidelity Investments Variable Annuity Account I. (Note 1)
  Balance Sheets of Fidelity Investments Life Insurance Company as of December 31, 1997 and 1996. (Note 1)
  Consolidated Statements of Income for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1997, 1996 and 1995. (Note 1)
  Consolidated Statements of Changes in Stockholder's Equity for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1997, 1996 and 1995. (Note 1)
  Consolidated Statements of Cash Flows for Fidelity Investments Life Insurance Company for the Years Ended December 31, 1997, 1996 and 1995. (Note 1)
  Report of Coopers & LybrandL.L.P. on Financial Statements of Fidelity Investments Life Insurance Company. (Note 1)
  There are no financial statements included in Part A, other than Accumulation Unit Values.
   b)  Exhibits
  (1) Resolution of Board of Directors of Fidelity Investments Life Insurance Company ("Fidelity Investments Life") establishing the Fidelity Investments Variable Annuity Account I. (Note 1)
  (2)  Not Applicable.
  (3) (a) Distribution Agreement between Fidelity Investments Life, Fidelity Insurance Agency and Fidelity Brokerage Services, Inc. (Note
1)
   (b)  Commission Schedule.  (Note 1)
  (4) (a)  Specimen Variable Annuity Contract.  (Note 1)
   (b)  Specimen Variable Annuity Contract for Use with Sponsored
Arrangements.
    (Note 1)
   (c)  Endorsement for Qualified Contracts.  (Note 1)
  (5) (a)  Application for Variable Annuity Contract.  (Note 1)
   (b)  Application for Variable Annuity Contract for Use
       with Sponsored Arrangements.  (Note 1)
  (6)  (i)   Articles of Domestication of Fidelity Investments Life.
(Note 1)
        (ii)  Revised Bylaws of Fidelity Investments Life.  (Note 1)
C-1
  (7)   Not Applicable.
  (8) Not Applicable
  (9) Opinion and consent of David J. Pearlman, as to the legality of securities being issued.
   (Note 4 ).
  (10)  Written consent of Coopers & Lybrand L.L.P.  (Note 4 )
   Written consent of Jorden Burt Berenson & Johnson LLP   (Note 4)
  (11)  Not Applicable.
  (12)  Not Applicable.
  (13)  Performance Advertising Calculations  (Note 1)
  (14)   (a) Form of Participation Agreement between Fidelity
Investments Life and Variable    Insurance Products Fund.   (Note 1)
    (b) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund II.  (Note 1)
`
    (c) Form of Participation Agreement between Fidelity Investments
Life and Variable    Insurance Products Fund III.  (Note 1)
     (d) Form of Participation Agreement between Fidelity Investments Life and Strong Variable Insurance Funds, Inc. on behalf of the Portfolios, and Strong Opportunity Fund II, Inc., Strong Capital Management, Inc. (the "Adviser"), (Note 3)
    (e) Form of Participation Agreement between Fidelity Investments Life and PBHG INSURANCE SERIES FUND, INC. ("FUND"), and PILGRIM BAXTER & ASSOCIATES, LTD. ("ADVISER"). (Note 3)
`
    (f) Form of Participation Agreement between Fidelity Investments Life and MORGAN STANLEY UNIVERSAL FUNDS, INC. (the "Fund"), and MORGAN STANLEY ASSET MANAGEMENT INC. and MILLER ANDERSON & SHERRERD, LLP (the "Advisers"). (Note 3)

    (g) Form of Participation Agreement between Fidelity Investments Life and Warburg, Pincus Trust, (the "Fund"); Warburg, Pincus
Counsellors, Inc. (the "Adviser"); and Counsellors Securities Inc.
(Note 3)
  (15)  Powers of Attorney
   Powers of Attorney  (Note 2)
   Power of Attorney for Paul J. Hondros (Note 3)

(Note 1) Incorporated by reference to Post-Effective Amendment No. 11 to this Registration Statement filed electronically on April 27, 1997.
 (Note 2) Incorporated by reference to Post-Effective Amendment No. 10 to this Registration Statement filed on April 26, 1996.
 (Note 3) Incorporated by reference to Post-Effective Amendment No. 12 to this Registration Statement filed electronically on August 29, 1997.
 (Note 4)   Filed herein
C-3

Item 25.  Directors and Officers of the Depositor
   The directors and officers of Fidelity Investments Life are as follows:

Directors of Fidelity Investments Life
  EDWARD C. JOHNSON 3d, Director and Chairman of the Board
  J. GARY BURKHEAD, Director
  JAMES C. CURVEY, Director
  JOHN J. REMONDI, Director
  RODNEY R. ROHDA, Director and Chairman
  DENIS M. McCARTHY, Director
Executive Officers Who Are Not Directors
   Executive officers of Fidelity Investments Life who are not directors are as follows:
  JOSEPH L. KURTZER, JR.,  Treasurer
  DAVID J. PEARLMAN, Vice President, Senior Legal Counsel and
Secretary
 The principal business address of all persons listed in Item 25 is 82 Devonshire Street, Boston, Massachusetts 02109.
C-4
Item 26. Persons Controlled By or Under Common Control with the Depositor or Registrant.
See Exhibit 26 of the original registration statement on Form N-4 filed August 17, 1991, Reg. No. 33-42376, on behalf of Empire Fidelity Investments Variable Annuity Account A, which is incorporated herein by reference.
Item 27.  Number of Contract Owners.
   On December 31, 1997, there were 5,036 Qualified Contracts and 93,380 Non-qualified Contracts.
Item 28.  Indemnification
FMR Corp. and its subsidiaries own a directors' and officers' liability reimbursement contract (the "Policy"), issued by National Union Fire Insurance Company, that provides coverage for "Loss" (as defined in the Policy) arising from any claim or claims by reason of any breach of duty, neglect, error, misstatement, misleading statement, omission or other act done or wrongfully attempted by a person while he or she is acting in his or her capacity as a director or officer. The coverage is provided to these insureds, including Fidelity Investments Life, to the extent required or permitted according to applicable law, common or statutory, or under their respective charters or by-laws, to indemnify directors or officers for Loss arising from the above-described matters. Coverage is also provided to the individual directors or officers for such Loss, for which they shall not be indemnified, subject to relevant contract exclusions. Loss is essentially the legal liability on claims against a director or officer, including damages, judgements, settlements, costs, charges and expenses (excluding salaries of officers or employees) incurred in the defense of actions, suits or proceedings and appeals therefrom.
There are a number of exclusions from coverage. Among the matters excluded are Losses arising as the result of (1) fines or penalties imposed by law or other matters that may be deemed uninsurable under the law pursuant to which the Policy is construed, (2) claims brought about or contributed to by the fraudulent, dishonest, or criminal acts of a director or officer, (3) any claim made against the directors or officers for violation of any of the responsibilities, obligations, or duties imposed upon fiduciaries by the Employee Retirement Income Security Act of 1974 or amendments thereto, (4) professional errors or omissions, and (5) claims for an accounting of profits in fact made from the purchase or sale by a director or officer of any securities of the insured corporations within the meaning of Section 16(b) of the Securities Exchange Act of 1934 and amendments thereto or similar provisions of any state statutory law.
The limit of coverage of the Policy is $10 million, as an annual aggregate limit, with 95% co-insurance for the first $1 million of coverage, and with a deductible of $500,000 in the event that Fidelity Investments Life indemnifies the director or officer, or a deductible of $5,000 per individual director or officer (with a maximum aggregate per loss deductible of $25,000) if Fidelity Investments Life does not indemnify the director or officer.
Utah law (Revised Business Corporation Act (sub-section)16-10a-901 et seq.) provides, in substance, that a corporation may indemnify a director, officer, employee or agent against liability if he acted in good faith and in a manner he reasonably believed to be in, or not opposed to, the best interest of the corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful.
The Text of Article XIV of Fidelity's By-Laws, which relates to indemnification of the directors and officers, is as follows:
C-5
INDEMNIFICATION OF DIRECTORS, OFFICERS AND PERSONS
ADMINISTERING EMPLOYEE BENEFIT PLANS
Each officer or Director or former officer or Director of the Corporation, and each person who shall, at the Corporation's request, have served as an officer or director of another corporation or as trustee, partner or officer of a trust, partnership or association, and each person who shall, at the Corporation's request, have served in any capacity with respect to any employee benefit plan, whether or not then in office then serving with respect to such employee benefit plan, and the heirs, executors, administrators, successors and assigns of each of them, shall be indemnified by the Corporation against all satisfaction of judgements, in compromise and or as fines or penalties and fees and disbursement of counsel, imposed upon or reasonably incurred by him or them in connection with or arising out of any action, suit or proceeding, by reason of his being or having been such officer, trustee, partner or director, or by reason of any alleged act or omission by him in such capacity or in serving with respect to an employee benefit plan, including the cost of reasonable settlements (other than amounts paid to the Corporation itself) made with a view to curtailment of costs of litigation.
The Corporation shall not, however, indemnify any such person, or his heirs, executors, administrators, successors, or assigns, with respect to any matter as to which his conduct shall be finally adjudged in any such action, suit, or proceedings to constitute willful misconduct or recklessness or to the extent that such matter relates to service with respect to any employee benefit plan, to not be in the best interest of the participants or beneficiaries of such employee benefit plan. Such indemnification may include payment by the Corporation of expenses incurred in defending any such action, suit, or proceeding in advance of the final disposition thereof, upon receipt of an undertaking by or on behalf of the person indemnified to repay such payment if it shall ultimately be determined that he is not entitled to be indemnified by the Corporation. Such undertaking may be accepted by the corporation without reference to the financial ability of such person to make repayment.
The foregoing rights of indemnification shall not be exclusive of other rights to which any such director, officer, trustee, partner or person serving with respect to an employee benefit plan may be entitled as a matter of law. These indemnity provisions shall be separable, and if any portion thereof shall be finally adjudged to be invalid, such invalidity shall not affect any other portion which can be given effect.
The Board of Directors may purchase and maintain insurance on behalf of any persons who is or was a Director, officer, trustee, partner, employee or other agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, trustee, partner, employee or other agent of another corporation, association, trust or partnership, against any liability incurred by him in any such, whether or not the Corporation would have the power to indemnify him against such liability.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director or officer, or controlling persons of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such director, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by its is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
C-6
Item 29.  Principal Underwriters.
 (a) Fidelity Brokerage Services, Inc. acts as distributor for other variable life and variable annuity contracts registered by separate accounts of Fidelity Investments Life, Empire Fidelity Investments Life Insurance Company, and PFL Life Insurance Company.
 (b)
Name and Principal     Positions and Offices with Underwriter
Business Address
Roger T. Servison     Director
Robert P. Mazzarella     Director and President
Rodney R. Rohda      Director
Edward L. McCartney     Executive Vice President
J. Peter Benzie      Executive Vice President
Bruce MacAlpine      Vice President
Kenneth Klipper      Treasurer
Gary Greenstein      Assistant Treasurer
Jeffrey R. Larsen      Legal Counsel & Clerk
Linda Holland      Compliance Officer
Richard Blades      Compliance Registered Options Principal
Jay Freedman      Assistant Clerk
 (c) Commissions and other compensation received by principal underwriter.
See Item 24 (b)(3)(b). No compensation was received by the principal underwriter from the registrant or depositor during the registrant's or depositor's last fiscal year.
 The address for each person named in Item 29 is 82 Devonshire Street, Boston, Massachusetts 02109.
C-7

Item 30.  Location of Accounts and Records
  The records regarding the Account required to be maintained by
Section 31(a) of the Investment Company Act of 1940, and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained at Fidelity Investments Life Insurance Company at 82 Devonshire Street, Boston, Massachusetts 02109.
Item 31.  Management Services
  Not applicable
Item 32.  Undertakings
 (a) Registrant undertakes to file a post-effective amendment to this Registration Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.
 (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information.
 (c) Registrant undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.
 (d) Registrant represents that it meets the definition of a "separate account" under the federal securities laws.
 (e) Fidelity Investment Life Insurance Company hereby represents that the aggregate charges under the variable annuity policy ("the contract") offered by Fidelity Investment Life Insurance Company are reasonable in relation to services rendered, the expenses expected to be incurred, and the risks assumed by Fidelity Investment Life Insurance Company
C-8

SIGNATURES
 As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Fidelity Investments Variable Annuity Account I, certifies that it meets the requirements of the Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Post-Effective Amendment No. 13 to the Registration Statement to be signed on its behalf in the city of Boston and the Commonwealth of Massachusetts, on this 28th day of April, 1998.
 FIDELITY INVESTMENTS VARIABLE ANNUITY ACCOUNT I
(Registrant)
By: FIDELITY INVESTMENTS LIFE INSURANCE COMPANY
(Depositor)
By: _/s/Rodney R. Rhoda  Attest:_/s/David J. Pearlman
        Rodney R. Rohda, President, Chairman,    David J. Pearlman,
        Chief Operating Officer and Chief Executive Officer
Secretary
 As required by the Securities Act of 1933, this Post-Effective Amendment No. 13 to the Registration Statement has been signed below by the following persons in the capacities indicated on this 28th day of April, 1998.
Signature Title
_/s/Rodney R. Rhoda President, Chairman and Director
Rodney R. Rohda (Chief Executive Officer)
  (Chief Operating Officer)  )
_________________   )
Joseph L. Kurtzer Jr. Treasurer   )
    )
________________   )
Edward C. Johnson 3d  Director  )
    )
________________ Director  )
J. Gary Burkhead   ) By:   /s/David J. Pearlman
       )   David J. Pearlman
_________________ Director  )   (Attorney-in-Fact)
James C. Curvey   )
    )
_________________ Director  )
John J. Remondi   )
    )
_________________ Director  )
Denis M. McCarthy   )